Filed on: April 29, 2022	File No. 333-84159 File No. 811-09517

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	23	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	24	☒
(Check appropriate box or boxes)
SBL VARIABLE ANNUITY ACCOUNT XI
(Scarborough Advantage)

(Exact Name of Registrant)
Security Benefit Life Insurance Company

(Name of Depositor)
One Security Benefit Place, Topeka, Kansas 66636-0001

(Address of Depositor’s Principal Executive Offices)
(785) 438-3000

(Depositor’s Telephone Number, Including Area Code)
Chris Swickard, Associate General Counsel
Security Benefit Life Insurance Company
One Security Benefit Place, Topeka, KS 66636-0001

(Name and Address of Agent for Service
Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☐ immediately upon filing pursuant to paragraph (b)
☒ on May 1, 2022, pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on May 1, 2022, pursuant to paragraph (a)(1) of rule 485 under the Securities Act.
If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
May 1, 2022

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
Important Privacy Notice Included
Variable annuity contracts issued by
Security Benefit Life Insurance Company
and offered by Security Distributors, LLC
32-69146-00 2022/05/01
V6914

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
Group Flexible Purchase Payment Deferred Variable Annuity Contract
Variable Annuity Account XI
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the Scarborough Advantage Variable Annuity—a Group Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for those persons eligible to participate in the International Brotherhood of Electrical Workers (“IBEW”) Local Unions Savings and Retirement Plan and Trust. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective and current Participants.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company, called Variable Annuity Account XI (the “Separate Account”), or to the Fixed Account (if it is available under your Contract). Each Subaccount invests in a corresponding mutual fund (each, an “Underlying Fund”). The Underlying Funds currently available under the Contract are listed and described in Appendix A to this Prospectus (entitled “Underlying Funds Available Under the Contract”).
This Prospectus sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties. In some states, this cancellation period may be longer. Upon cancellation, you will receive either a full refund of the amount you paid with your enrollment form or your total Contract Value. You should review this Prospectus, or consult with your investment professional, for additional information about the specific cancellation terms that apply.
The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date: May 1, 2022
V691432-69146-00 2022/05/01

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Definitions

Various terms commonly used in this Prospectus are defined as follows:
Accumulation Unit —A unit of measure used to calculate Contract Value.
Administrative Office —PlanMember Securities Corp/Scarborough Alliance Group, One Bridge Street, Irvington, New York 10533.
Annuitant —The person designated by Participant to receive annuity payments. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.
Annuity (“annuity”) —A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Designated Beneficiary during the period specified in the Annuity Options.
Annuity Options —Options under the Contract that prescribe the provisions under which a series of annuity payments are made.
Annuity Period —The period beginning on the Annuity Start Date during which annuity payments are made.
Annuity Start Date —The date when annuity payments begin.
Annuity Unit —A unit of measure used to calculate variable annuity payments under Annuity Options.
Automatic Investment Program —A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.
Company —Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract —The flexible purchase payment deferred variable annuity contract described in this Prospectus.
Contract Date —The date of a Participant's first contribution to the Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contractholder or Holder —The IBEW Local Unions Savings and Retirement Plan and Trust holds the Contract for the benefit of Participants.
Contract Value —The total value of a Participant’s account which includes amounts allocated to the Subaccounts and the Fixed Account.
Contract Year —Each twelve-month period measured from the Contract Date.
Designated Beneficiary —The person designated by the Participant as having the right to the death benefit, if any, payable upon Participant’s death.
Fixed Account —A separate account of the Company to which a Participant may allocate all or a portion of Contract Value to be held for accumulation at fixed rates of interest declared periodically by the Company.
General Account —All assets of the Company other than those allocated to the Separate Account, the Fixed Account, or to any other separate account of the Company.
Internal Revenue Code or the Code —The Internal Revenue Code of 1986, as amended.
Participant —A Participant as defined in the Trust Agreement. A Participant is also identified herein as “you.”
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Purchase Payment —An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account —Variable Annuity Account XI, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount —A division of the Separate Account which invests in a corresponding Underlying Fund.
Trust —The IBEW Local Unions Savings and Retirement Plan and Trust.
Trust Agreement —The Trust Agreement creating the Trust.
Underlying Fund —A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Valuation Date —Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. Each Valuation Date closes at the end of regular trading on the New York Stock Exchange (normally, 3:00 p.m. Central time). The New York Stock Exchange is scheduled to be closed on weekends and on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Valuation Period —A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next Valuation Date.
Withdrawal Value —The amount a Participant will receive upon full withdrawal of the Contract. It is equal to Contract Value less any uncollected premium taxes.
Important Information You Should Consider About the Contract

	FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals	The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table Fee Table – Examples
Transaction Charges	There are no charges for other transactions.	Not Applicable
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	FEES AND EXPENSES			Location in Prospectus
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Administration and
Distribution Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.04%	1.04%
	Investment options[2] (Underlying Fund fees and expenses)	1.03%	2.04%
1
As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.
2
As a percentage of Underlying Fund average net assets.

There are no optional benefits available under this Contract.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,831.87	Highest Annual Cost: $2,599.64
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
•No additional Purchase Payments,
transfers or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of Base
Contract charge and Underlying
Fund fees and expenses
•No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract
Not a Short-Term Investment
•This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
•Withdrawals will reduce the value of your Contract.
•Tax deferral is more beneficial to investors with a long time horizon.
The Contract – General
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the investment options that are available under the Contract.
•Each investment option, including the Fixed Account (if available), has its own unique risks.
•You should review the investment options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
Insurance Company Risks
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
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	RESTRICTIONS	Location in Prospectus
Investments
•Certain investment options may not be available under your Contract.
•Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
•We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
•We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.

The Contract –
Allocation of Purchase
Payments
The Contract – Transfers
of Contract Value –
Frequent Transfer
Restrictions
The Fixed Account –
Transfers and
Withdrawals from the
Fixed Account
Other Information –
Changes to Investments

Optional Benefits	•There are no optional benefits available under this Contract.	Not Applicable
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
•If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
Federal Tax Matters Federal Tax Matters – Income Taxation of Annuities in General—Non Qualified Contracts
	CONFLICTS OF INTEREST	Location in Prospectus
Investment Professional Compensation
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Exchanges
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers
Overview of the Contract

Purpose of the Contract —The Contract is a variable annuity contract. It is designed for retirement planning purposes. You make investments in the Contract’s investment options during the accumulation phase. The value of your investments is used to calculate your benefits under the Contract. At the end of the accumulation phase, we use that accumulated value to calculate the payments that we make during the annuity phase. These payments can provide or supplement your retirement income. Generally speaking, the longer your accumulation phase, the greater your accumulated value may be for setting your benefits and annuity payouts. The Contract also includes a death benefit to help financially protect your Designated Beneficiary.
This Contract may be appropriate for you if you have a long investment time horizon. This Contract is not intended for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading in the Subaccounts that are available under the Contract. Because of the possibility of income tax and tax penalties on early withdrawals, the Contract should not be viewed as an investment vehicle offering low cost liquidity. Your financial goal in acquiring the Contract should focus on a long-term insurance product, offering the prospect of investment growth.
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Phases of the Contract —The contract has two phases: (1) an accumulation phase (for savings) and (2) an annuity (payout) phase (for income).
Accumulation Phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. To accumulate value during the accumulation phase, you invest your Purchase Payments and earnings in the Subaccounts that are available under the Contract, which, in turn, invest in Underlying Funds with different investment strategies, objectives, and risk/reward profiles. You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to a Subaccount will increase or decrease in dollar value depending in part on the investment performance of the Underlying Fund in which such Subaccount invests. The Fixed Account option (if available under your Contract), which guarantees the principal and a minimum interest rate, may also be available for investment. If the Fixed Account is available under your Contract, you may allocate all or part of your Purchase Payments to the Fixed Account.
A list of the Underlying Funds currently available under the Contract is provided in Appendix A: Underlying Funds Available Under the Contract.
Annuity (Payout) Phase. The Annuity phase occurs after the Annuity Start Date and is when you or a designated payee begin receiving regular Annuity payments from your Contract. The Contract provides several Annuity Options. You should carefully review the Annuity Options with your financial or tax adviser. The payments may be fixed or variable or a combination of both. Variable payments will vary based on the performance of the Subaccounts you select. Unless you direct otherwise, proceeds derived from Contract Value allocated to the Subaccounts will be applied to purchase a variable annuity and proceeds derived from Contract Value allocated to the Fixed Account will be applied to purchase a fixed annuity.
Please note that if you annuitize, your investments will be converted to income payments and you generally will no longer be able to withdraw money at will from your Contract.
Contract Features —
Accessing Your Money. Before your Contract is annuitized, you can withdraw money from your Contract at any time. If you take a withdrawal, you may have to pay income taxes, including a tax penalty if you are younger than age 59½.
Tax Treatment. You can transfer money between investment options without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only upon: (1) making a withdrawal; (2) surrender of the Contract; (3) receiving a payment from us; or (4) payment of a death benefit.
Death Benefits. For Participants aged 75 or younger on the Contract issue date, the Contract includes a standard death benefit that will pay the higher of Contract Value or total Purchase Payments (adjusted for any outstanding Contract Debt, any pro rata account administration charge, prior withdrawals, including any withdrawal charges, and any uncollected premium tax) upon your or the Annuitant’s death. For Participants aged 76 and older on the Contract issue date, the standard death benefit will be equal to the Contract Value only.
Additional Services —We offer several additional services:

Dollar Cost Averaging. You direct us to systematically transfer Contract Value among the Subaccounts and the Fixed Account (if available) on a monthly, quarterly, semiannual, or annual basis.
Asset Reallocation Option. You direct us to automatically reallocate your Contract Value to return to your original percentage investment allocations on a periodic basis.
Automatic Investment Program. Purchase Payments are automatically paid from your bank account on a specified day each month or pursuant to a salary reduction agreement.
Systematic Withdrawals. You receive regular automatic withdrawals from your Contract, on a monthly, quarterly, annual or semi-annual basis, provided that each payment must amount to at least $100 (unless we consent otherwise).
Fee Table

The following tables describe the fees and expenses that you will pay when buying, owning, surrendering, or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Contract Value between investment options. State premium taxes may also be deducted.
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Transaction Expenses
Charge
Sales Load Imposed on Purchase Payments	None
Surrender Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	None
Transfer Fee (per transfer)	None
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Underlying Fund fees and expenses).
Annual Contract Expenses
Charge
Administrative Expenses	None
Base Contract Expenses (as a percentage of average Contract Value)	1.39%[1]
1  This charge is comprised of both an annual mortality and expense risk charge and an annual administration and distribution charge. The mortality and expense risk charge is 0.45% and is deducted daily. The maximum administration and distribution charge ranges from 0.59% to
0.94% and is deducted daily. The Company currently charges an administration and distribution charge of 0.91% for all Subaccounts except the
Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap
Value Subaccounts, for which the Company charges an annual rate of 0.56%.The Base Contract Expenses do not reflect any applicable
Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

The next table below shows the minimum and maximum total operating expenses charged by the Underlying Funds you may pay periodically during the time that you own the Contract. These amounts include applicable Platform Charges if you choose to invest in certain Underlying Funds. A complete list of Underlying Funds available under the Contract, including their annual expenses, may be found in Appendix A to this Prospectus.
Annual Underlying Fund Expenses
	Minimum	Maximum
Annual Underlying Fund Expenses (expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses)	1.03%	2.04%
Net Annual Underlying Fund Expenses (after contractual waivers/reimbursements)[1]	0.79%	2.04%
1
Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length and are in place at least through April 30, 2023.

Examples —These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, Annual Contract Expenses and annual Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.
These Examples assume that you invest $100,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year. The first Example assumes the most expensive Annual Underlying Fund Expenses. The second Example assumes the least expensive Annual Underlying Fund Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Based on the Most Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$3,109.57	$9,508.96	$16,156.45	$33,924.63
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period.	$3,109.57	$9,508.96	$16,156.45	$33,924.63
Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$2,100.33	$6,487.40	$11,135.32	$24,000.40
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Based on the Least Expensive Annual Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you do not surrender; or if you annuitize your Contract at the end of the applicable time period	$2,100.33	$6,487.40	$11,135.32	$24,000.40
Principal Risks of Investing in the Contract

Risk of Investment Loss —The Contract involves risks, including possible loss of principal. You bear the risk of any decline in the Contract Value resulting from the performance of the Subaccounts you have chosen. Your losses could be significant. This risk could have a significant negative impact on certain benefits and guarantees under the Contract.
This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
Short-Term Investment Risk/Withdrawal Risk —This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash. If you plan to withdraw money or surrender the Contract for short-term needs, it may not be the right contract for you. A tax may be assessed on withdrawals and surrenders, and it could be substantial. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% IRS penalty tax. A total withdrawal (surrender) will result in the termination of your Contract and any benefits. The benefits of tax deferral long-term income, and living benefit protections mean that this Contract is more beneficial to investors with a long time horizon.
Subaccount Risk —Amounts that you invest in the Subaccounts are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Subaccounts that you select make money, your Contract Value goes up, and if they lose money, your Contract Value goes down. Each Subaccount’s performance depends on the performance of its Underlying Fund. Each Underlying Fund has its own investment risks, and you are exposed to the Underlying Fund’s investment risks when you invest in a Subaccount. You are responsible for selecting Subaccounts that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. The investment risks are described in the prospectuses for the Underlying Funds.
Purchase Payment Risk —Your ability to make subsequent Purchase Payments is subject to restrictions. We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments. There is no guarantee that you will always be permitted to make Purchase Payments.
Financial Strength and Claims-Paying Ability Risk —All guarantees under the Contract that are paid from our General Account (including under any Fixed Account option) are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you.
Cybersecurity and Business Disruption Risk —Our business is highly dependent upon the effective operation of our computer systems and those of our business partners, so our business is vulnerable to systems failures and cyber-attacks. Systems failures and cyber-attacks may adversely affect us, your Contract, and your Contract Value. In addition to cybersecurity risks, we are exposed to the risk that natural and man-made disasters, pandemics (like COVID-19), catastrophes, geopolitical disputes and military actions may significantly disrupt our business operations and our ability to administer the Contract. There can be no assurance that we or our service providers will be able to successfully avoid negative impacts associated with systems failures, cyber-attacks, or natural and man-made disasters, pandemics and catastrophes. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries). For more information about these risks, see “More About the Contract – Cyber Security and Certain Business Continuity Risks.”
Tax Consequences Risk —Withdrawals are generally taxable (to the extent of any earnings on the Contract), and prior to age 59½ a tax penalty may apply. In addition, even if the Contract is held for years before any withdrawal is made, the withdrawals are taxable as ordinary income rather than capital gains.
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Information About the Company, the Separate Account, and the Underlying Funds

Security Benefit Life Insurance Company —Security Benefit Life Insurance Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2021, the Company had total assets under management of approximately $46.5 billion. The Company’s address is One Security Benefit Place, Topeka, Kansas 66636-0001.
The Principal Underwriter for the Contracts is Security Distributors, LLC (“SDL”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.securitybenefit.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Published Ratings —The Company may from time to time publish in advertisements, sales literature and reports to Participants, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Participants. These ratings, which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.
Separate Account —The Company established the Separate Account under Kansas law on October 26, 1998. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in the Separate Account attributable to the reserves and other liabilities under a Contract may not be charged with liabilities arising from any other business that the Company conducts if, and to the extent, the Contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors.
The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Changes to Investments.”
The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the
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administration or investment practices of the Separate Account or of the Company. We do not guarantee the investment results of the Separate Account.
Underlying Funds —Each Underlying Fund is an open-end management investment company or a series thereof and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies of the Underlying Fund. Each Underlying Fund has its own investment objectives and policies.
Shares of the Underlying Funds currently are not publicly traded. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies as other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.
Information regarding each Underlying Fund, including its (i) name, (ii) type or investment objective, (iii) investment adviser and any sub-investment adviser, (iv) current expenses, and (v) performance, is available in an appendix to this Prospectus. See Appendix A: Underlying Funds Available Under the Contract. We cannot assure that any Underlying Fund will achieve its objective. Each Underlying Fund has issued a prospectus that contains more detailed information about the Underlying Fund. Read these prospectuses carefully before investing. Paper or electronic copies of the Underlying Fund prospectuses may be obtained by calling us at 1-800-888-2461, e-mailing us at SBLProspectusRequests@securitybenefit.com or visiting https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.
Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) receives payments from some of the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receives can be significant. Where these payments are made, the advisers, sub-advisers, or distributors (or affiliate thereof) of those Underlying Funds have increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments can be used by the Company for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and in the Company’s role as an intermediary for the Underlying Funds. The Company and its affiliates may profit from these payments.
12b-1 Fees. The Company and/or its subsidiary, SDL, the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Fund’s investment returns. Currently, the Company and SDL receive 12b-1 fees of up to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in Underlying Funds that pay 12b-1 fees.
Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub- advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0.15% to 0.45% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in an Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is based on a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund. None of these payments are paid from Underlying Fund assets.
Other Payments. In the case of certain of the Underlying Funds, the Underlying Fund’s adviser, sub-adviser, distributor, or affiliates provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling
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firms”) with wholesaling services to assist the Company in the distribution of the Contract, pay the Company (or its affiliates) and/or selling firms amounts to participate in their national and regional sales conferences and meetings with their sales desks, and/or provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive for them to market the Underlying Funds when offering or distribution the Contract and to cooperate with their promotional efforts for the Underlying Funds.
For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”
Total Payments. Currently, the Company and its affiliates, including SDL, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments described above that range in total from a minimum of 0.15% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in an Underlying Fund.
Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. These payment arrangements may create an incentive for us to select funds that pay us higher amounts. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant assets. The Company does not recommend or endorse any particular Underlying Fund and does not provide investment advice.
Services and Administration —The Company has primary responsibility for all administration of the Contracts and the Separate Account. The Company has entered into an administrative services agreement with SE2, LLC (“SE2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby SE2 provides certain business process outsourcing services with respect to the Contracts. SE2 may engage other service providers to provide certain administrative functions. SE2 is an affiliate of the Company.
Charges and Deductions

Certain charges will be deducted in connection with the Contract, as described below.
Transaction Expenses
Premium Tax Charge —Whether or not a premium tax is imposed will depend upon, among other things, the Holder’s state of domicile, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Such a tax is typically assessed when annuity payments are to begin, and, accordingly, the Company currently deducts this charge upon the Annuity Start Date. The Company assesses a premium tax charge to reimburse itself for any premium tax that it incurs in connection with the Contract. The Company reserves the right to deduct premium taxes when due or any time thereafter. In Maine, South Dakota and Wyoming, the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Contract. Those amounts are currently 2.00% and 1.00% respectively. Premium tax rates currently range from 0% to 3.5% but are subject to change by a governmental entity.
Annual Contract Expenses
Administrative Expenses
The Company does not deduct Administrative Expenses from your Contract.
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Base Contract Expenses
Mortality and Expense Risk Charge —The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge is equal to an annual rate of 0.45% of each Subaccount’s average daily net assets.
The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract (i.e., for deaths occurring sooner than the Company’s actuarial tables predict).
The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.
Administration and Distribution Charge —The Company may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each Subaccount’s average daily net assets, except the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual rate is 0.59%. The Company is currently charging an annual rate of 0.91% of each Subaccount’s average daily net assets (0.56% of the average daily net assets of the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts). The purpose of this charge is to reimburse the Company for the expenses associated with administration and distribution of the Contract and operation of the Subaccounts. The Company expects to profit from this charge and may use any profit derived from this charge for any lawful purpose, including distribution expenses. Any administration and distribution charge that exceeds 0.59% is sometimes referred to in this Prospectus as a Platform Fee.
Other Charges —The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”
Variations in Charges —The Company may reduce or waive the amount of the administration and distribution charge for the Contract where the expenses associated with the administration of the Contract are reduced.
Guarantee of Certain Charges —The Company guarantees that: (1) the charge for mortality and expense risks will not exceed an annual rate of 0.45% of each Subaccount’s average daily net assets; and (2) the Administration and Distribution charge will not exceed an annual rate of 0.94% (0.59% for the Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value, and Guggenheim VIF SMid Cap Value) of each Subaccount’s average daily net assets.
Underlying Fund Expenses —Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts but are paid from the assets of the corresponding Underlying Fund. As a result, the Participant indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract and may vary from year to year.
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The Contract

General —The Company issues the Contract offered by this Prospectus. It is a group flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Participant who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a fixed basis, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Contract Value and the amount of on Contract Value that you have allocated to the Fixed Account. You may purchase the Contract under the terms of the Trust Agreement if you are eligible to be a Participant under its terms.
Important Information About Your Benefits Under the Contract —The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.
Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.
Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the death benefit) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.
Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are noncash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.
Application to Invest in the Contract —If you wish to invest in the Contract, you may submit a participation enrollment form and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject a participation enrollment form or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination. The maximum age for which a participation enrollment form will be accepted is age 90.
Purchase Payments —The minimum initial Purchase Payment for the purchase of a Contract is $1,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $100. There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. A Purchase Payment exceeding $1,000,000 will not be accepted without prior approval of the Company. The Company has the right to refuse any Purchase Payment and to cease accepting Purchase Payments.
The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company, in good order. In this regard “good order” means that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and the initial Purchase Payment until the Company receives them from your representative’s broker-dealer.
Sometimes the Purchase Payment is not preceded by or accompanied by a complete application. The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending
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resolution of the problem, we will return your Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after close of a Valuation Date (normally 3:00 p.m. Central time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, any such Purchase Payment will not be processed until it is in good order. In this regard, “good order” means that the Purchase Payment is preceded or accompanied by sufficient information to properly credit such Purchase Payment. Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Participant is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.
If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about the Participant’s account to government regulators. In addition, the Company may be required to block the Participant’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.
Allocation of Purchase Payments —In an application for a Contract, you select the Subaccounts and/or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any. The allocations must be whole percentages and must total 100%. Available allocation alternatives include the Subaccounts and the Fixed Account (if available).
You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option (each, an “Automatic Allocation Program”) by telephone provided the proper form is properly completed, signed, and received by the Company at its Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and/or the Fixed Account in the manner described in “Transfers of Contract Value.”
Fund Liquidations. If your allocation instructions include a Subaccount that becomes no longer available due to a fund liquidation, upon advance notice to you and unless you otherwise instruct us, we will allocate the applicable portion of any subsequent Purchase Payments to the Fixed Account, and any automatic allocation instructions for scheduled transfers that include a Subaccount that is no longer available due to a fund liquidation will be terminated. If you wish to set up a new Dollar Cost Averaging Option or Asset Reallocation Option (without the Subaccount that is no longer available due to a fund liquidation), you will need to submit a new form to us. If you request a transfer of Contract Value to a Subaccount that is no longer available due to a fund liquidation, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Closed Subaccounts. We reserve the right to close Subaccounts. If we close a Subaccount (a “Closed Subaccount”), you may be prevented from allocating Purchase Payments or Contract Value to that Subaccount. Currently, there are no Closed Subaccounts under the Contract. In the event that we receive a request to allocate Purchase Payments or Contract Value to a Closed Subaccount, we will handle that transaction as follows:
New Applications. If we receive an application for a Contract with an allocation to a Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.
Existing Contracts. If you have Contract Value in a Closed Subaccount as of its close date, your Contract Value will remain invested in the Subaccount, but you will not be able to allocate Purchase Payments or transfer Contract Value to the Closed Subaccount. Transfers of Contract Value include transfers pursuant to an Automatic
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Investment Program. No Automatic Investment Program will permit allocations to a Closed Subaccount. Except as otherwise provided, if we receive a Purchase Payment for an existing Contract with an allocation to a Closed Subaccount, we will allocate the applicable portion of the payment to the Fixed Account. If you have automatic allocation instructions designating allocation to a Closed Subaccount pursuant to an Automatic Reallocation Program as of the date that a Subaccount is closed, your automatic allocation instructions will be terminated as of the close of business on that date. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to us. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request not to be in good order, and we will not process it. In such cases, we will contact you for further instructions.
Dollar Cost Averaging Option —For no additional charge, prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.
A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.
After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, as of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted.
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received by the Company. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.
You may also dollar cost average Contract Value to or from the Fixed Account. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Asset Reallocation Option —For no additional charge, prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly,
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quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.
To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.
Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, as of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected.
You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and received at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee, for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.
Contract Value allocated to the Fixed Account may be included in the Asset Reallocation Option. You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options if the Fixed Account is included in one of these two options.
Transfers of Contract Value —You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and received at the Company’s Administrative Office. The minimum transfer amount is $100, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.
The Company generally effects transfers between or from the Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the close of a Valuation Date (normally 3:00 p.m. Central Time) will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a transfer request will not be processed until it is in good order. In this regard, “good order” means that the transfer request is preceded or accompanied by sufficient information to properly execute the transfer.
You may also transfer Contract Value from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts. The Company generally does not limit the frequency of transfers, although the Company reserves the right to limit the number of transfers in a Contract Year. The Company will limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.
Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of an Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing an Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher, which are reflected in Underlying Fund performance. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These
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risks and costs are borne by all shareholders of an affected Underlying Fund, Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.
The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:
•
the total dollar amount being transferred;
•
the number of transfers you made within a period of time;
•
transfers to and from (or from and to) the same Subaccount;
•
whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and
•
whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Participants in the group.
There is a risk that some Participants may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Participants, which may have a negative impact on such other Participants. If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a disclosed period beginning on the date of the letter.
In addition, if you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only on Subaccount transfer amounts greater than $5,000 with the exception of the T. Rowe Price Mid Cap Growth Subaccount, which has no dollar threshold. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF SMid Cap Value Subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF SMid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
Subaccount	Transfer Block Restriction (# of Calendar Days)
Goldman Sachs VIT Small Cap Equity Insights, Goldman Sachs VIT Strategic Growth	30 days
Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF SMid Cap Value, Guggenheim VIF World Equity Income	30 days
Invesco V.I. EQV International Equity, Invesco V.I. Global Real Estate	30 days
Janus Henderson VIT Research	30 days
Neuberger Berman AMT Sustainable Equity	30 days
PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VIF Energy Services	Unlimited
T. Rowe Price Mid Cap Growth	30 days
In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.
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You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Participants who violate the frequent transfer policies established by the Underlying Fund.
Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Participant in writing at his or her address of record.
To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.
In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Participant, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).
The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.
Participants seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. Furthermore, the identification of Participants determined to be engaged in transfer activity that may adversely affect other Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Participants without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
Because the Company does not reserve the unfettered right to prohibit transfers, it cannot guarantee that it can restrict or deter all harmful transfer activity, Participants bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Participants and, as a result, the Company will inadvertently treat those Participants differently than Participants it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Participants may be treated differently than others. Consequently, there is a risk that some Participants may be able to engage in market timing while others suffer the adverse effects of such trading activities.
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Contract Value —The Contract Value is the sum of the amounts under your Contract held in each Subaccount as of any Valuation Date.
On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.
Determination of Contract Value —Your Contract Value will vary depending upon several factors, including:
•
Investment performance of the Subaccounts to which you have allocated Contract Value,
•
Interest credited to the Fixed Account,
•
Payment of Purchase Payments,
•
Partial withdrawals (including systematic withdrawals), and
•
Charges assessed in connection with the Contract.
The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.
Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Participant’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.
In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units attributable to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction request (subject to any applicable requirements that the transaction be in good order, as described herein). The price of each Subaccount is determined on each Valuation Date as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the NYSE is restricted or as permitted by the SEC.
The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.
The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the mortality and expense risk charge under the Contract, (5) the administration and distribution charge under the Contract, and (6) the deduction of the Underlying Fund’s fees and expenses.
Cut-Off Times —Any financial transactions involving your Contract, including those submitted by telephone, must be received by us prior to any announced closing of regular trading on the NYSE (the “cut-off time”) to be processed on the current Valuation Date. The NYSE normally closes at 3:00 p.m. Central time so financial transactions normally must be received prior to that time. Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.
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Full and Partial Withdrawals —A Participant may make a partial withdrawal of Contract Value or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Participant is living and before the Annuity Start Date, subject to limitations under applicable law. You may not make a full or partial withdrawal after the Annuity Start Date. A full or partial withdrawal request will be effective as of the end of the Valuation Period that it is received by the Company at the Administrative Office; however, if the request is received on a Valuation Date at or after the cut-off time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” In addition, a withdrawal will not be processed until it is in good order. In this regard, “good order” means that the withdrawal request is accompanied by a properly completed Withdrawal Request form (including the Participant’s signature and, if applicable, the written consent of any effective assignee, if applicable).
The proceeds received upon a full withdrawal will be the Withdrawal Value. The Withdrawal Value is equal to your Contract Value as of the end of the Valuation Period during which the withdrawal is processed, less any uncollected premium taxes. The Company requires the signature of the Participant on any request to withdraw Contract Value.
A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $100 (including systematic withdrawals). A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request provided there is sufficient Contract Value to meet the request. Upon payment, the Contract Value will be reduced by an amount equal to the payment and any applicable premium tax charge. See “Premium Tax Charge.”
If a partial withdrawal (other than a systematic withdrawal) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $5,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Participant. However, the Company will first notify the Participant that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Participant has not made any Purchase Payments to increase the Withdrawal Value to $5,000.
The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to your instructions to the Company on the Withdrawal Request form. If you do not specify the allocation, the Company will deduct the amount of a partial withdrawal in the same proportion as the Contract Value is allocated among the Subaccounts and the Fixed Account.
A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Participant and, if made prior to the Participant attaining age 59½, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal. See “Federal Tax Matters.”
Systematic Withdrawals —For no additional charge, the Company currently offers a feature under which you may select systematic withdrawals. Under this feature, you may elect to receive systematic withdrawals during your lifetime and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at the Administrative Office. This option may be elected at any time. You may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as a specified dollar amount, as all earnings in the Contract, or based upon your life expectancy. You also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. You may stop or modify systematic withdrawals upon proper written request received by the Company at the Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee.
Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable premium tax. In no event will the amount of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes your Withdrawal Value to equal zero.
If you are enrolled in the Dollar Cost Averaging or Asset Reallocation Options, you may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.
In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes and any pro rata account administration charge (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.
The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company
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will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.
The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax that may be imposed on withdrawals made prior to the Participant attaining age 59½. See “Federal Tax Matters.”
Death Benefit —One should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant or any Joint Annuitant, as well as before changing any of these parties. Naming different persons as Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.
If you die prior to the Annuity Start Date, the Company will pay the death benefit proceeds to your Designated Beneficiary upon receipt of due proof of your death and instructions regarding payment to the Designated Beneficiary.
If your surviving spouse is your sole Designated Beneficiary, your spouse may elect to continue your account in force, subject to certain limitations. If your spouse so elects, the Contract Date of your account will not change, and any death benefit payable after this election will be calculated using the same Contract Date. See “Distribution Requirements” below. If your death occurs on or after the Annuity Start Date, any applicable death benefit will terminate at the Annuity Start Date without value. See “Annuity Options.”
The death benefit proceeds will be the death benefit reduced by any uncollected premium tax. If you die prior to the Annuity Start Date and you were 75 or younger on the Contract Date, the amount of the death benefit will be the greatest of:
•
The sum of all Purchase Payments, less any reductions caused by previous withdrawals,
•
Your Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company, or
•
The stepped-up death benefit, if applicable.
The stepped-up death benefit is:
•
The largest death benefit on any Contract anniversary that is both an exact multiple of five (i.e., fifth Contract anniversary, tenth Contract anniversary, fifteenth Contract anniversary, etc.) and occurs prior to your attaining age 76, plus
•
Any Purchase Payments allocated to your Contract Value since the applicable Contract anniversary, less
•
Any withdrawals since the applicable anniversary.
The stepped-up death benefit is not payable and will not be included as part of the death benefit calculation if you die prior to the end of the fifth Contract Year.
If you die prior to the Annuity Start Date and your age was 76 or greater on the Contract Date the death benefit will be the Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company at the Administrative Office.
Example of the Standard Death Benefit. Assume:
(i)
The initial Purchase Payment is $100,000 and no additional Purchase Payments are made
(ii)
In Contract Year five, the Contract Value is $105,000
(iii)
The Participant takes one withdrawal of $10,000 in Contract Year seven
(iv)
The Participant dies in Contract Year 10
(v)
At the time of the Participant’s death, the Contract Value is $89,000
If the Participant was 75 years old or younger on the Contract Date, the standard death benefit is the greatest of the total Purchase Payments less any withdrawals, the Contract Value, or the stepped-up death benefit. The Contract Value is $89,000, and the amount of total Purchase Payments less withdrawals is $90,000. The stepped-up death benefit is the largest death benefit on any Contract anniversary that is a multiple of five and occurs prior to the Participant reaching age 76, plus Purchase Payments made and less withdrawals taken since the applicable Contract anniversary. Assuming the Participant was less than 76 years old in Contract Year five, the stepped-up death benefit is calculated as follows:
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Death Benefit in Contract Year Five + Purchase Payments since Contract Year Five – Withdrawals since Contract Year Five
$105,000 + $0 - $10,000 = $95,000
Thus, the death benefit is $95,000.
If the Participant was 76 years or older on the Contract Date, the standard death benefit is the Contract Value, which is $89,000.
Distribution Requirements —If your surviving spouse is the sole Designated Beneficiary, your spouse may elect to continue your account in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds.
The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages recognized under state law will be recognized for federal law purposes. Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law. Consult a tax adviser for more information on this subject.
For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Participant’s interest in the Contract within five years of the death of the Participant. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Participant’s death over a period not extending beyond his or her life or life expectancy.
Benefits Under the Contract

The following table summarizes information about the standard benefits under the Contract that are currently available. Please note that this table does not fully describe the terms and conditions of each benefit. You should refer to the applicable sections of this Prospectus for additional information.
Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Dollar Cost Averaging Option	Allows the systematic transfer of a specified dollar amount or percentage of Contract Value among Subaccounts and the Fixed Account, if available.	There is no charge for this option.
•The minimum amount that may be transferred to any one
Subaccount is $25.00.
•The Company may discontinue, modify, or suspend Dollar Cost
Averaging at any time.
•Transfers can be made for a fixed period of time, until the total amount elected has been transferred, or until the Contract Value in the Subaccount from which transfers are made has been depleted.
•After termination of Dollar Cost Averaging for any reason, before reinstating Dollar Cost Averaging, you must wait at least one month if transfers were monthly, at least one quarter if transfers were quarterly, at least six months if transfers were semiannual, and at least one year if transfers were annual.

Asset Reallocation Option	Allows you to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts.	There is no charge for this option.	•The Company may discontinue, modify, or suspend the Asset Reallocation Option at any time.
Systematic Withdrawals	Allows you to set up automatic periodic payments from your Contract Value.	There is no charge for this option.	•Each payment must be at least $100 (unless we consent otherwise). •Withdrawals may be subject to income tax and penalties.
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Standard Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Automatic Investment Program	A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.	There is no charge for this option.	•There is no minimum for subsequent Purchase Payments made pursuant to an Automatic Investment Program.
Standard Death Benefit – Contract Issue Age 76 and Older	Provides a death benefit equal to the Contract Value.	There is no charge for this option.	•The death benefit will be reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax.
Standard Death Benefit – Contract Issue Age 75 or Younger	Provides a death benefit equal to the greatest of total Purchase Payments less any withdrawals, including withdrawal charges, the Contract Value, or the stepped-up death benefit.	There is no charge for this option.
•The death benefit will be reduced by any outstanding Contract
Debt, any pro rata account administration charge and any
uncollected premium tax.
•The stepped-up death benefit is stepped up on Contract
anniversaries that are multiples of five until the Participant reaches age 76.

Annuity Period

General —You select the Annuity Start Date when you complete the participation enrollment form. The Annuity Start Date may not be within 30 days of the Contract Date and may not be deferred beyond your 90th birthday. If you do not select an Annuity Start Date, the Company will use your 90th birthday as the Annuity Start Date.
On the Annuity Start Date, your Contract Value as of that date, less any applicable premium taxes, will be applied to provide an annuity under one of the options described below. Each option is a fixed annuity for which annuity payments will not fluctuate.
The Contract currently provides for five Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time but will always offer a variable annuity option. Annuity payments are based upon annuity rates that vary with the Annuity Option selected. The annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement using projection scale G and are adjusted to reflect an interest rate of 3%, compounded annually. If no Annuity Option is selected, the Company will make payments under Option 2, a life income, with a 10-year period certain.
Annuity Options 1 through 5 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.
You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.
You may designate or change an Annuity Start Date or Annuity Option, provided proper written notice is received by the Company at the Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Administrative Office.
Once annuity payments have commenced under one of the Annuity Options, the Participant cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. The Contract specifies annuity tables for Annuity Options 1 through 5, described below. The tables contain the guaranteed minimum dollar amount of each annuity payment (per $1,000 of Contract Value, less any premium taxes applied).
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Annuity Options —
Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.
Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15 or 20 years, as elected by the Participant, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made.
Option 3 — Life with Installment Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Annuity Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made. For example, if the Annuity start amount was $100,000 and the calculated monthly annuity payment was $550, 182 payments ($100,000 / $550) would be guaranteed for the life of the Annuitant. This means if the Annuitant dies before 182 payments have been made, the remaining annuity payments will be continued to the Designated Beneficiary.
Option 4 — Joint and Last Survivor. Annuity payments will be made as long as either the Annuitant or a Joint Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant. It is possible under this Annuity Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
Option 5 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the Primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Annuity Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Annuity Options 1 and 4, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.
The Fixed Account

The Fixed Account is not available in all states. If the Fixed Account is available under your Contract, you may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. The Fixed Account is a separate account of the Company established under Kansas law on October 26, 1998. The Company owns the assets of the Fixed Account and maintains them apart from the assets of its General Account and its other separate accounts. The assets held in the Fixed Account equal to the reserves and other Contract liabilities with respect to the Fixed Account may not be charged with liabilities arising from any other business the Company may conduct. Income and realized and unrealized gains and losses from assets in the Fixed Account are credited to, or charged against, the Fixed Account without regard to the income, gains or losses from the Company’s General Account or its other separate accounts.
The Fixed Account is subject to regulation and supervision by the Kansas Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”
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Subject to applicable law, the Company has sole discretion over investment of the assets of its Fixed Account. Please note that any amounts the Company guarantees in connection with the Fixed Account are subject to the Company’s financial strength and claims-paying ability.
Interest —Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates (the “Current Rate”) that are paid by the Company. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The Company will determine the Current Rate, if any, from time to time.
Contract Value allocated or transferred to the Fixed Account will earn interest at the Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account. The Company bears the investment risk for Contract Value allocated to the Fixed Account and for paying interest at the Current Rate on amounts allocated to the Fixed Account. The Company does not guarantee a minimum Current Rate of interest.
Death Benefit —The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”
Contract Charges —Premium taxes, if any, will be the same for Participants who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. The charges for mortality and expense risks and the administration and distribution charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and other operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you will not participate in the investment experience of the Subaccounts.
Transfers and Withdrawals from the Fixed Account —You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are also allowed pursuant to the Dollar Cost Averaging and Asset Reallocation Options.
The minimum amount that you may transfer from the Fixed Account to the Subaccounts is $100. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right at a future date to limit the number of transfers permitted each Contract Year, to limit the size and frequency of transfers and to discontinue transfers.
You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. See “Full and Partial Withdrawals” and “Systematic Withdrawals.”
Payments from the Fixed Account —Full and partial withdrawals, and transfers from the Fixed Account may be delayed for up to six months after a written request on the Withdrawal Request form, or other designated proper form is received by the Company at the Administrative Office. During the period of deferral, interest at the Current Rate will continue to be credited to the amounts allocated to the Fixed Account.
More About the Contract

Holder —The Contractholder is the IBEW Local Unions Savings and Retirement Plan and Trust (the “Trust”). The Trust holds the Contract for the benefit of Participants. While living, the Participant alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows.
Dividends —The Contract may share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.
Payments from the Separate Account —The Company generally will pay any full or partial withdrawal (including systematic withdrawals) or death benefit proceeds from Contract Value allocated to the Subaccounts within seven days after a proper request is received at the Administrative Office. However, the Company can postpone such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:
•
During which the NYSE is closed other than customary weekend and holiday closings,
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•
During which trading on the NYSE is restricted as determined by the SEC,
•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or
•
For such other periods as the SEC may by order permit for the protection of investors.
The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.
Proof of Age and Survival —The Company may require proof of age or survival of any person on whose life annuity payments depend.
Misstatements —If you misstate the age or sex of an Annuitant or Participant, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).
Cyber Security and Certain Business Continuity Risks —Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future. We note that there may be an increased risk of cyberattacks during periods of geopolitical or military conflicts (such as Russia’s invasion of the Ukraine and the resulting response by the United States and other countries).
Cyber-attacks and other disruptive events including, but not limited to, natural disasters, public health crises (like COVID-19), and geopolitical disputes and military actions that affect us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely impact our ability to conduct business, including if our employees or the employees of our service providers are unable or unwilling to perform their responsibilities as a result of any such event, and these disruptions may also impact your Contract Value. For instance, such disruptions may interfere with our processing of Contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. In the event of such a disruption, although our employees and the employees of our third-party service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in processing Contract transactions, including the processing of orders from Participants. For more information on the risks associated with owning the Contract, see “Principal Risks of Investing in the Contract.”
Federal Tax Matters

Introduction —The Contract described in this Prospectus is designed for use in connection with a retirement plan that is not a “qualified” plan for federal tax purposes. The discussion contained herein is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this Prospectus and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity
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Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract.
Tax Status of the Company and the Separate Account —
General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.
Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.
Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.
Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.
Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Fund, intends to comply with the diversification requirements of Section 817(h).
Owner Control. In certain circumstances, owners of Non-Qualified variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable currently in the variable contract owner’s gross income.
The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Participant has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that will be the case, these differences could result in a Participant being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Participant from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.
Income Taxation of Annuities in General—Non-Qualified Contracts —Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons,” “Diversification Standards,” and “Owner Control.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.
Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately
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before the withdrawal exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed as ordinary income. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.
Amounts distributed from a Contract because of your death or the death of the Annuitant are generally treated as income to the recipient. If distributed in a lump sum, such payments are taxed in the same manner as if the Contract had been surrendered, and if distributed under an Annuity Option, they are taxed in the same manner as annuity payments. For Non-Qualified Contracts, all or a portion of the charges deducted from your Contract Value to pay advisory fees to a financial intermediary may be subject to federal and state income taxes and a 10% federal penalty tax. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 180 days of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.
Distributions on or after the Annuity Start Date. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the nontaxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the nontaxable portion of each payment. The nontaxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the contract, the balance of the annuity payments will be fully taxable.
Surrenders. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed as ordinary income.
Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.
Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.
If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.
Partial Annuitization. If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.
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Distribution-at-Death Rules. In order to be treated as an annuity contract, a Non-Qualified contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.
The right of a spouse to continue the account, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. See “Distribution Requirements.”
Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.
Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.
Contracts Owned by Non Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person (such as the Contract held by the Trust on behalf of the Participants) is considered held by a natural person.
Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.
In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.
Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Participant, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Participant that are not discussed herein. If contemplating any such transfer, assignment, selection or exchange, the Participant should contact a competent tax adviser with respect to the potential effects of such a transaction.
Other Tax Considerations —
Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.
Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger
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than the Participant. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.
Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.
Medicare Tax. Distributions from non-qualified annuity contracts are considered “investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.
Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Participants currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion to be considered tax advice.
Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.
Other Information

Voting of Underlying Fund Shares —The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having beneficial interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.
The person having the voting interest under a Contract is the Participant. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.
It is important that each Participant provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from those who do vote. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of persons may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable
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to Participants, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.
Changes to Investments —The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. In addition, the Company reserves the right to substitute shares of any or all of the Underlying Funds in accordance with applicable law. In all cases, the Company will send you notice. For instance, the Company may seek to substitute shares of Underlying Funds should they no longer be available for investment, or if the Company’s management believes further investment in shares of any Underlying Fund should become inappropriate in view of the purposes of the Contract. The Company may substitute shares of an Underlying Fund with the shares of another Underlying Fund or the shares of a fund not currently offered under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Participants. The Company further reserves the right to close any Subaccount to future allocations.
The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Participants. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Participants if, in its sole discretion, marketing, tax, or investment conditions so warrant.
Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.
In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under the 1940 Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.
Changes to Comply with Law and Amendments —The Company reserves the right, without the consent of the Holder or Participants, to make any change to the provisions of the Contract to comply with, or give Participants the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.
Reports to Participants —The Company will send you quarterly a statement setting forth a summary of the transactions that occurred during the quarter, and indicating the Contract Value as of the end of the quarter. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.
The shareholder reports for Underlying Funds available under your Contract will no longer be sent by mail, effective January 1, 2021, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and available online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.
You may elect to receive all future reports in paper free of charge. You can inform the Company that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-888-2461. Your election to receive reports in paper will apply to all Underlying Funds available under your Contract.
Electronic Privileges —If the Electronic Privileges section of the participant enrollment form or other proper form has been completed, signed, and received at the Company’s Administrative Office, you may (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing
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Dollar Cost Averaging or Asset Reallocation Option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s website. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Reallocation Option, on your behalf.
Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.
The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Participant’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.
By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company nor any of its affiliates nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests, provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.
State Variations —This Prospectus and the Statement of Additional Information describe all material terms and features of the Contract, including any material state variations. If you would like to review a copy of your Contract and its endorsements and riders, if any, contact the Company’s Administrative Office.
Legal Proceedings —The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or SDL is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDL’s ability to perform its contract with the Separate Account.
Legal Matters —Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.
Sale of the Contract —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.
The Company has entered into a principal underwriting agreement with its affiliate, SDL, for the distribution and sale of the Contract. SDL’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of PlanMember Securities Corporation/Scarborough Alliance Group, a member of FINRA that has entered into a selling agreement with the Company and SDL for the sale of the Contract (“PlanMember”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to PlanMember through SDL. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $547,957, $554,286, and $587,807, respectively.
SDL passes through commissions it receives to PlanMember and does not retain any portion of commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s
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operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
The Company pays commissions to PlanMember in connection with the promotion and sale of the Contract. A portion of any payments made to PlanMember may be passed on to its registered representatives in accordance with its internal compensation program. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Participants or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.
The Company pays commissions as a percentage of Contract Value on an ongoing basis. The Company does not expect commissions paid to PlanMember to exceed 0.75% annually of average Contract Value. The Company also may pay non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.
You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a surrender charge and tax, including a possible penalty tax, on your old contract, there will be new charges for this Contract, which may be higher (or lower), and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.
The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to PlanMember, depending on the agreement between PlanMember and your registered representative and PlanMember’s internal compensation program. This program may include other types of cash and noncash compensation and other benefits. Ask your registered representative for further information about what he or she and PlanMember may receive in connection with your purchase of a Contract.
Additional Information

Registration Statement —A Registration Statement of which this Prospectus is a part has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of any of the SEC’s prescribed fees, and may also be obtained for free from the SEC’s web site (https://www.sec.gov). You may also obtain the Statement of Additional Information by writing the Company at One Security Benefit Place, Topeka, Kansas 66636-0001 or by calling 1-800-888-2461. The Statement of Additional Information is also available online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.
Financial Statements —You can find financial statements for Security Benefit Life Insurance Company and Subsidiaries and the Separate Account in the Statement of Additional Information, which is available online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL. To receive a copy of the Statement of Additional Information free of charge, call your investment professional or contact us at 1-800-888-2461.
35

APPENDIX A
Underlying Funds Available Under the Contract

The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended from time to time and can be found online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://securitybenefit.se2.com/default.aspx#53&RID=65&prodID=118&prodCat=VA.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.93%	0.35%	23.79%	11.33%	12.92%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Institutional Class Adviser: Goldman Sachs Asset Management L.P.	0.79%	0.35%	21.93%	24.58%	19.02%
Multi Cap Value	Guggenheim VIF All Cap Value Adviser: Security Investors, LLC	1.13%	N/A	26.95%	10.42%	12.26%
Large Cap Value	Guggenheim VIF Large Cap Value Adviser: Security Investors, LLC	1.03%	N/A	27.03%	10.63%	12.30%
Mid Cap Value	Guggenheim VIF SMid Cap Value Adviser: Security Investors, LLC	1.14%	N/A	23.75%	10.11%	11.66%
Global Equity	Guggenheim VIF World Equity Income Adviser: Security Investors, LLC	1.15%	N/A	21.74%	10.74%	10.30%
International Equity	Invesco V.I. EQV International Equity – Series I Adviser: Invesco Advisers, Inc.	1.13%	0.35%	10.22%	11.88%	9.74%
Specialty-Sector	Invesco V.I. Global Real Estate – Series I Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	0.97%	0.35%	25.71%	7.54%	8.11%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	0.85%	0.35%	20.05%	21.68%	17.16%
Large Cap Blend or Specialty	Neuberger Berman AMT Sustainable Equity – Class S Adviser: Neuberger Berman Investment Advisers LLC	1.18%	0.35%	23.16%	15.43%	14.11%
A-1

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2021)
				1 Year	5 Year	10 Year
Inflation- Protected Bond	PIMCO VIT Real Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.67%	0.35%	5.59%	5.33%	3.05%
Intermediate Term Bond	PIMCO VIT Total Return – Administrative Class Adviser: Pacific Investment Management Company LLC	0.65%	0.35%	(1.27)%	3.94%	3.43%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.69%	0.35%	17.50%	(20.11)%	(13.28)%
Mid Cap Growth	T. Rowe Price Mid Cap Growth Adviser: T. Rowe Price Associates, Inc.	0.85%	0.35%	14.85%	17.94%	16.36%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

A-2

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The Statement of Additional Information (SAI) contains additional information about the Contract, us, and the Separate Account, including financial statements. The SAI is dated the same date as this Prospectus and the SAI is incorporated by reference into this Prospectus. You may request a free copy of the SAI or submit inquiries about the Contract by writing the Company at its Administrative Office, P.O. Box 750497, Topeka, KS 66675-0497, by calling 1-800-888-2461 or by visiting us online at https://dfinview.com/SecurityBenefit/TAHD/814121828?site=PSBL.
You may also obtain reports and other information about the Separate Account on the SEC’s website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR Contract Identifier C000027883

SCARBOROUGH ADVANTAGE VARIABLE ANNUITY
May 1, 2022
Variable Annuity Account XI
Group Flexible Purchase Payment Deferred Variable Annuity Contract
Statement of Additional Information
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Statement of Additional Information is not a prospectus; it should be read in conjunction with the current Prospectus for the Scarborough Advantage Variable Annuity dated May 1, 2022, as it may be supplemented from time to time. A copy of the Prospectus may be obtained free of charge from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.
V6914A
32-69149-01 2022/05/01

1

General Information and History

The Company —The Company is a life insurance company that offers life insurance policies and annuity contracts, as well as financial and retirement services. The Company is organized under the laws of the State of Kansas and is admitted to do business in the District of Columbia and all states except for New York. It was originally organized as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950 and converted to a stock life insurance company on July 31, 1998. The Company’s indirect parent, Eldridge Industries, LLC, owns, operates and invests in businesses across a wide range of sectors and is ultimately controlled by Todd L. Boehly.
The Separate Account —The Company established Variable Annuity Account XI as a separate account under Kansas law on October 26, 1998. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).
Principal Underwriter —The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering. The Principal Underwriter for the Contract is Security Distributors, LLC (“SDL”), located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDL, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC and is a member of the Financial Industry Regulatory Authority (“FINRA”).
SDL does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of PlanMember Securities Corporation/Scarborough Alliance Group, a member of FINRA that has entered into a selling agreement with the Company and SDL for the sale of the Contract (“PlanMember”). The Company pays commissions to PlanMember through SDL. During fiscal years 2021, 2020, and 2019, the amounts paid to SDL in connection with all Contracts sold through the Separate Account were $547,957, $554,286, and $587,807, respectively. SDL passes through commissions it receives to PlanMamber and does not retain any portion of the commissions it receives as principal underwriter for the Contract. However, the Company (or an affiliate) pays some or all of SDL’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDL’s management team, compensation and benefits for SDL’s registered representatives, advertising expenses, and other expenses of distributing the Contract.
General Information —For a description of the Contract, the Company, and the Separate Account, see the Prospectus for the Contract. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.
Safekeeping of Assets —The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.
Non-Principal Risks of Investing in the Contract

All non-principal risks of purchasing the Contract are disclosed in the Prospectus in their related subject matter sections.
Performance Information

Performance information for the Subaccounts, including the yield, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Participants.
Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).
Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the mortality and expense risk charge of 0.45% and the maximum annual administration and distribution charge of 0.94% for all Subaccounts except the
2

Guggenheim VIF Large Cap Value, Guggenheim VIF World Equity Income, Guggenheim VIF All Cap Value and Guggenheim VIF SMid Cap Value Subaccounts for which the maximum annual administration and distribution charge is 0.59%.
Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume the maximum annual administration and distribution charge. The maximum annual administration and distribution charge, if reflected, would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.
Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the maximum annual administration and distribution charge and other fees and charges since the date of inception of the Separate Account or Subaccount.
Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the Contract and the Separate Account (on an annual basis).
Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to that Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.
Mixed and Shared Funding Conflicts

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Contractholders or Participants arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Contractholders or Participants, including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.
Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account XI at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105-2143, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.
Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, and the financial statements of Variable Annuity Account XI at December 31, 2021, and for each of the specified periods ended December 31, 2021 and 2020, or for portions of such periods as disclosed in the financial statements, are set forth herein, following this section.
3

The consolidated financial statements of Security Benefit Life Insurance Company and subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.
4

C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S

Security Benefit Life Insurance Company and Subsidiaries
Years Ended December 31, 2021, 2020 and 2019
With Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Financial Statements
Years Ended December 31, 2021, 2020, and 2019

Report of Independent Auditors
The Board of Directors
Security Benefit Life Insurance Company
Opinion
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company), which comprise the consolidated balance sheets as of December 31, 2021 and 2020, and the related consolidated statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2021, and the related notes (collectively referred to as the “financial statements”).
In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2021 and 2020, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2021, in accordance with accounting principles generally accepted in the United States of America.
Basis for Opinion
We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are available to be issued.

Auditor’s Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free of material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
/s/ Ernst & Young LLP

Kansas City, Missouri
April 26, 2022

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets

	December 31
	2021	2020
	(In Thousands, except as noted)
Assets
Investments:
Fixed maturities, available for sale ($31,731.1 million and $29,043.6 million in amortized cost for 2021 and 2020, respectively; includes
$2,502.2 million and $241.8 million related to consolidated
variable interest entities for 2021 and 2020, respectively)	$31,844,528	$29,125,931
Trading fixed maturities at fair value	58,442	80,483
Equity securities at fair value	639,117	347,715
Notes receivable from related parties	2,834,303	1,364,160
Mortgage loans	998,900	1,235,007
Policy loans	68,386	68,431
Cash and cash equivalents (includes $29.5 million and $0.1 million related to consolidated variable interest entities for 2021 and
2020, respectively)	789,317	1,210,986
Short-term investments	452,537	5,346
Call options	820,333	630,336
Other invested assets	2,136,731	1,224,917
Total investments	40,642,594	35,293,312

Accrued investment income (includes $21.3 million and $0.0 million related
to consolidated variable interest entities for 2021 and 2020, respectively)	525,406	409,586
Accounts receivable	474,884	111,201
Reinsurance recoverable	7,023,275	1,784,491
Property and equipment, net	48,657	50,910
Deferred policy acquisition costs	779,546	836,477
Deferred sales inducement costs	241,262	274,749
Value of business acquired	1,029,077	1,165,602
Goodwill	96,941	96,941
Other assets	219,937	197,495
Separate account assets	5,707,444	5,370,332
Total assets	$56,789,023	$45,591,096

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Balance Sheets (continued)

	December 31
	2021	2020
	(In Thousands, except as noted)
Liabilities and stockholder's equity
Liabilities:
Policy reserves and annuity account values	$37,244,930	$33,905,610
Funds withheld and held liability	5,428,191	116,442
Accounts payable and accrued expenses (includes $2.7 million and $2.1 million related to consolidated variable interest
entities for 2021 and 2020, respectively)	337,097	199,757
Deferred income tax liability	170,319	8,200
Surplus notes	116,379	117,337
Mortgage debt	2,087	6,078
Debt from consolidated variable interest entities	192,429	8,836
Option collateral	766,402	500,673
Other liabilities	248,544	230,936
Repurchase agreements	45,674	—
Separate account liabilities	5,707,444	5,370,332
Total liabilities	50,259,496	40,464,201

Stockholder's equity:
Common stock, $10 par value, 1,000,000 shares
authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	3,659,107	3,459,107
Accumulated other comprehensive income	240,414	110,771
Retained earnings	2,623,006	1,550,017
Total stockholder's equity	6,529,527	5,126,895
Total liabilities and stockholder's equity	$56,789,023	$45,591,096

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Operations

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Revenues:
Net investment income	$1,943,765	$1,753,167	$1,677,813
Asset-based and administrative fees	80,086	68,202	70,191
Other product charges	235,928	223,572	211,386
Change in fair value of options, futures and swaps	605,835	88,796	358,408
Net realized/unrealized gains (losses), excluding
impairment losses on available for sale securities	399,279	141,216	42,187
Total other-than-temporary impairment losses on
available for sale securities and other invested assets	(19,465)	(16,165)	—
Other revenues	93,943	86,644	68,268
Total revenues	3,339,371	2,345,432	2,428,253

Benefits and expenses:
Index credits and interest credited to account balances	921,703	595,211	639,454
Change in fixed index annuity embedded derivative
and related benefits	(139,349)	(77,707)	103,926
Other benefits	413,350	529,395	343,313
Total benefits	1,195,704	1,046,899	1,086,693

Commissions and other operating expenses	396,253	324,980	305,626
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	387,607	338,585	329,578
Interest expense	9,192	48,651	74,222
Total benefits and expenses	1,988,756	1,759,115	1,796,119

Income before income tax expense	1,350,615	586,317	632,134
Income tax expense	277,626	116,510	129,982
Net income	$1,072,989	$469,807	$502,152

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Comprehensive Income

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Net income	$1,072,989	$469,807	$502,152
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on
available for sale securities	213,018	798	384,265
Net effect of unrealized gains and losses on:
Deferred policy acquisition costs, value of business
acquired and deferred sales inducement costs	(33,742)	10,856	(83,573)
Policy reserves and annuity account values	(49,633)	60,858	(101,218)
Total other comprehensive income (loss), net of tax	129,643	72,512	199,474
Comprehensive income (loss)	$1,202,632	$542,319	$701,626

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity

			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Balance at January 1, 2019	$7,000	$2,793,715	$(161,215)	$691,371	$3,330,871
Net income	—	—	—	502,152	502,152
Other comprehensive income (loss), net	—	—	199,474	—	199,474
Contribution from parent	—	85,000	—	—	85,000
Dividends paid	—	—	—	(50,000)	(50,000)
Balance at December 31, 2019	7,000	2,878,715	38,259	1,143,523	4,067,497
Net income	—	—	—	469,807	469,807
Other comprehensive income (loss), net	—	—	72,512	—	72,512
Contribution from parent	—	580,392	—	—	580,392
Dividends paid	—	—	—	(63,313)	(63,313)
Balance at December 31, 2020	7,000	3,459,107	110,771	1,550,017	5,126,895
Net income	—	—	—	1,072,989	1,072,989
Other comprehensive income (loss), net	—	—	129,643	—	129,643
Contribution from parent	—	200,000	—	—	200,000
Balance at December 31, 2021	$7,000	$3,659,107	$240,414	$2,623,006	$6,529,527

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Operating activities
Net income	$1,072,989	$469,807	$502,152
Adjustments to reconcile net income to net cash and
cash equivalents provided by operating activities:
Index credits and interest credited to account balances	921,703	595,211	639,454
Policy acquisition costs deferred	(197,024)	(446,737)	(285,188)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and value of business
acquired, net of imputed interest	387,607	338,585	329,578
Net realized/unrealized losses (gains) of investments	(379,814)	(125,051)	(42,187)
Change in fair value of options, futures and swaps	(605,835)	(88,796)	(358,408)
Change in fixed index annuity embedded derivative
and related benefits	(139,349)	(77,707)	103,926
Amortization of investment premiums and discounts	(53,590)	(11,096)	(8,104)
Depreciation and amortization	11,776	7,410	7,461
Change in reinsurance activity, net	72,964	65,021	110,564
Deferred income taxes	127,657	(2,638)	(59,679)
Change in annuity guarantees	419,244	527,752	350,610
Change in accounts receivable	(374,136)	(39,431)	50,014
Change in investment income due and accrued	(357,901)	(77,144)	(47,170)
Change in accounts payable	1,410	67,615	(41,838)
Change in other liabilities	16,067	(34,826)	(16,234)
Other changes in operating assets and liabilities	21,942	(59,684)	(224,235)
Net cash and cash equivalents provided by (used in) operating activities	945,710	1,108,291	1,010,716

Investing activities
Sales, maturities, or repayments of investments:
Fixed maturities available for sale	13,537,160	8,251,650	6,917,980
Mortgage loans	406,236	782,894	649,244
Call options	665,519	316,425	347,510
Notes receivable from related parties	4,930,847	4,371,555	5,548,872
Net sales (purchases) of trading fixed maturities at fair value	25,692	23,275	9,025
Other invested assets	412,203	40,133	258,940
	19,977,657	13,785,932	13,731,571
Acquisitions of investments:
Fixed maturities available for sale	(15,511,898)	(12,456,030)	(10,140,875)
Mortgage loans	(161,497)	(748,872)	(484,164)
Call options	(20,000)	(308,625)	(59,328)
Notes receivable from related parties	(6,404,040)	(4,762,417)	(3,323,394)
Net sales (purchases) of equity securities at fair value	(223,989)	(88,973)	(14,452)
Other invested assets	(1,027,994)	(306,687)	(445,067)
	(23,349,418)	(18,671,604)	(14,467,280)

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows (continued)

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Net sales (purchases) of property and equipment	$(61)	$(1,069)	$(50)
Net sales (purchases) of short-term investments	(446,609)	37,611	332,733
Net decrease (increase) in policy loans	46	7,552	5,046
Net cash and cash equivalents provided by (used in) investing activities	(3,818,385)	(4,841,578)	(397,980)

Financing activities
Payments on surplus notes, notes payable related to commission
assignments, mortgage debt, and debt from consolidated VIEs	194,157	(47,249)	(39,223)
Capital contribution from parent	200,000	580,392	85,000
Dividends paid to parent	—	(50,000)	(50,000)
Net change in repurchase agreements	45,674	—	(302,898)
Deposits to annuity account balances	4,495,259	4,375,240	2,678,444
Withdrawals from annuity account balances	(2,484,084)	(1,828,495)	(1,940,991)
Net cash and cash equivalents provided by (used in) financing activities	2,451,006	3,029,888	430,332

Increase (decrease) in cash and cash equivalents	(421,669)	(703,399)	1,043,068
Cash and cash equivalents at beginning of period	1,210,986	1,914,385	871,317
Cash and cash equivalents at end of period	$789,317	$1,210,986	$1,914,385

Supplemental disclosures of cash flow information
Cash paid during the period for:
Interest	$8,472	$70,805	$48,159

Income taxes	$139,100	$128,000	$193,478

Supplemental disclosure of non-cash information
Cash received in the prior year for policies issued in the current year	$14,167	$7,326	$21,435
Securities purchased not yet settled in cash	$(159,599)	$23,669	$33,013
Securities sold not yet settled in cash	$32,036	$42,489	$110,014
Accrued interest paid in kind	$224,226	$197,207	$155,312
Deconsolidation of a VIE	$—	$275,929	$—
Non-cash dividends paid to parent	$—	$13,313	$—

See accompanying notes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

Years Ended December 31, 2021, 2020 and 2019
1. Nature of Operations, Basis of Presentation and Significant Accounting Policies
Nature of Operations
The operations of Security Benefit Life Insurance Company (SBLIC), together with its subsidiaries and consolidated variable interest entities (VIEs) (see Note 3) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, retirement plans, and other related products throughout the United States. Security Distributors, LLC (SD), a subsidiary of SBLIC, is a registered broker/dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority. The Company has entered into an agreement with Security Benefit Business Services, LLC (SBBS), an affiliate, to handle most corporate functions and processes. All employees and the majority of the Company’s expenses are paid by SBBS, and an allocable portion of these costs are then billed to the Company.
The Company offers a diversified portfolio of products comprised primarily of individual and group annuities, including fixed, fixed index, and variable annuities, and retirement plan products through multiple distribution channels.
Basis of Presentation
The consolidated financial statements include the operations and accounts of SBLIC and its subsidiaries, SD; SAILES 2, LLC (SAILES); Sixth Avenue Reinsurance Company (SARC); Bentley Park, LLC, Chisholm Trail, LLC; Coronado Heights, LLC; Hawk Trail, LLC; Monarch Field, LLC; Pinckney Holdings, LLC; Ripley Park, LLC; SB IIS Co., LLC; SB ISH, LLC; Shamrock Valley, LLC; Triple 8, LLC; IDF VI, LLC; IDF V, LLC; SecBen GBM Investco, LLC and the consolidated VIEs (see Note 3). All intercompany accounts and transactions have been eliminated in the consolidation.
On December 31, 2020, Gennessee Insurance Agency, LLC and Dunbarre Insurance Agency, LLC were distributed to SBL Holdings, Inc (SBLH), SBLIC's parent company. The distribution did not have a material impact on the Company.
Use of Estimates
The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

assumptions include the valuation of investments; valuation of over-the-counter derivative financial instruments; determination of other-than-temporary impairments (OTTIs) of investments; amortization of deferred policy acquisition costs (DAC), deferred sales inducement costs (DSI), and value of business acquired (VOBA); calculation of liabilities for future policy benefits; calculation of income taxes and the recognition of deferred income tax assets and liabilities; and estimating future cash flows on certain structured securities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable.
The COVID-19 pandemic (the Pandemic) has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. The Company’s business has been affected in various ways, including its operations. The Company cannot predict the length and severity of the Pandemic or its effects on the Company.
Investments
Fixed maturity investments include bonds, asset-backed securities, and redeemable preferred stocks. Fixed maturity investments are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss (OCI) in the consolidated balance sheets, net of cumulative adjustments related to DAC, DSI, VOBA, and policy reserves and annuity account values and applicable income taxes. The adjustment related to DAC, DSI, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.
Equity securities include mutual funds, common stocks, and non-redeemable preferred stocks. Equity investments not accounted for under the equity method of accounting or the measurement alternative are carried at fair value, with related unrealized gains and losses recognized as a component of the net realized/unrealized gains/(losses) in the consolidated statements of operations.
The Company elected the measurement alternative for certain equity investments that do not have readily determinable fair value and do not qualify for the practical expedient under ASC

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

820 to estimate fair value using the net asset value per share. Under the alternative, the investments are measured at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for an identical or similar investment of the same issuer. These financial instruments are included in other invested assets on the consolidated balance sheets.
The Company has a variable interest in various types of securitization entities, which are deemed VIEs. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. When the Company is determined to be the primary beneficiary of a VIE, the Company consolidates the entity into the financial statements. The primary beneficiary of a VIE is defined as the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity’s economic performance and (2) the obligation to absorb losses of the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE. Accordingly, the Company would not consolidate a VIE when it is not the primary beneficiary. On an ongoing basis, the Company assesses whether it is the primary beneficiary of VIEs in which it has a variable interest.
Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees.
The Company classified as trading or elected the fair value option for certain fixed maturity securities that are segregated to support certain funds withheld reinsurance liabilities (see Note 10). The change in fair value of these financial instruments is recognized as a component of net realized/unrealized gains (losses) in the consolidated statements of operations.
Realized capital gains and losses on sales of investments are determined using the specific identification method. Unrealized capital gains and losses related to investing securities are reported as a component of net realized/unrealized gains (losses) in the consolidated statements of operations. OTTIs are reported separately in the consolidated statements of operations.
To the extent the Company determines that an equity security accounted for under the measurement alternative or equity method of accounting is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

securities, if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis, the Company recognizes an OTTI equal to the difference between the amortized cost and fair value in net income. For debt securities where the Company does not expect to recover the amortized cost basis, and the Company does not plan to sell nor is it more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI.
The credit loss component of a structured security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The structured securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics such as: expectations of delinquency and default rates, loss severity, asset spreads, and prepayment speeds, as well as structural support, including subordination and guarantees.
Commercial and residential mortgage loans are generally reported at cost, adjusted for amortization of premiums or accrual of discounts, computed using the interest method, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income in the consolidated statements of operations. The Company reviews the mortgage loan portfolio using a collectively evaluated impairment methodology to determine the need for a general allowance, which is based upon the Company’s evaluation of the probability of collection, historical loss experience, delinquencies, and other factors. If the Company determines through management's evaluation of the mortgage loan portfolio that an individual loan has an elevated specific risk profile, the Company will then individually assess the loan for impairment and may assign a specific loan loss allowance.
Policy loans are reported at unpaid principal.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.
The Company has agreed to provide a loan facility through bridge or revolver loans to borrowers until permanent financing can be secured or an existing obligation or project is completed. The Company generally receives a commitment fee on unfunded amounts and interest on the amounts funded. Open commitments on bridge loans and revolvers are disclosed in Note 15.
Asset and Liability Derivatives
The Company hedges certain exposures to equity market risk, foreign exchange risk, and interest rate risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability on the consolidated balance sheets at estimated fair value. For derivative instruments not receiving hedge accounting treatment but that are economic hedges, the gain or loss is recognized in net income during the period of change.
The Company issues certain products that contain a derivative that is embedded in the product, and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument. Embedded derivatives, which are reported with the host instrument on the consolidated balance sheets in policy reserves and annuity account values, are reported at fair value with changes in fair value recognized in the consolidated statements of operations.
The Company formerly entered into agreements with insurance companies to identify and recommend producers for annuity contracts, deliver annuity contracts, collect the first premium, and service the business on the insurance companies’ behalf. The Company paid heaped commissions to field producers and recorded commission receivable for the subsequent receipt of monthly level commissions from the insurance companies for annuity contracts that continue to be in-force policies over a period of time. The commission receivable is comprised of the base

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

level commission payments (the Host Contract) and a commission assignment embedded derivative (the Lapse Risk). In accordance with ASC 815, the Lapse Risk is separated from the Host Contract and accounted for as a derivative instrument. The Lapse Risk is recorded at fair value with the change in unrealized gain (loss) related to lapse-risk recognized in the consolidated statements of operations.
The Company is party to both bilateral and tri-party agreements with certain derivative instrument counterparties which require the posting of collateral when the market value of the derivative instrument exceeds the cost of the instrument, subject to certain thresholds agreed upon with the counterparties. Collateral posted by counterparties under bilateral agreements is reported on the consolidated balance sheets in cash and cash equivalents, unless rehypothecated into other investments, with a corresponding liability reported in other liabilities. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. Collateral posted under the tri-party arrangement is not reflected on the consolidated balance sheets.
Deferred Policy Acquisition Costs, Deferred Sales Inducement Costs and Value of Business Acquired
To the extent recoverable from future policy revenues and gross profits, incremental direct costs of contract acquisition (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments, full surrenders, partial withdrawal of account value, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.
DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders may desire different product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of a new contract. Any DAC or DSI associated with the original contract is written off. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.
DSI consists of bonus interest credits and premium credits added to certain annuity contract values. It is subject to vesting requirements and is capitalized to the extent it is incremental to amounts that would be credited on similar contracts without the applicable feature. DSI is amortized using the same methodology and assumptions used to amortize DAC.
VOBA is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed in a life insurance company acquisition. VOBA is amortized using the same methodology and assumptions used to amortize DAC.
Goodwill
Goodwill is recognized for the excess of the purchase price over the fair value of identifiable net assets acquired. Goodwill is not amortized, but is reviewed annually for indications of impairment. If the fair value of the reported goodwill is lower than its carrying amount, goodwill is written down to its fair value; and a charge is reported in the consolidated statements of operations.
Property and Equipment
Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. Computer software includes internally developed software costs that are capitalized when they reach technological feasibility. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which generally range from 3 to 39 years.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Separate Accounts
The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account contract holders of the Company are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues from charges on separate account products consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.
The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative and the benefit reserve based on the specific characteristics of each guaranteed benefit feature.
Policy Reserves and Annuity Account Values
Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.
Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated with interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Interest crediting rates ranged from 1.0% to 5.0% during each of the years 2021, 2020, and 2019. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

The Company offers fixed index annuity products with returns linked to the performance of certain indices. The Company formerly offered a guaranteed lifetime withdrawal benefit (GLWB) and a GMDB on the fixed index annuity products, of which policyholders could only elect one per policy. The GLWB and GMDB guarantees are accounted for as benefit reserves. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest and without reduction for potential surrender charges, plus the benefit reserves for the GLWB and GMDB benefits. The host value is established at inception of the contract and is accreted over the policy’s life at a constant rate of interest. Fair value of the embedded index options is calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation.
Reinsurance Agreements
The Company utilizes reinsurance agreements to manage certain risks associated with its annuity operations and to reduce exposure to large losses. In the accompanying consolidated financial statements, premiums, benefits, and settlement expenses are reported net of reinsurance ceded, whereas policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for in a manner consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurer insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of liabilities ceded where allowable by contract.
Deferred Income Taxes
Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense or benefit, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.
Recognition of Revenues
Interest income and dividends, recorded in net investment income, are recognized when earned. Amortization of premiums and accretion of discounts on investments in fixed maturity securities are reflected in net investment income over the contractual terms of the investments in a manner that produces an effective yield. For structured securities, included in the fixed maturity available for sale securities portfolios, the amortization/accretion of premiums and discounts incorporate prepayment assumptions to produce a constant yield over the expected life of the security. When actual prepayments differ significantly from originally anticipated prepayments, the accretable yield is recalculated to reflect actual payments to date plus anticipated future payments. For securities, purchased or retained, that represent beneficial interests in structured securities other than high credit quality securities, the accretable yield is adjusted using the prospective method when there is a change in estimated future cash flows. For high credit quality securities, the accretable yield is adjusted using the retrospective method. Any adjustments resulting from changes in effective yield are reflected in net investment income.
Revenues from Contracts with Customers

The Company accounts for its revenue in accordance with ASC 606. The Company has two revenue streams that are recognized in accordance with ASC 606, Revenue from Contracts with Customers (ASC 606): distribution revenue and shareholder administrative service revenue.

Distribution Revenue

SD enters into distribution and underwriting arrangements with various unaffiliated mutual fund companies. The Company primarily receives distribution fees paid by the fund over time. The performance obligation is the sale of securities to investors, which is fulfilled on the trade date. Amounts owed to the Company under the arrangements are primarily variable, as the uncertainty

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

is dependent on the value of the shares at future points in time, as well as the length of time the investor remains in the fund, both of which are highly susceptible to factors outside of the Company’s influence. These fee payments cannot be finalized until the market value of the fund and investor activity is known, which are usually at month end or quarter end. Distribution Revenue for the years ended December 31, 2021, 2020 and 2019 amounted to $23.8 million, $20.0 million, and $20.4 million, respectively, and is included in the consolidated statements of operations in asset-based and administrative fees.

Shareholder Administrative Service Revenue

SBLIC enters into agreements with unaffiliated investment vehicles for the provision of services such as sub-transfer agency, record keeping and various shareholder administrative services. Management considers these as a series of distinct services, but as a single performance obligation because they are not separable and not distinct within the context of the contract and are highly interrelated. They have the same pattern of transfer (i.e., transfer to customers over time) and use the same method to measure progress (i.e., time based measure of progress). The Company primarily receive fees paid by the fund or its affiliates over time. The performance obligation is the completion of those services. Amounts owed to the Company under the arrangements are primarily variable, as the uncertainty is dependent on the value of the shares at future points in time which are highly susceptible to factors outside of the Company's influence. These fee payments cannot be finalized until the market value of the fund is known, which are usually monthly or quarterly. Service fee revenue for the years ended December 31, 2021, 2020, and 2019 amounted to $10.8 million, $9.0 million, and $9.1 million, respectively, and is included in the consolidated statements of operations in asset-based and administrative fees.

The Company evaluates the need for an allowance for accounts receivable that it believes will not be collected in full. There was no allowance for doubtful accounts at December 31, 2021 or 2020.
Recently Issued Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2016-02, Leases (ASU 2016-02). The guidance in ASU 2016-02 supersedes the lease recognition requirements in ASC Topic 840, Leases. ASU 2016-02 sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e. lessees and lessors). This update requires lessees to apply a dual

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

approach, classifying leases as either finance or operating leases based on the principle of whether or not the lease is effectively a financed purchase by the lessee. This classification will determine whether lease expense is recognized based on an effective interest method or on a straight line basis over the term of the lease. A lessee is also required to record a right-of-use asset and a lease liability for all leases with a term of greater than 12 months regardless of their classification. Leases with a term of 12 months or less will be accounted for similar to existing guidance for operating leases today. This update requires lessors to account for leases using an approach that is substantially equivalent to existing guidance for sales-type leases, direct financing leases and operating leases. The standard is effective January 1, 2022 for the Company, with early adoption permitted. The Company is in the process of evaluating the full impact adoption of this standard will have on the Company in 2022.
In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses, Measurement of Credit Losses on Financial Instruments. The amendments in this ASU replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The new standard is effective for the Company on January 1, 2023, with early adoption permitted. This update was subsequently clarified or amended by ASU 2019-04 (as discussed in Recently Adopted Accounting Pronouncements below), ASU 2019-05 Financial Instruments-Credit Losses (Topic 326): Targeted Transition Relief; and ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments – Credit Losses. While the Company is currently evaluating the full impact of this new guidance on its consolidated financial statements, the Company believes the new impairment model may lead to earlier recognition of credit losses on certain assets compared to current loss recognition methodology.
In August 2018, the FASB issued ASU 2018-12, Financial Services-Insurance (Topic 944) Targeted Improvements to the Accounting for Long-Duration Contracts. This amendment improves four areas to the accounting for long-duration contracts.
(1) Assumptions used to measure the liability for future policy benefits for traditional and limited-payment contracts. The amendments in this update require an insurance entity to (a) review and, if there is a change, update the assumptions used to measure cash flows at least annually and (b) update the discount rate assumption at each reporting date. The provision for risk of adverse deviation and premium deficiency (or loss recognition)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

testing are eliminated. The change in the liability estimate as a result of updating cash flow assumptions is required to be recognized in net income. The change in the liability estimate as a result of updating the discount rate assumption is required to be recognized in other comprehensive income. The amendments require that an insurance entity discount expected future cash flows at an upper-medium grade (low-credit-risk) fixed-income instrument yield that maximizes the use of observable market inputs.
(2) Measurement of market risk benefits. The amendments require that an insurance entity measure all market risk benefits associated with deposit (or account balance) contracts at fair value. The portion of any change in fair value attributable to a change in the instrument-specific credit risk is required to be recognized in other comprehensive income.
(3) Amortization of deferred acquisition costs. The amendments simplify the amortization of deferred acquisition costs and other balances amortized in proportion to premiums, gross profits, or gross margins and require that those balances be amortized on a constant level basis over the expected term of the related contracts. Deferred acquisition costs are required to be written off for unexpected contract terminations but are not subject to an impairment test.
(4) Disclosures. The amendments require that an insurance entity provide aggregated roll forwards of beginning to ending balances of the liability for future policy benefits, policyholder account balances, market risk benefits, separate account liabilities, and deferred acquisition costs. The amendments also require that an insurance entity disclose information about significant inputs, judgments, assumptions, and methods used in measurement, including changes in those inputs, judgments, and assumptions, and the effect of those changes on measurement.
The standard is effective January 1, 2025 for the Company, with early adoption permitted. The guidance is to be applied as of the earliest period presented in the financial statements. Management is evaluating the impact of this ASU to its consolidated financial statements upon adoption of this standard in 2025.
In January 2017, the FASB issued ASU 2017-04, Intangibles—Goodwill and Other: Simplifying the Test for Goodwill Impairment. Under the amendments in this update, the Company should

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. Impairment charges should be recognized for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. This amendment essentially eliminated "Step 2" from the goodwill impairment test. Additionally, the Company should consider income tax effects from any tax deductible goodwill on the carrying amount of the reporting unit when measuring the goodwill impairment loss, if applicable. The amendments in this update shall be applied on a prospective basis. A public business entity that is not an SEC filer should adopt the amendments in this update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2020. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The Company does not expect significant impact to its consolidated financial statements upon adoption of this standard in 2022.
ASUs issued but not yet adopted as of December 31, 2021 would not be disclosed above should they be assessed as either not applicable or are not expected to have a material impact on the Company's consolidated financial statements at this time.
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820)– Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement. The amendments in this update modify the disclosure requirements for fair value measurements by removing, modifying or adding certain disclosures. The Company adopted this update on January 1, 2020 without any material impact to the consolidated financial statements.

In April 2019, FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments. The amendments consist of five topics with different effective dates. The Company adopted Topic 3, Codification Improvements to Update 2017-12 and Other Hedging Items and Topic 4, Codification Improvements to Update 2016-01 on January 1, 2020 with no impact to the consolidated financial statements. The remaining three topics will be adopted at the time ASU 2016-13 becomes effective for the Company.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

In January 2020, the FASB issued ASU 2020-01, Investments – Equity Securities (Topic 321), Investments – Equity Method and Joint Ventures (Topic 323), and Derivatives and Hedging (Topic 815) – Clarifying the Interactions between Topic 321, Topic 323, and Topic 815. ASU 2020-01 clarifies the application of the measurement alternative to transactions that require an entity to apply or discontinue the equity method, and whether certain forward contracts and purchased options on equity securities are in the scope of Topic 321. The Company adopted this update on a prospective basis effective January 1, 2021. The update did not have a material impact to the Company’s consolidated financial statements.
In October 2020, the FASB issued ASU 2020-08 Codification Improvements to Subtopic 310-20 Receivables – Nonrefundable Fees and Other Costs. The amendments in this update clarify that callable debt securities should be reevaluated each reporting period to determine if the amortized cost exceeds the amount repayable by the issuer at the next earliest call date and, if so, the excess should be amortized to the next call date. The Company adopted this update on a prospective basis effective January 1, 2021. The update did not have a material impact to the Company’s consolidated financial statements.
In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, to provide temporary optional expedients and exceptions to the GAAP guidance on contract modifications and hedge accounting to ease the financial reporting burdens of the expected market transition from the London Interbank Offered Rate and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate. The guidance is effective upon issuance and may be adopted on any date on or after March 12, 2020. In January 2021, the FASB issued ASU 2021-01 Reference Rate Reform (Topic 848): Scope to amend the scope of ASU 2020-04. New optional expedients allow derivative instruments impacted by changes in the interest rate used for margining, discounting, or contract price alignment (i.e., discount transition) to qualify for certain optional relief. Both updates are applicable for contract modifications and/or hedging relationships that occur through December 31, 2022. The Company adopted the updates effective January 1, 2021. The updates did not have a material impact to the Company’s consolidated financial statements and the Company will continue to evaluate the impact of reference rate reform on contract modifications and hedging relationships through December 31, 2022.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations, Basis of Presentation and Significant Accounting Policies (continued)

Reclassifications
Certain prior period amounts in the consolidated statement of cash flows have been reclassified to conform to the current period's presentation. Changes were made to the classification of net purchases/sales of trading securities to move them from operating activities to investing activities, as this classification more closely aligns with the current nature, strategy and purpose of the investments.
Prior Period Reclassifications
Certain prior period amounts in the consolidated financial statements and accompanying notes have been reclassified to conform to the current period's presentation. Changes were made to the classification of certain revenue and expense items for the following line items: (1) certain administrative and other fees previously reported in other product charges or other revenues are now being reported in asset-based and administrative fees, (2) amounts related to unrealized and realized foreign currency and forward contracts previously reported in changes in fair value of options, futures and swaps are now being reported in net realized/unrealized gains (losses), excluding impairment losses on available for sale securities and (3) DAC amortization adjustments related to realized gain (losses) previously reported in net realized/unrealized gains (losses), excluding impairment losses on available for sale securities, are now being reported in with the amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired, net of imputed interest.
A reconciliation of the changes to conform to current presentation is as follows:

	Year Ended December 31, 2019
	As Previously Reported	Reclassifications	As Currently Reported
	(in thousands)
Asset-based and administrative fees	$64,681	$5,510	$70,191
Other product charges	216,746	(5,360)	211,386
Change in fair value of options, futures and swaps	337,013	21,395	358,408
Net realized/unrealized gains (losses), excluding
impairment losses on available for sale securities	66,830	(24,643)	42,187
Other revenues	68,418	(150)	68,268
Amortization of deferred policy acquisition
costs, deferred sales inducement costs, and
value of business acquired, net of imputed interest	332,826	(3,248)	329,578

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments
Fixed Maturity Investments and Equity Securities
Information as to the amortized cost, gross unrealized gains and losses, fair values, and OTTIs in AOCI, of the Company’s portfolio of fixed maturity investments classified as available for sale, is presented below. OTTIs in AOCI represent interest rate related unrealized losses on securities not recognized in earnings at the time at which a credit related OTTI was recorded. These unrealized losses are the difference between fair value and net present value of future expected cash flows at the time of impairment.

	December 31, 2021
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$56,742	$2,136	$44	$58,834	$—
Obligations of government-sponsored
enterprises	166,850	6,742	1,039	172,553	—
Corporate	15,912,419	242,592	30,368	16,124,643	—
Municipal obligations	38,678	5,554	3	44,229	—
Commercial mortgage-backed	73,278	3,549	283	76,544	—
Residential mortgage-backed	8,342	235	123	8,454	—
Collateralized debt obligations	6,475	1,317	109	7,683	—
Collateralized loan obligations	12,400,657	271,825	194,082	12,478,400	(8,498)
Redeemable preferred stock	263,673	19,713	—	283,386	—
Other asset backed	2,589,534	38,490	38,222	2,589,802	—
Total fixed maturity investments	$31,516,648	$592,153	$264,273	$31,844,528	$(8,498)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2020
	Cost/	Gross	Gross
	Amortized	Unrealized	Unrealized	Fair	OTTIs
	Cost	Gains	Losses	Value	in AOCI
	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$97,975	$6,555	$4	$104,526	$—
Obligations of government-sponsored
enterprises	232,147	13,242	247	245,142	—
Corporate	12,328,112	275,239	43,219	12,560,132	—
Obligations of foreign governments	35	—	—	35	—
Municipal obligations	77,630	11,853	—	89,483	—
Commercial mortgage-backed	121,664	5,701	1,244	126,121	—
Residential mortgage-backed	10,471	393	93	10,771	—
Collateralized debt obligations	6,309	1,265	109	7,465	—
Collateralized loan obligations	12,636,656	194,294	330,059	12,500,891	(24,458)
Redeemable preferred stock	375,762	467	5,716	370,513	—
Other asset backed	3,156,886	40,053	86,087	3,110,852	—
Total fixed maturity investments	$29,043,647	$549,062	$466,778	$29,125,931	$(24,458)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The amortized cost and fair value of fixed maturity investments at December 31, 2021, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because lenders may have the right to call and borrowers may have the right to prepay obligations with or without penalties.

	Available for Sale
	Amortized	Fair
	Cost	Value
	(In Thousands)

Due one year or less	$2,252,997	$2,264,897
Due after one year through five years	9,637,191	9,694,438
Due after five years through ten years	3,078,080	3,152,580
Due after ten years	1,039,571	1,115,790
Structured securities with variable principal payments	15,508,809	15,616,823
	$31,516,648	$31,844,528

As of December 31, 2021 and 2020, there were four and five issuers, with a total amount of $3,599.7 million and $3,823.7 million, respectively, other than U.S. Government and its sponsored entities, where the Company had investment holdings that exceeded 10% of consolidated stockholder's equity.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
For fixed maturity investments classified as available for sale with unrealized losses as of December 31, 2021 and 2020, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2021
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$8,731	$44	$—	$—	$8,731	$44
Obligations of government-sponsored
enterprises	17,653	383	12,775	656	30,428	1,039
Corporate	1,230,788	19,218	291,384	11,150	1,522,172	30,368
Municipal obligations	451	3	—	—	451	3
Commercial mortgage-backed	14,286	137	6,338	146	20,624	283
Residential mortgage-backed	1,702	26	132	97	1,834	123
Collateralized debt obligations	—	—	352	109	352	109
Collateralized loan obligations	5,565,154	114,311	1,718,986	79,771	7,284,140	194,082
Other asset backed	206,251	2,529	967,953	35,693	1,174,204	38,222
Total fixed maturity investments, available for sale	$7,045,016	$136,651	$2,997,920	$127,622	$10,042,936	$264,273

Number of securities with unrealized losses		667		166		833
Percent investment grade (AAA through BBB-)		85%		64%		81%

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2020
	Less Than 12 Months		Greater Than or Equal		Total
			to 12 Months
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(In Thousands)
Fixed maturity investments, available for sale:
U.S. Treasury securities and other U.S.
government corporations and agencies	$1,276	$4	$—	$—	$1,276	$4
Obligations of government-sponsored
enterprises	19,821	247	—	—	19,821	247
Corporate	1,395,531	38,217	73,507	5,002	1,469,038	43,219
Commercial mortgage-backed	33,663	1,142	2,477	102	36,140	1,244
Residential mortgage-backed	—	—	725	93	725	93
Collateralized debt obligations	340	109	—	—	340	109
Collateralized loan obligations	3,168,690	129,107	3,273,873	200,952	6,442,563	330,059
Redeemable preferred stock	219,030	5,716	—	—	219,030	5,716
Other asset backed	667,681	73,688	795,478	12,399	1,463,159	86,087
Total fixed maturity investments, available for sale	$5,506,032	$248,230	$4,146,060	$218,548	$9,652,092	$466,778

Number of securities with unrealized losses		303		222		525
Percent investment grade (AAA through BBB-)		77%		66%		72%

The unrealized losses on the fixed maturity investments in the table above can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of its amortized cost basis, which may be maturity. Based on that evaluation and the Company’s ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired at December 31, 2021 and 2020.
The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; and (3) for fixed maturity

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. For asset-backed securities, several additional factors are taken into account, including cash flows, collateral sufficiency, liquidity, and economic conditions.
The following table provides a rollforward of credit losses recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI. The purpose of the table is to provide detail of (1) additions to bifurcated credit loss amounts recognized in net realized gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Balance at beginning of period	$(15,204)	$(1,634)	$(1,634)
Credit losses for which an other-than-temporary impairment
was not previously recognized	(683)	(9,731)	—
Reduction for securities sold during the year or intended to be sold	6,072	—	—
Additional credit loss impairments on securities previously impaired	—	(3,839)	—
Balance at end of period	$(9,815)	$(15,204)	$(1,634)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Major categories of net investment income are summarized as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Interest on fixed maturity investments, available for sale	$1,553,925	$1,416,984	$1,383,005
Interest on fixed maturity investments, trading	2,709	3,692	4,780
Interest on notes receivable from related parties	88,499	117,068	165,254
Dividends on equity securities at fair value	34,202	13,430	339
Interest on mortgage loans	84,534	100,633	118,208
Interest on policy loans	2,767	2,881	3,383
Interest on short-term investments	43,331	7,149	28,272
Investment income on cash equivalents	2,393	9,057	29,361
Income on equity method accounting adjustment	233,655	149,739	7,722
Other	(2,015)	4,445	1,474
Total investment income	2,044,000	1,825,078	1,741,798

Less:
Investment expenses	80,031	68,219	59,205
Ceded to reinsurer	20,204	3,692	4,780
Net investment income	$1,943,765	$1,753,167	$1,677,813
Proceeds from sales of fixed maturity investments available for sale and realized gains and losses are as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Proceeds from sales	$2,044,326	$3,712.297	$1,351.162
Gross realized gains	242,534	116,555	12,707
Gross realized losses	5,934	4,446	4,423

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Net realized/unrealized gains (losses), net of ceded reinsurance gains, consist of the following for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturity investments	$236,670	$116,695	$(8,491)
Total realized gains (losses), available for sale	236,670	116,695	(8,491)

Realized gains (losses), other invested assets	35,179	(2,548)	54,640

Net realized/unrealized gains (losses), fixed maturity investments,
trading and fair value option	(1,369)	2,476	6,958

Other realized/unrealized gains (losses):
Foreign currency gains (losses)	(47,440)	63,293	19,425
Foreign exchange derivatives	76,338	(45,858)	(21,395)
Equity securities at fair value	91,575	9,920	(2,122)
Embedded derivative, funds withheld reinsurance	(27,900)	(2,664)	(6,863)
Other	36,026	(286)	129
Total other realized/unrealized gains (losses)	128,599	24,405	(10,826)
Net realized/unrealized gains (losses) before ceded reinsurance	399,079	141,028	42,281

Net ceded reinsurance (gains) losses	200	188	(94)
Net realized/unrealized gains (losses) before impairments	399,279	141,216	42,187

Impairments:
OTTI of available for sale securities and other invested assets	(19,465)	(16,165)	—
Total impairments	(19,465)	(16,165)	—

Net realized/unrealized gains (losses)	$379,814	$125,051	$42,187

The Company recognized $69.2 million and $8.3 million of net unrealized gains on equity securities at fair value held at December 31, 2021 and 2020, respectively.
There were no outstanding agreements to sell securities at December 31, 2021.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
At December 31, 2021 and 2020, the Company pledged securities with a market value of approximately $29.4 million and $158.1 million respectively, as collateral in relation to certain institutional products.
At December 31, 2021 and 2020, the Company pledged securities with a market value of approximately $164.2 million and $215.6 million respectively, as collateral in relation to its reinsurance agreements (see Note 10).
At December 31, 2021 and 2020, available for sale bonds with a carrying value of $3.5 million and $3.6 million, respectively, were held in joint custody at various state insurance departments to comply with statutory regulations.
Mortgage Loans
Mortgage loans consist of commercial and residential mortgage loans. The Company evaluates risks inherent in the brick and mortar commercial mortgage loans based on the property’s operational results supporting the loan. The Company also evaluates the risks inherent in its residential mortgage loan portfolio. The carrying amount of the Company’s mortgage loan portfolio was as follows at December 31:

	December 31,
	2021	2020
	(In Thousands)

Commercial mortgage loans	$993,038	$1,228,974
Allowance for credit losses on commercial mortgage loans (1)	(3,700)	(4,496)
Commercial mortgage loans, net of allowances	989,338	1,224,478
Residential mortgage loans	9,562	10,529
Total mortgage loans, net of allowances	$998,900	$1,235,007
(1)The year-over-year change in allowance for credit losses is driven by changes in the composition of the mortgage loan portfolio and is not the result of write-downs or charge offs.

The commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages. The Company acquired $125.2 million and sold $38.5 million commercial mortgage loans during the year ended December 31, 2021. The Company acquired $415.4 million and sold no commercial mortgage loans during the year ended December 31, 2020.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
The commercial mortgage loan portfolio diversification by geographic region (all regions are within the United States, excluding foreign) and specific collateral property type as follows at December 31:

	2021		2020
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Geographic distribution
Pacific	$488,984	49%	$515,140	41%
South Atlantic	222,522	23	309,179	25
Middle Atlantic	143,263	14	188,540	15
West South Central	36,988	4	37,886	3
West North Central	31,382	3	32,297	3
East North Central	30,386	3	44,821	4
Mountain	18,978	2	19,752	2
New England	9,301	1	9,887	1
Foreign	7,534	1	58,158	5
East South Central	—	—	8,818	1
Total	$989,338	100%	$1,224,478	100%

	2021		2020
	Carrying Amount	Percent of Total	Carrying Amount	Percent of Total
	(Dollars In Thousands)
Property type distribution
Office	$473,933	48%	$432,898	36%
Hotel/Motel	280,855	28	336,704	27
Retail	106,059	11	128,151	10
Apartments/Multifamily	104,289	11	157,104	13
Industrial	24,202	2	25,170	2
Other	—	—	144,451	12
Total	$989,338	100%	$1,224,478	100%

The Company actively monitors and manages its commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on the National Association of Insurance Commissioners (NAIC) – Risk-Based Capital’s Commercial Mortgage (CM) Rating. As the credit risk for commercial mortgage loans increases, the Company adjusts the CM Rating, per NAIC guidelines, downwards with loans in the

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
category “CM4 and below” having the highest risk for credit loss. CM Ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list.”
Commercial mortgage loans that require more frequent and detailed attention than other loans in the portfolio are identified and placed on an internal “watch list.” Potential criteria that would indicate a possible problem are imbalances in ratios of loan to value or net operating income to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.
The Company’s commercial mortgage loan portfolio, consisting of brick and mortar loans, by internal credit risk model was as follows at December 31:

	2021	2020
	(In Thousands)

CM1	$188,805	$245,097
CM2	107,563	154,740
CM3	558,224	565,238
CM4 and Below	134,746	259,403
	$989,338	$1,224,478

Commercial and residential mortgage loans are placed on non-accrual status if the Company has concerns regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of the borrower or a major tenant, decreased property cash flows for commercial mortgage loans, or number of days past due for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved. At December 31, 2021 there were no commercial mortgage loans on non-accrual status. At December 31, 2020 there was one commercial mortgage loan, with a carrying value of $38.5 million, on non-accrual status. This loan was considered impaired, but a specific loan loss allowance was deemed not necessary.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)
Repurchase Agreements
The Company enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the loan amount is repaid by the Company along with the additional agreed-upon interest, and the securities pledged by the Company are released back to the Company. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other forms of collateral provided is sufficient to pay the Company’s obligation to the counterparty. The risks associated with the repurchase agreement program are primarily related to declines in the value of the securities pledged for cash, which, if occurred, results in cash needing to be returned to the original purchasing party or additional securities needing to be posted as collateral. The Company has multiple sources of additional liquidity including additional sources of institutional funding, retail funding, contractual cash flows from the asset portfolio, and sales of investment assets. The Company has approved a Liquidity Risk Policy and associated Liquidity Guidelines to manage the aggregate liquidity risk of the Company. The remaining contractual maturity of the repurchase agreements outstanding as of December 31, 2021 was 91 to 180 days. The carrying value of the securities pledged for the repurchase agreements was $73.3 million as of December 31, 2021. The repurchase obligation was $45.7 million as of December 31, 2021, and is included in repurchase agreements on the consolidated balance sheets. The Company had no repurchase agreements outstanding as of December 31, 2020.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities

Following is a discussion of the Company’s interest in entities that meet the definition of a VIE.
Consolidated Variable Interest Entities
Collateralized Financing Entities
The Company invested in notes issued by collateralized financing entities (CFE) for which it was determined to be the primary beneficiary and therefore required to consolidate the CFE. The notes have contractual recourse only to the assets held by the CFE and are entitled to receive payments to the extent that payments are made on the underlying assets.
In consolidating the CFE, the notes were eliminated as an investment while the underlying assets of the CFE were recorded on the consolidated balance sheets as available for sale fixed maturity investments, as well as recording cash and other assets of the CFE. A liability is recorded for other noteholders’ interests in the CFE, which is carried at amortized cost. There is no equity within the CFEs; therefore, the consolidation did not impact the Company's equity balances. If the Company were to liquidate, the assets of the CFE would not be available to its general creditors, and as a result, the Company does not consider those assets available for the benefit of its investors. However, the Company's investment in the notes would be available to its general creditors. Additionally, the other investors in the CFEs have no recourse to the Company’s general assets for the debt issued by the CFEs. Therefore, such debt is not the Company’s obligation.
The total assets of consolidated CFEs were $2,553.0 million and $242.5 million at December 31, 2021 and 2020, respectively. The total liabilities of consolidated CFEs were $195.2 million and $10.9 million at December 31, 2021 and 2020, respectively.
Unconsolidated Variable Interest Entities
The Company does not need to consolidate investments in certain CFEs because it is not the primary beneficiary of the VIE as it does not unilaterally have substantive rights to remove the asset manager or general partner of the CFEs. Alternatively, when the asset manager or general partner is related, a parent of the Company (rather than the Company itself) would be considered the primary beneficiary due to its common control of both the Company and the asset manager or general partner and substantially all of the activities of the VIE are not conducted on behalf of

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

3. Variable Interest Entities (continued)

the Company. The total investment in these unconsolidated CFEs were $6,905.5 million and $6,689.7 million at December 31, 2021 and 2020, respectively, which is also the maximum exposure. Substantially all of the investments in unconsolidated CFEs were collateralized loan obligations at December 31, 2021 and 2020.
The Company has a variable interest in a number of joint ventures and partnerships, which were primarily formed for the purpose of purchasing private equity and fixed income securities, for which the Company is not deemed the primary beneficiary as it does not unilaterally have substantive rights to remove the general partner. The Company also has equity method investment in the holding company of a reinsurer that assumes certain liabilities of SBLIC (see Note 10) in which the Company does not have substantive power to control activities that are most significant to the VIE; therefore, the Company is not deemed the primary beneficiary. The Company's carrying amount of its investment in these VIEs reported in other invested assets on the consolidated balance sheets were $1,794.7 million and $961.0 million at December 31, 2021 and 2020, respectively, compared to its maximum exposure to loss of $2,342.7 million and $1,239.9 million at December 31, 2021 and 2020, respectively. The Company's maximum exposure to loss of these VIEs is based on existing investments in, and additional commitments made to, joint ventures and partnerships. Total assets of these unconsolidated entities under the equity method of accounting amounted to $1,794.7 million and $746.0 million at December 31, 2021 and 2020, respectively. The carrying value of unconsolidated investments accounted for under the measurement alternative under ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities was $0 million at December 31, 2021 and 2020.
In the normal course of business, the Company will invest in structured investments including unconsolidated VIEs for which it is not the investment manager. These structured investments typically invest in fixed income investments and include asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities. The Company’s maximum exposure to loss on these structured investments, both VIEs and non-VIEs, is limited to the amount of its investment. See Note 2 for details regarding the carrying amounts and classification of these assets. The Company has not provided material financial or other support to these structures that was not contractually required. The Company has determined that it is not the primary beneficiary of these structures due to the fact that it does not control these entities.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize certain significant unplanned fluctuations in economic earnings associated with assets held and liabilities incurred or expected to be incurred. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.
The Company recognizes all derivative financial instruments, such as swaps, currency forwards, call options and other embedded derivatives, on the consolidated balance sheets at fair value, with appropriate adjustments to fair value reflected in earnings, regardless of the purpose or intent for holding the instrument.
The Company sells fixed index deferred annuity contracts which credit interest based on a percentage of the gain in a specified market index. This index crediting feature is an embedded derivative. Most of the premium received is invested in investment grade fixed income securities, and a portion is used to purchase derivatives consisting of call options, futures, and swaps on the applicable indices to fund the index credits due to the index annuity policyholders. At the end of each indexed annuity's index term, which may be annually, bi-annually, or every five years, the market index used to compute the index credits is reset and a new call option, future, or swap is purchased to fund the next index credit. The Company manages the cost of these purchases through the terms of the fixed index annuities, which permits it to change caps, spreads or participation rates subject to respective guaranteed minimums or maximums at the end of each policy's index term. By adjusting caps, spreads or participation rates, the Company can manage option costs except in cases where contractual features would prevent further modifications. Although the call options, futures, and swaps are designed to be effective hedges from an economic standpoint, the Company has not applied hedge accounting under ASC 815.
The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to index returns for the current reset period.
The Company has certain variable annuity guaranteed living benefit (GLB) products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

accounted for under ASC 815 and ASC 820, Fair Value Measurements (ASC 820). The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.
In addition, the Company is party to coinsurance with funds withheld reinsurance arrangements. Under ASC 815, the Company’s reinsurance agreements contain an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative in the funds withheld reinsurance arrangement has characteristics similar to a total return swap, as the Company cedes the total return on a designated investment portfolio to the reinsurer. The reinsurer then assumes the risk associated with the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative in the funds withheld reinsurance arrangement is equal to the value of the unrealized gain or loss on the designated investments.
The Company has entered into currency forwards, and had previously on occasion entered into currency swaps, that are contracts in which the Company agrees with other parties to deliver or receive a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company uses currency forwards to reduce market risks related to fluctuations in currency exchange rates with respect to investments or liabilities held and denominated in foreign currencies.
Effective July 1, 2020, the Company has elected hedge accounting under ASC 815 for certain foreign currency denominated available for sale securities (the Hedged Item). The following table presents the balance sheet classification and carrying amount for items designated and qualifying as Hedged Items in fair value hedges as of December 31:

	Carrying Amount of the Hedged Assets
Balance Sheet Line Item	2021	2020
	(In Thousands)
Fixed maturities, available for sale	1,401,129	846,922

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The following table presents the gains and losses on derivatives and the related hedged items in fair value hedges for the year ended December 31:

			Location and Amount of Gain or (Loss) Recognized in Income on Fair Value Hedging Relationship
(In thousands)
			Hedging Derivatives		Hedged Items
Derivatives designated as			Gains (losses) excluded from	Gains (losses) included in
hedging instruments	Hedged Items	Year (3)	Effectiveness Testing (1)(2)	Effectiveness Testing (2)	Gains (losses) (2)
Foreign currency forwards	Fixed maturity	2021	(9,378)	55,484	(55,484)

Foreign currency forwards	Fixed maturity	2020	(6,705)	(61,295)	61,295
(1)Gains (losses) excluded from effectiveness testing includes the forward point on foreign currency forwards. The Company has elected to record changes in estimated fair value of excluded components in earnings.
(2)Gains and losses are reported in the Consolidated Statements of Operations as Net realized/unrealized gains (losses), excluding impairment losses on available for sale securities (foreign currency forwards).
(3)No comparative figures for the year ended December 31, 2019 as the Company's election for fair value hedge accounting became effective on July 1, 2020.
The Company uses interest rate swaps to reduce market risks from changes in interest rates and to manage interest rate exposure arising from duration mismatches between assets and liabilities. In an interest rate swap, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed upon notional amount.
The fair value of the commission assignment embedded derivative (see Note 1) is determined in accordance with ASC 820. The Company uses the income approach method defined in this standard, as market participants would likely use this approach in arriving at a transaction value.
Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date. The maximum amount of economic loss due to the credit exposure is limited by the posting of collateral by the counterparties.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The notional amounts and fair value of the Company’s call options, swaps, and currency forwards by counterparty as of December 31 are as follows:

				2021
	Credit Rating		Credit Rating	Notional	Fair Value
Counterparty	(S&P)		(Moody’s)	Amount	Assets	Liabilities
				(In Thousands)

Barclays Bank PLC	A		A1	$2,210,832	$90,092	$169
BNP Paribas	A	+	Aa3	1,950,665	54,569	1
Bank of America, N.A.	A	+	Aa2	996,356	46,691	806
Canadian Imperial Bank of Commerce	A	+	Aa2	1,584,589	100,350	84,404
Citibank, N.A.	A	+	Aa3	2,763,664	132,613	35,306
Goldman Sachs International	A	+	A1	292,339	11,597	—
JPMorgan Chase Bank, N.A.	A	+	Aa2	1,851,124	80,024	2,073
Morgan Stanley & Co International PLC	A	+	Aa3	3,223,086	153,227	2,862
Morgan Stanley Capital Services LLC	A	+	Aa3	1,848,178	136,442	169
Natixis, SA	A		A1	810,429	9,029	10,055
NatWest Markets PLC	A	-	A2	96,847	2,094	384
Royal Bank of Canada	AA	-	A2	206,875	5,287	—
Societe Generale	A		A1	184,782	10,077	—
UBS AG	A	+	Aa3	1,289,526	50,975	—
Exchange Traded/Centrally Cleared	N/A		N/A	5,505,663	117,013	2,976
				$24,814,955	$1,000,080	$139,205

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

				2020
	Credit Rating		Credit Rating	Notional	Fair Value
Counterparty	(S&P)		(Moody’s)	Amount	Assets	Liabilities
				(In Thousands)

Barclays Bank PLC	A		A1	$1,447,288	$58,429	$—
BNP Paribas	A	+	Aa3	2,607,666	66,819	11
Bank of America, N.A.	A	+	Aa2	806,848	22,502	—
Canadian Imperial Bank of Commerce	A	+	Aa2	1,664,711	129,948	123,151
Citibank, N.A.	A	+	Aa3	2,372,913	130,864	65,935
Goldman Sachs International	A	+	A1	209,965	8,189	771
JPMorgan Chase Bank, N.A.	A	+	Aa2	905,461	39,598	—
Merrill Lynch International	A	+	N/A	240,590	4,922	—
Morgan Stanley & Co International PLC	A	+	Aa3	3,107,601	132,920	2,126
Morgan Stanley Capital Services LLC	A	+	Aa3	1,655,927	85,230	—
Natixis, SA	A	+	A1	532,503	3,180	9,184
NatWest Markets PLC	A	-	A3	356,876	625	12,541
Societe Generale	A		A1	194,967	5,054	—
UBS AG	A	+	Aa3	838,211	28,743	—
Exchange Traded	N/A		N/A	2,284,500	71,575	1,410
				$19,226,027	$788,598	$215,129

Collateral posted by counterparties at December 31, 2021 and 2020, applicable to derivative instruments, was $766.4 million and $500.7 million, respectively, and is reflected on the consolidated balance sheets in cash and cash equivalents, unless rehypothecated into other investments. This collateral is restricted as to its use. The obligation to repay the collateral is reflected on the consolidated balance sheets. The Company also maintains a margin account at its clearing broker applicable to exchange traded and cleared derivatives. At December 31, 2021 and 2020, the balance of this account was $80.2 million and $24.3 million, respectively, and is reflected on the consolidated balance sheets in other assets. In addition, the Company has entered into tri-party arrangements with counterparties, whereby collateral is posted to and held by a third party. At December 31, 2021 and 2020, non-cash collateral posted by the counterparties under the tri-party arrangements was $0 million and $5.1 million, respectively, which is not reflected on the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The estimated fair value of net derivatives after the application of master netting agreements and collateral as of December 31 were as follows:

	2021
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(In Thousands)

Derivative asset	$1,000,080	$(138,180)	$(766,402)	$95,498
Derivative liabilities	139,205	(138,180)	(420)	605

	2020
	Gross Amounts Not Offset in the Consolidated Balance Sheet
	Gross Amount Recognized	Derivative	Cash Collateral Received/Pledged	Net Amount
	(In Thousands)

Derivative asset	$788,598	$(197,209)	$(500,673)	$90,716
Derivative liabilities	215,129	(197,209)	(16,490)	1,430
The gross amount recognized for derivative assets are reported in call options or other invested assets on the consolidated balance sheets. The gross amount recognized for derivative liabilities are reported in other liabilities on the consolidated balance sheets. The gross amounts of derivative assets and liabilities are not netted for presentation on the consolidated balance sheets. The derivative amount represents the amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement. The net amount primarily represents exposure from cleared derivatives.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The fair value of the Company’s derivative financial instruments classified as assets and liabilities on the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2021	2020	2021	2020	Balance reported in
	(In Thousands)
Derivatives designated as hedging instruments
under Subtopic 815-20
Currency forwards	$20,542	$—	$42,467	$68,031	Other invested assets and other liabilities

Derivatives not designated as hedging instruments
under Subtopic 815-20
Interest rate swaps and total return swaps	$28,525	$4,315	$2,218	$1,501	Other invested assets and other liabilities
Call options	820,333	630,336	5,910	2,897	Call options and other liabilities
Currency forwards	127,878	153,886	87,375	142,420	Other invested assets and other liabilities
Futures	2,802	61	1,235	280	Other invested assets and other liabilities
Total derivative financial instruments	$1,000,080	$788,598	$139,205	$215,129

Embedded derivatives:
GMWB and GMAB reserves	$—	$—	$9,284	$12,169	Policy reserves and annuity account values
Fixed index annuity contracts	—	—	2,236,850	1,760,729	Policy reserves and annuity account values
Funds withheld liability	—	—	117,520	7,508	Funds withheld liability
Reinsurance contracts	462,687	3,340	—	—	Reinsurance recoverable
Total embedded derivative financial instruments	$462,687	$3,340	$2,363,654	$1,780,406

The following table shows the change in the fair value of the derivative financial instruments, excluding fixed index annuity contracts, in the consolidated statements of operations for the years ended:

	Year Ended December 31,
	2021	2020	2019	Change of fair value reported in
	(In Thousands)
Derivatives:
Call options	$563,483	$88,321	$332,168
Futures	3,188	(1,313)	193
Interest rate swaps and total return swaps	39,164	1,788	26,047
Change in fair value of options, futures and swaps	$605,835	$88,796	$358,408	Change in fair value of options, futures and swaps

Change in currency forwards and swaps designated
for hedging	$46,106	$(68,000)
Change in currency forwards, swaps and other derivatives
not designated for hedging	$65,409	$22,142	$(21.395)
Change in currency forwards and swaps	$111,515	$(45,858)	$(21,395)	Change in net realized/unrealized gains (losses)

Embedded derivatives:
GMWB and GMAB reserves	$(2,885)	$1,306	$1,227	Other benefits
Commission assignment	—	4,948	(1,912)	Other benefits
Funds withheld liability	(27,900)	(2,664)	(6,863)	Change in net realized/unrealized gains (losses)
Total change in embedded derivative financial instruments	$(30,785)	$3,590	$(7,548)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

4. Derivative Instruments (continued)

The changes in fair value of fixed index annuity contracts embedded derivative and related benefits is comprised of the following for the years ended:

	Year Ended December 31,
	2021	2020	2019	Change of fair value reported in
	(In Thousands)
				Change in fixed index annuity embedded derivative and related benefits
Fixed index annuities - embedded derivatives	$144,875	$(115,673)	$149,068
Other changes in difference between policy benefit				Change in fixed index annuity embedded derivative and related benefits
reserves computed using derivative accounting vs. long-duration contracts accounting	(284,224)	37,966	(45,142)
	$(139,349)	$(77,707)	$103,926
The amounts presented as “Other changes in difference between policy benefit reserves computed using derivative accounting vs. long-duration contracts accounting” represents the difference between policy benefit reserve change for fixed index annuities computed under the derivative accounting standard and the long-duration contracts accounting standard, less the change in fair value of our fixed index annuities embedded derivatives that is presented as Level 3 liabilities in Note 14.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs
An analysis of the deferred policy acquisition cost asset balance is presented below for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Balance at beginning of period	$836,477	$555,029	$421,027
Cost deferred	151,587	446,737	285,188
Imputed interest	18,640	16,590	12,409
Amortized to expense	(211,466)	(178,446)	(129,993)
Effect of unrealized (gains) losses	(15,692)	(3,433)	(33,602)
Balance at end of period	$779,546	$836,477	$555,029

The costs deferred shown above contain the initial ceded deferred policy acquisition costs on reinsurance business ceded throughout the year (see Note 10). All amounts reflected above are net of reinsurance activity ceded.

6. Deferred Sales Inducement Costs
An analysis of the deferred sales inducement costs asset balance is presented below for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Balance at beginning of period	$274,749	$207,887	$150,323
Costs deferred	6,350	85,677	75,943
Imputed interest	4,957	4,539	3,649
Amortized to expense	(39,066)	(30,029)	(18,231)
Effect of unrealized (gains) losses	(5,728)	6,675	(3,797)
Balance at end of period	$241,262	$274,749	$207,887

The costs deferred shown above contain the initial ceded deferred sales inducements costs on reinsurance business ceded throughout the year (see Note 10). All amounts reflected above are net of reinsurance activity ceded.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

7. Value of Business Acquired
The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Balance at beginning of period	$1,165,602	$1,306,341	$1,572,143
Costs deferred	45,437	—	—
Imputed interest	21,212	26,443	32,200
Amortized to expense	(181,884)	(177,682)	(229,612)
Effect of unrealized (gains) losses	(21,290)	10,500	(68,390)
Balance at end of period	$1,029,077	$1,165,602	$1,306,341

The costs deferred shown above contain the initial cost of reinsurance on reinsurance business ceded throughout the year (see Note 10). All amounts reflected above are net of reinsurance activity ceded.
The remaining weighted average amortization period is 35 years for VOBA. The interest accrual rate utilized to calculate the accretion of interest was 1.88% for the year ended December 31, 2021, 1.99% for the year ended December 31, 2020, and 2.17% for the year ended December 31, 2019.
The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands) for the year ending December 31:

2022	$86,314
2023	83,114
2024	83,271
2025	83,665
2026	79,435

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets

Property and Equipment
The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2021	2020
	(In Thousands)

Land and improvements	$7,279	$7,279
Building	51,784	51,723
Furniture	25	25
Computer software	792	793
	59,880	59,820
Less accumulated depreciation	(11,223)	(8,910)
Net property and equipment	$48,657	$50,910

Accumulated depreciation deducted from investment in real estate amounted to $10.8 million and $8.6 million at December 31, 2021 and 2020, respectively.
Airplane
In February 2013, SAILES acquired an airplane for other investment purposes. SAILES leases the airplane under an operating lease that expires on February 28, 2025. The asset is depreciated on a straight-line method. The estimated productive life of the asset was reduced in 2021, as a change in accounting estimate, from 25 years to 17 years. The asset is included in other invested assets on the consolidated balance sheets.
As a result of the Pandemic, in May 2020, SAILES entered into a Rent Postponement Agreement (the Agreement) with the lessor which reduced lease payments in September, October and November 2020, deferring the remainder of those payments until 2021. In December 2020, normally scheduled lease payments resumed. The deferred lease payments were repaid from January to June 2021 in six installments, together with the normal lease payments. The lessor paid interest on the deferred lease payments together with each installment. The Company determined that the Agreement was not a change in the provisions of the lease. In addition, the Company also amended the management agreement with its lease manager. This amendment allowed the Company to pay certain management fees based on the actual lease amounts

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

8. Other Assets (continued)
received from the lessor. The deferred lease payments were satisfactorily paid off in 2021 according the Agreement.
The following is a summary of the asset held at cost less accumulated depreciation as of December 31:

	2021	2020
	(In Thousands)

Airplane	$124,644	$124,644
Less accumulated amortization	(30,185)	(20,299)
Carrying value	$94,459	$104,345
-

The asset is included in other invested assets on the consolidated balance sheets.
Depreciation on the asset for the years ended December 31, 2021, 2020 and 2019 was $9.9 million, $5.2 million and $5.2 million, respectively, and is included in commissions and other operating expenses in the consolidated statements of operations.
Business-Owned Life Insurance
The Company has invested in business-owned life insurance. The investment is carried in other assets on the consolidated balance sheets at net policy value of $23.8 million and $23.2 million at December 31, 2021 and 2020, respectively, with the change in net policy value recorded in other revenue of $0.6 million, $1.0 million, and $0.5 million for the years ended December 31, 2021, 2020, and 2019, respectively.
Company-Owned Life Insurance
The Company has invested in company-owned life insurance. The investment is carried in other assets at net policy value of $52.3 million and $43.6 million at December 31, 2021 and 2020, respectively, with the change in net policy value recorded as a decrease in other benefits of $8.7 million, $7.7 million and $5.8 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss)
The components of other comprehensive income (loss) are as follows:

	Pretax	Tax	After-Tax
	(In Thousands)
Other comprehensive income (loss) for the year ended December 31, 2019:
Unrealized gains (losses) on available for sale securities	$457,623	$(96,101)	$361,522
Foreign exchange adjustments on available for sale and equity method investments	20,297	(4,262)	16,035
Reclassification adjustment for (gains) losses included in net income	8,491	(1,783)	6,708
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(105,789)	22,216	(83,573)
Policy reserves and annuity account values	(128,124)	26,906	(101,218)
Total other comprehensive income (loss) for the year ended December 31, 2019	$252,498	$(53,024)	$199,474

Other comprehensive income (loss) for the year ended December 31, 2020
Unrealized gains (losses) on available for sale securities	$109,099	$(22,911)	$86,188
Foreign exchange adjustments on available for sale and equity method investments	(7,558)	1,587	(5,971)
Reclassification adjustment for (gains) losses included in net income	(116,695)	24,506	(92,189)
OTTI losses recognized in earnings and other comprehensive income (loss)	16,165	(3,395)	12,770
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	13,742	(2,886)	10,856
Policy reserves and annuity account values	77,035	(16,177)	60,858
Total other comprehensive income (loss) for the year ended December 31, 2020	$91,788	$(19,276)	$72,512

Other comprehensive income (loss) for the year ended December 31, 2021:
Unrealized gains (losses) on available for sale securities	$497,066	$(104,384)	$392,682
Foreign exchange adjustments on available for sale and equity method investments	(10,219)	2,146	(8,073)
Reclassification adjustment for (gains) losses included in net income	(236,670)	49,702	(186,968)
OTTI losses recognized in earnings and other comprehensive income (loss)	19,465	(4,088)	15,377
Net effect of unrealized gains and losses on:
DAC, DSI, and VOBA	(42,710)	8,968	(33,742)
Policy reserves and annuity account values	(62,826)	13,193	(49,633)
Total other comprehensive income (loss) for the year ended December 31, 2021	$164,106	$(34,463)	$129,643

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

9. Other Comprehensive Income (Loss) (continued)
Accumulated Other Comprehensive Income

	Foreign Exchange Adjustment	Unrealized Gains (Losses) on Available for Sale Securities	Total Other Comprehensive Income (Loss)
	(In Thousands)

Accumulated other comprehensive income (loss) at January 1, 2019	$(2,691)	$(158,524)	$(161,215)

Other comprehensive income (loss) before reclassifications	16,035	176,731	192,766
Amounts reclassified from accumulated other comprehensive income (loss)(1)	–	6,708	6,708
Accumulated other comprehensive income (loss) at December 31, 2019	13,344	24,915	38,259

Other comprehensive income (loss) before reclassifications	(5,971)	157,902	151,931
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(79,419)	(79,419)
Accumulated other comprehensive income (loss) at December 31, 2020	7,373	103,398	110,771

Other comprehensive income (loss) before reclassifications	(8,073)	309,307	301,234
Amounts reclassified from accumulated other comprehensive income (loss)(1)	—	(171,591)	(171,591)
Accumulated other comprehensive income (loss) at December 31, 2021	$(700)	$241,114	$240,414

(1)The amounts reclassified from accumulated other comprehensive income (loss) for unrealized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) and income tax expense in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance
Principal reinsurance assumed transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Reinsurance assumed:
Premiums received	$13,391	$12,964	$11,607
Commissions paid	$1,104	$2,309	$2,215
Claims paid	$11,221	$6,424	$7,488
Surrenders paid	$61,596	$56,183	$64,173

Principal reinsurance ceded transactions are summarized as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Reinsurance ceded:
Premiums paid	$166,444	$39,386	$44,816
Commissions received	$13,371	$1,418	$2,459
Claim recoveries	$69,925	$63,382	$66,067
Surrenders recovered	$114,401	$112,016	$175,895

At December 31, 2021 and 2020, the Company had reinsurance recoverable receivables totaling $7,023.3 million and $1,784.5 million, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers.
The increase in reinsurance recoverable is related to SBLIC entering into a coinsurance with funds withheld reinsurance agreement to cede certain fixed annuity and fixed index annuity liabilities to SkyRidge Re Limited (SkyRidge Re), an insurance company licensed in Bermuda in November 2021. The liabilities subject to the agreement are (i) liabilities on policies in-force as of November 30, 2021 and (ii) liabilities on policies as they are written through 2023. The amount ceded to SkyRidge Re at closing was $4.8 billion. The policies reinsured by SkyRidge Re represented reserves of $4.9 billion as of December 31, 2021.
The SkyRidge Re reinsurance agreement was the primary driver of the increase in the value of the Company's funds withheld and held liability. As of December 31, 2021 and 2020, the value of the Company’s funds withheld and held liability under all its reinsurance agreements was $5,686.6 million and $357.4 million, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

10. Reinsurance (continued)

As of December 31, 2021 and 2020, the Company had $1,010.4 million and $1,062.6 million, respectively, of reserves that were uncollateralized by the assuming reinsurer.
In December 2021, the Company entered into an agreement with National Guardian Life Insurance Company (“NGL”) under which the Company reinsured blocks of life and annuity policies from NGL. The policies reinsured by the Company represented reserves of approximately $379.2 million. The transaction had an effective date of December 31, 2021.
Life insurance in force ceded at December 31, 2021 and 2020 was $1,897.2 million and $1,983.6 million, respectively. Life reserves ceded at December 31, 2021 and 2020 was $575.8 million and $571.3 million, respectively.
Through its consolidated captive reinsurance subsidiary, the Company entered into an excess of loss reinsurance agreement with a third party US based reinsurance company. This excess of loss agreement covers fixed index annuities with a GLWB that are issued in 2018 through the first half of 2022. Under this excess of loss agreement, if those annuity holders continue to make lifetime withdrawals beyond certain dollar thresholds within the excess of loss coverage period (22-24 years from the issue date of each contract cohort), the third party reinsurance company will reimburse the Company for those benefit payments. The Company did not reduce any policy or annuity reserve liability as a result of this excess of loss agreement.
11. Insurance Liabilities
The major components of policy reserves and annuity account values on the consolidated balance sheets are summarized as follows as of December 31:

	2021	2020
	(In Thousands)
Policy reserves and annuity account values
Investment-type insurance contract liabilities:
Liabilities for individual annuities	$28,530,815	$30,992,594
Liabilities for group annuities	525,779	567,795
Funding agreements	968,993	511,438
Other investment-type insurance contract liabilities	2,064	1,711
Total investment-type insurance contract liabilities	30,027,651	32,073,538
Life and other reserves	7,217,279	1,832,072
Total policy reserves and annuity account values	$37,244,930	$33,905,610

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

General account funding agreements
The Company has issued general account funding agreements of $969.0 million and $511.4 million at December 31, 2021 and 2020, respectively, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts.
In May 2021, SBLIC established a $2.0 billion program for a trust, Security Benefit Global Funding, to periodically issue funding agreement-backed notes (FABNs). Security Benefit Global Funding is not an affiliate or related party of the Company. These notes are backed by funding agreements issued by SBLIC to the trust. In May 2021, the trust issued its first series (2021-1), 1.250% Fixed Rate Notes in the principal amount of $500.0 million, due 2024. The funding agreement liability had a carrying amount of $500.8 million at December 31, 2021 which is included in policy reserves and annuity account values on the consolidated balance sheets.
The remaining $468.2 million of general account funding agreements have call provisions that give the holder of the funding agreements the right to require the funding agreement be redeemed by the Company if certain adverse conditions occur.
Separate account funding agreements
The Company issued separate account funding agreements to certain related parties whereby the contract holders elect to invest in various investment options offered under the policy. As of December 31, 2021 and 2020, separate account investments funded through these agreements were $1,897.7 million and $1,866.5 million, respectively, and are reported in separate account assets and liabilities on the consolidated balance sheets. Investment income and gains or losses arising from the investments in the separate account funding agreements accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying consolidated statements of operations. Revenues to the Company from the separate account funding agreements consist primarily of administrative fees assessed at the time the funding agreement was issued.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a summary of the account values and net amount at risk, net of reinsurance, for fixed index annuity contracts with GMDB invested in the general account as of December 31:

	2021			2020
	Account Value	Net Amount	Weighted-Average Attained Age	Account Value	Net Amount	Weighted- Average Attained Age
		at Risk			at Risk
	(Dollars in Millions)

Rollup GMDB	$563	$215	77	$607	$202	76

The determination of the value of the GLWB and GMDB guarantees on fixed index annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves for the GLWB and GMDB guarantees on the fixed index annuity contract holders.
As of December 31, 2021 and 2020, the reserve liability for the GLWB guarantee on fixed index annuities was $2,867.4 million and $2,383.6 million, respectively, and the reserve liability for the GMDB guarantee on fixed index annuities was $42.4 million and $37.5 million, respectively. These reserve liabilities are included in policy reserves and annuity account values.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2021			2020
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)
Return of premium	$1,534	$10	66	$1,409	$11	66
Reset	167	—	61	153	—	60
Roll-up	111	37	73	110	43	72
Step-up	4,205	28	69	3,905	31	69
Combo	86	11	76	88	13	75
Subtotal	6,103	86	68	5,665	98	68

Enhanced	4	—	71	4	—	71
Total GMDB	$6,107	$86	68	$5,669	$98	68

The determination of the value of the GMDB and GMIB guarantees on variable annuities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates, and mortality experience. The Company holds reserves and embedded derivatives for GMDB, GMIB, GMWB, and GMAB guarantees it provides for the benefit of variable annuity contract holders. The reserve liability for GMDBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2021 and 2020 was $10.0 million and $12.1 million, respectively. The reserve liability for GMIBs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2021 and 2020 was $16.9 million and $19.2 million, respectively. The embedded derivative for GMWBs and GMABs on variable annuity contracts reflected on the consolidated balance sheets as of December 31, 2021 and 2020 was $6.5 million and $8.8 million, respectively. These liabilities are included in policy reserves and annuity account values.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

11. Insurance Liabilities (continued)

The components of index credits and interest credited to account balances are summarized as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Index credits	$649,132	$300,965	$344,145
Interest credited to account balances	272,571	294,246	295,309
	$921,703	$595,211	$639,454

12. Income Taxes
The Company is included in a consolidated Non-Life/Life federal income tax return filed by SBC. The Company is no longer subject to U.S. federal and state examinations by tax authorities for the years before 2014. The Internal Revenue Service is currently examining the Company’s federal tax returns for tax years 2014 through 2018.
Under a tax sharing agreement between SBC and certain of its related parties, SBC allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. Through the tax sharing agreement with SBC, the Company had a receivable from SBC of $30.5 million and $41.5 million at December 31, 2021 and 2020, respectively, for taxes, which is included in other liabilities/assets on the consolidated balance sheets.
The Company's subsidiary, SARC, has a separate tax sharing agreement with SBC. Under the separate tax sharing agreement, SARC's losses are benefited only to the extent SARC could otherwise utilize the losses on a stand-alone basis.
The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.
As of December 31, 2021 and 2020, the Company had no gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses in the consolidated statements of operations. The

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Company recorded no interest expense for unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019.
Income tax expense consists of the following for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Current income tax expense	$149,969	$119,148	$189,661
Deferred income tax (benefit) expense	127,657	(2,638)	(59,679)
Income tax expense	$277,626	$116,510	$129,982

From a tax return perspective, the Company has $151.6 million of net operating loss carryforwards (NOLs) subject to Internal Revenue Code Section 382 (Section 382). Under Section 382, the Company’s use of these NOLs is limited to $12.0 million per year.

The Company's deferred tax asset position includes $529.6 million of federal net operating loss carryforwards. The entire NOL is related to SARC losses.

The Company had no NOLs in 2021 for any states in which it is required to file an income tax return.

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)

Federal income tax expense computed at statutory rate	$283,629	$123,127	$132,748
Increases (decreases) in taxes resulting from:
Dividends received deduction	(4,856)	(2,534)	(2,257)
Prior period adjustments	2,066	(1,022)	2,577
Tax exempt interest	(348)	(336)	(154)
Other	(2,865)	(2,725)	(2,932)
Income tax expense	$277,626	$116,510	$129,982
“Other” in the above table includes state income taxes, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

12. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following as of December 31:

	2021	2020
	(In Thousands)

Deferred income tax assets:
Future policy benefits	$439,329	$412,444
Credit carryover	8,666	8,666
Rider fee	11,532	10,948
Net operating loss carryforward	111,213	115,112
Other	42,242	30,605
Total deferred income tax assets	612,982	577,775

Deferred income tax liabilities:
Net unrealized gain on derivatives	29,068	78,453
Deferred policy acquisition costs and deferred sales
inducements	239,503	202,215
Net unrealized capital gain on investments	71,181	14,557
Investments	206,339	8,477
Value of business acquired	208,705	242,571
Depreciation	26,044	28,190
Other	2,461	11,512
Total deferred income tax liabilities	783,301	585,975
Net deferred income tax assets (liabilities)	$(170,319)	$(8,200)
The oldest credit carryover will expire in 2029 and relates to general business credits.
The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company did not record a valuation allowance on deferred tax assets as of December 31, 2021 and 2020.
13. Goodwill
As of December 31, 2021 and 2020, the Company had a carrying value of goodwill of $96.9 million. Impairment of goodwill is evaluated annually for SBLIC. As a result of the December 31, 2021 and 2020 annual impairment test, the Company determined that the carrying value of goodwill did not exceed the fair value of SBLIC; therefore, no amounts were impaired.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements
Fair Value Hierarchy
In accordance with ASC 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:
Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets.
Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, model-based valuation techniques for which significant assumptions are observable in the market, and option pricing models using inputs observable in the market.
Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances.
Determination of Fair Value
Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.
Cash equivalents
Cash equivalents include highly liquid securities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company utilizes an independent pricing service, and includes those cash equivalents in Level 2 assets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Fixed maturity investments
The fair values of fixed maturity securities in an active and orderly market are largely determined by utilizing third party pricing services. The Company has regular interactions with pricing services and its investment advisors to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry and economic events. Fixed maturity investments with fair values obtained from pricing services, applicable market indices, or internal models with substantially observable inputs are included in Level 2.
The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing unobservable relevant inputs if the Company is not able to utilize observable inputs. These assets are included in Level 3.
Equity securities
Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2.
Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporates significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.
Short-term investments
Fair values of short-term investments are determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such investments. These assets are included in Levels 2 or 3, depending on the observability of the inputs.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Call options, currency forwards, swaps, and futures
Certain fair values of call options are valued with models that use market observable inputs, which are included in Level 2. Currency forwards with fair values obtained from pricing services with substantially observable inputs are included in Level 2. Swaps with fair values obtained from counterparties with substantially observable inputs are included in Level 2. Futures, swaps, and call options with fair values obtained from unadjusted quoted prices for identical instruments traded in active markets are included in Level 1.
Other derivatives
Certain other derivatives are valued with models that use inputs which are unobservable in the market and are included in Level 3.
Separate account assets
Separate account assets include equity securities, investments in notes receivable and investments in partnerships. The fair value of the equity securities within the separate accounts is determined using quoted prices in active markets for identical assets and is reflected in Level 1. The fair value of the investments in private notes within the separate accounts was determined using internal pricing models using inputs unobservable in the market. The fair value for partnerships within the separate accounts was determined through the use of an external third party pricing specialist through the use of the market approach, income approach, and underlying assets approach. The investments in private notes and partnerships are reflected in Level 3.
Embedded derivatives - reinsurance contracts
The fair value of the embedded derivatives - reinsurance contracts is estimated based on the fair value of the assets supporting the funds withheld reinsurance liability under the coinsurance funds withheld arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Embedded derivatives – GMWB and GMAB reserves
The Company records guarantees for variable annuity contracts containing guaranteed riders for GMABs and GMWBs as derivative instruments. The fair value of the obligation is calculated based on unobservable inputs with actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other assumptions. These liabilities are included in Level 3.
Embedded derivatives – funds withheld liability
The Company estimates the fair value of the embedded derivative based on the change in the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld agreement. This liability is included in Level 3.
Embedded derivatives – fixed index annuity contracts
Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values. These liabilities are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
One of the Company’s fixed index annuity products has an embedded derivative feature that returns GLWB rider charges in excess of index credits over a five year period.  The guarantee is reset on each fifth policy anniversary while in the accumulation phase.  The fair value of the policy’s embedded derivative is determined using the mean present value of a risk-neutral stochastic projection of the account value.  Discount rates are projected risk-free rates plus the Company’s own credit spread margin. These liabilities are included in Level 3.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Assets and Liabilities Measured and Reported at Fair Value
The following table presents categories measured at fair value on a recurring basis:

	December 31, 2021
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$30,499	$30,499	$—	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	58,834	—	58,834	—
Obligations of government-sponsored enterprises	172,553	—	172,553	—
Corporate	16,172,983	—	3,137,517	13,035,466
Municipal obligations	44,229	—	34,763	9,466
Commercial mortgage-backed	76,544	—	72,388	4,156
Residential mortgage-backed	8,454	—	8,454	—
Collateralized debt obligations	7,683	—	7,683	—
Collateralized loan obligations	12,486,541	—	9,285,076	3,201,465
Redeemable preferred stock	283,386	—	25,000	258,386
Other asset backed	2,591,763	—	856,409	1,735,354
Total fixed maturity investments	31,902,970	—	13,658,677	18,244,293
Equity securities:
Consumer	355,749	307,162	163	48,424
Mutual funds	4,610	4,610	—	—
Preferred stocks	278,758	—	20,319	258,439
Total equity securities	639,117	311,772	20,482	306,863

Short-term investments	452,537	—	426,197	26,340
Call options	820,333	74,486	745,847	—
Currency forwards and swaps	148,420	—	148,420	—
Interest rate swaps and total return swaps	28,525	22,754	5,771	—
Futures	2,802	2,802	—	—
Other derivatives	61,113	—	—	61,113
Embedded derivatives - reinsurance contracts	462,687	—	—	462,687
Separate account assets	5,707,444	3,809,744	—	1,897,700
Total assets	$40,256,447	$4,252,057	$15,005,394	$20,998,996

Liabilities:
Call options	$5,910	$2,090	$3,820	$—
Currency forwards and swaps	129,842	—	129,842	—
Interest rate swaps and total return swaps	2,218	1,739	479	—
Futures	1,235	1,235	—	—
Derivatives and embedded derivatives:
GMWB and GMAB reserves	9,284	—	—	9,284
Funds withheld liability	117,520	—	—	117,520
Fixed index annuity contracts	2,236,850	—	—	2,236,850
Total liabilities	$2,502,859	$5,064	$134,141	$2,363,654

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	December 31, 2020
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$33,920	$32,669	$1,251	$—
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	104,526	—	104,526	—
Obligations of government-sponsored enterprises	245,141	—	245,141	—
Corporate	12,621,163	—	1,947,614	10,673,549
Obligations of foreign governments	36	—	36	—
Municipal obligations	89,483	—	79,692	9,791
Commercial mortgage-backed	126,120	—	119,766	6,354
Residential mortgage-backed	10,772	—	10,772	—
Collateralized debt obligations	7,464	—	7,464	—
Collateralized loan obligations	12,515,669	—	11,533,991	981,678
Redeemable preferred stock	371,215	—	1,811	369,404
Other asset backed	3,114,825	—	1,109,518	2,005,307
Total fixed maturity investments	29,206,414	—	15,160,331	14,046,083
Equity securities:
Consumer	94,621	69,120	25,000	501
Mutual funds	4,395	4,395	—	—
Preferred stocks	248,699	—	43,978	204,721
Total equity securities	347,715	73,515	68,978	205,222

Short-term investments	5,346	—	—	5,346
Call options	630,336	69,725	560,611	—
Currency forwards and swaps	153,886	—	153,886	—
Interest rate swaps and total return swaps	4,314	1,791	2,523	—
Futures	61	61	—	—
Embedded derivatives - reinsurance contracts	3,340	—	—	3,340
Separate account assets	5,370,332	3,503,832	—	1,866,500
Total assets	$35,755,664	$3,681,593	$15,947,580	$16,126,491

Liabilities:
Call options	$2,897	$—	$2,897	$—
Currency forwards and swaps	210,451	—	210,451	—
Interest rate swaps and total return swaps	1,501	1,130	371	—
Futures	280	280	—	—
Derivatives and embedded derivatives:
GMWB and GMAB reserves	12,169	—	—	12,169
Funds withheld liability	7,508	—	—	7,508
Fixed index annuity contracts	1,760,729	—	—	1,760,729
Total liabilities	$1,995,535	$1,410	$213,719	$1,780,406

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Changes in Level 3 Fair Value Measurements
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2021 is as follows:

		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2021	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2021	Change in Unrealized Gains (losses) in Net Income for Positions Still Held	Change in Unrealized Gains (losses) in Other Comprehensive Income for Positions Still Held
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$10,673,549	$(16,969)	$6,987	$2,045,111	$326,788	$13,035,466	$(193)	$26,562
Municipal obligations	9,791	—	(182)	(143)	—	9,466	—	(182)
Commercial mortgage-backed	6,354	12	(186)	(2,752)	728	4,156	—	(225)
Collateralized loan obligations	981,678	(57)	2,581	1,371,096	846,167	3,201,465	—	355
Redeemable preferred stock	369,404	(703)	24,685	(135,000)	—	258,386	—	19,629
Other asset backed	2,005,307	(1,599)	37,684	(301,347)	(4,691)	1,735,354	—	(5,000)
Total fixed maturity investments	14,046,083	(19,316)	71,569	2,976,965	1,168,992	18,244,293	(193)	41,139

Equity securities:
Consumer	501	21,655	—	1,268	25,000	48,424	7,563	—
Preferred stock	204,721	34,018	—	—	19,700	258,439	34,018	—
Total equity securities	205,222	55,673	—	1,268	44,700	306,863	41,581	—

Short-term investments	5,346	—	584	20,410	—	26,340	—	530
Other derivatives	—	35,177	—	25,936	—	61,113	35,177	—
Embedded derivatives -
reinsurance contracts	3,340	(1,030)	—	460,377	—	462,687	—	—
Separate account assets(2)	1,866,500	31,200	—	—	—	1,897,700	—	—
Total assets	$16,126,491	$101,704	$72,153	$3,484,956	$1,213,692	$20,998,996	$76,565	$41,669

Liabilities:
Derivatives and embedded
derivatives:
GMWB and GMAB reserves	$12,169	$(2,885)	$—	$—	$—	$9,284	$—	$—
Funds withheld liability	7,508	27,900	—	82,112	—	117,520	—	—
Fixed index annuity contracts	1,760,729	144,416	—	331,705	—	2,236,850	—	—
Total liabilities	$1,780,406	$169,431	$—	$413,817	$—	$2,363,654	$—	$—
(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Unrealized gains (losses) on available for sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2021 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$7,553,488	$210,171	$5,127,485	$591,063	$2,045,111
Municipal obligations	—	—	—	143	(143)
Commercial mortgage-backed	—	—	—	2,752	(2,752)
Residential mortgage-backed	—	—	—	—	—
Collateralized loan obligations	2,531,382	—	14,504	1,145,782	1,371,096
Other asset backed	38,483	4,287	39,207	304,910	(301,347)
Redeemable preferred stock	89,745	—	224,745	—	(135,000)
Total fixed maturity investments	10,213,098	214,458	5,405,941	2,044,650	2,976,965

Equity securities:
Consumer	26,268	—	25,000	—	1,268
Preferred stock	204,400	—	204,400	—	—
Total equity securities	230,668	—	229,400	—	1,268

Short-term investments	26,121	58	—	5,769	20,410
Other derivatives	—	25,936	—	—	25,936
Embedded derivatives - reinsurance contracts	—	460,604	—	227	460,377
Separate account assets	—	—	—	—	—
Total assets	$10,469,887	$701,056	$5,635,341	$2,050,646	$3,484,956

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$383,059	$—	$51,354	$331,705
Funds withheld liability	—	82,112	—	—	82,112
Total liabilities	$—	$465,171	$—	$51,354	$413,817

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2020 is as follows:

		Total Realized/Unrealized
		Gains and Losses
	Balance at January 1, 2020	Included in Net Income(1)	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2020	Change in Unrealized Gains (losses) in Net Income for Positions Still Held	Change in Unrealized Gains (losses) in Other Comprehensive Income for Positions Still Held
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$7,532,836	$(29,821)	$36,161	$1,352,701	$1,781,672	$10,673,549	$92	$109,024
Municipal obligations	—	—	(37)	9,828	—	9,791	—	(37)
Commercial mortgage-backed	3,234	1	130	2,989	—	6,354	—	130
Residential mortgage-backed	4,801	—	—	(4,801)	—	—	—	—
Collateralized loan obligations	1,259,434	1,537	(1,395)	245,435	(523,333)	981,678	—	(1,395)
Redeemable preferred stock	91,550	1	(22,147)	300,000	—	369,404		(22,147)
Other asset backed	1,574,079	2,322	(70,205)	(71,559)	570,670	2,005,307	—	(56,554)
Total fixed maturity investments	10,465,934	(25,960)	(57,493)	1,834,593	1,829,009	14,046,083	92	29,021

Equity securities:
Consumer	—	501	—	—	—	501	501	—
Preferred stock	—	(15,279)	—	—	220,000	204,721	(15,279)	—
Total equity securities	—	(14,778)	—	—	220,000	205,222	(14,778)	—

Short-term investments	2,275	—	(54)	3,125	—	5,346	—	(54)
Embedded derivatives -
reinsurance contracts	3,326	14	—	—	—	3,340	—
Commission assignment
derivative asset	17,669	(17,669)	—	—	—	—	—	—
Separate account assets(2)	2,059,600	170,300	—	(363,400)	—	1,866,500	—	—
Total assets	$12,548,804	$111,907	$(57,547)	$1,474,318	$2,049,009	$16,126,491	$(14,686)	$28,967
Liabilities:
Derivatives and embedded derivatives:
GMWB and GMAB reserves	$10,863	$1,306	$—	$—	$—	$12,169	$—	$—
Funds withheld liability	4,844	2,664	—	—	—	7,508	—	—
Fixed index annuity contracts	1,469,361	(115,672)	—	407,040	—	1,760,729	—	—
Total liabilities	$1,485,068	$(111,702)	$—	$407,040	$—	$1,780,406	$—	$—

(1)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations.
(2)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3)
Unrealized gains (losses) on available for sale securities are included in accumulated other comprehensive income on the consolidated balance sheets, and realized gains (losses) on available for sale securities are included in net realized/unrealized gains (losses) in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
The detail of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2020 is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$4,096,927	$173,994	$2,260,393	$657,827	$1,352,701
Municipal obligations	10,026	—	—	198	9,828
Commercial mortgage-backed	5,241	—	—	2,252	2,989
Residential mortgage-backed	—	—	4,801	—	(4,801)
Collateralized loan obligations	877,665	—	11,431	620,799	245,435
Other asset backed	80,070	—	—	151,629	(71,559)
Redeemable preferred stock	300,000	—	—	—	300,000
Total fixed maturity investments	5,369,929	173,994	2,276,625	1,432,705	1,834,593

Short-term investments	48,469	—	—	45,344	3,125
Separate account assets	—	—	—	363,400	(363,400)
Total assets	$5,418,398	$173,994	$2,276,625	$1,841,449	$1,474,318

Liabilities:
Derivatives and embedded derivatives:
Fixed index annuity contracts	$—	$451,122	$—	$44,082	$407,040
Total liabilities	$—	$451,122	$—	$44,082	$407,040

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Transfers
Transfers into and out of Level 3 of assets and liabilities measured at fair value for the year ended December 31, 2021 are as follows:

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$326,788	$—
Municipal obligations	—	—
Commercial mortgage-backed	1,079	(351)
Collateralized loan obligations	846,167	—
Other asset backed	45,000	(49,691)
Total fixed maturity investments	$1,219,034	$(50,042)
Transfers into and out of Level 3 of assets and liabilities measured at fair value for the year ended December 31, 2020 are as follows:

	Transfers out of Level 2 into Level 3	Transfers out of Level 3 into Level 2	Transfer out of Measurement Alternative into Level 3
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$1,781,672	$—	$—
Collateralized loan obligations	959	(524,292)	—
Other asset backed	571,663	(993)	—
Total fixed maturity investments	$2,354,294	$(525,285)	$—

Equity securities:
Preferred stock	$—	$—	$220,000
The majority of the assets transferred into Level 3 during 2021 and 2020 was due to the inability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques. The majority of assets transferred out of Level 3 during 2021 and 2020 was due to the ability to obtain a price from a recognized third party pricing vendor or due to changes in the observability of inputs or valuation techniques.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Quantitative Information about Level 3 Fair Value Measurements
The following table provides quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2021
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average](4)
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$10,705,191	Discount Model	Credit Spread	69 - 1836 [347] basis points (bps)
	103,333		Discount Rate	3.26% - 10.50% [4.54%]
	16,496		Weighted Average Cost of Capital	6.75%
	1,642		Yield	3.40%
	1,146,903	Waterfall	Cashflows
	828,731	Spread Duration	Credit Spread	254 - 767 [377] bps
	1,166	Market Comparables	Broadcast cash flow (BCF) multiple	6.62x
Municipal obligations	9,466	Discount Model	Credit Spread	413 bps
Collateralized loan obligations	48,956	Discount Model	Discount Rate	3.00% - 10.00% [7.32%]
	446	Residual Equity	Residual Equity
Redeemable preferred stock	105,485	Market Comparables	Price/Book Multiple	1.25x
Other asset backed	1,036,376	Discount Model	Credit Spread	206 - 1278 [336] bps
	492,299		Market Yield	2.79% - 9.25% [4.43%]
	28,400		Discount Rate	1.76%
	19,947	Spread Duration	Credit Spread	116 bps
Total fixed maturity investments	14,544,837

Short-Term investments	19,204	Discount Model	Credit Spread	236 - 485 [329] bps
	1,166	Spread Duration	Credit Spread	767 bps
Equity securities:
Common stock - Financial	38,685	Market Comparables	Price/Adjusted Funds from Operations Average Cap Rate	19.14x 4.80%
Preferred stock	20,520	Discount Model	Credit Spread	458 bps
Total equity securities	59,205

Embedded derivatives - reinsurance contracts	462,687	See Note (1)
Separate account assets	1,897,700	Revenue Multiples	Projected Revenues	6.5x
		Discounted Cash Flow	Discount Rate	70 - 800 [475] bps
		See Note (3)
Total assets	$17,447,486	See Note (2)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$9,284	Discounted Cash Flow	Own credit spread	1.35%
			Long-term equity market volatility	Market Consistent
			Risk margin	5%
Funds withheld liability	117,520	See Note (1)
Fixed index annuity contracts	2,236,850	Discounted Cash Flow	Own credit spread	1.35%
			Risk margin	0.11% - 0.17%
Total liabilities	$2,363,654

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	As of December 31, 2020
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average](4)
	(In Thousands)
Assets:
Fixed maturity investments:
Corporate	$8,316,819	Discount Model	Credit Spread	35 - 1470 [391] basis points (bps)
	210,594		Discount Rate	2.55% - 10.50% [4.59%]
	15,984		Weighted Average Cost of Capital	7.00%
	1,014,588	Spread Duration	Credit Spread	202 - 728 [421] bps
	1,146	Market Comparables	Broadcast cash flow (BCF) multiple	6.22x
	1,063,291	Waterfall	Cashflows
Municipal obligations	9,791	Discount Model	Credit Spread	380 bps
Collateralized loan obligations	158,691	Discount Model	Discount Rate	2.40% - 10.25% [4.04%]
	7,119	Residual Equity	Residual Equity
Redeemable preferred stock	300,088	Discount Model	Discount Rate	1.50%
	69,316	Market Comparables	Price/Book Multiple	0.93x
Other asset backed	1,056,929	Discount Model	Credit Spread	49 - 1795 [431] bps
	495,019		Market Yield	5.33%
	3,891		Discount Rate	2.04% - 9.00% [5.47%]
	19,905	Spread Duration	Credit Spread	123 bps
Total fixed maturity investments	12,743,171

Short-Term investments	5,346	Discount Model	Discount Rate	7.50
Equity securities:
Preferred stock	204,721	Discount Model	Credit Spread	6.21%
Total equity securities	204,721

Embedded derivatives - reinsurance contracts	3,340	See Note (1)
Separate account assets	1,866,500	Revenue Multiples	Projected Revenues	6.5x
		Discounted Cash Flow	Discount Rate	70 - 800 [475] bps
		See Note (3)
Total assets	$14,823,078	See Note (2)

Liabilities:
Embedded derivatives:
GMWB and GMAB reserves	$12,169	Discounted Cash Flow	Own credit spread	1.58%
			Long-term equity market volatility	Market Consistent
			Risk margin	5%
Funds withheld liability	7,508	See Note (1)
Fixed index annuity contracts	1,760,729	Discounted Cash Flow	Own credit spread	1.35%
			Risk margin	0.11% - 0.17%
Total liabilities	$1,780,406
(1)Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and the fair value of the investment guarantee embedded derivative.
(2)The tables above exclude certain securities for which the fair value of $4,014.2 million and $1,481.0 million as of December 31, 2021 and 2020, respectively, was based on non-binding broker quotes.
(3)Separate account investments in partnerships for which the fair value as of December 31, 2021 and 2020 was determined through a third party valuation of the fair value of the underlying investments.
(4)Unobservable inputs were weighted by the relative fair value of the instruments.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.
Increases or decreases in assumed lapse and mortality rates could cause the fair value of the commission assignment embedded derivative to significantly decrease or increase, respectively.
Increases or decreases in market volatilities could cause significant increases or decreases, respectively, in the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivative. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals.
Increases or decreases in risk free rates could cause the fair value of the GMWB and GMAB reserve and fixed index annuity contract embedded derivatives to significantly decrease or increase, respectively. Increases or decreases in the Company’s credit risk, which impacts the rates used to discount future cash flows, could significantly decrease or increase, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.
Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.
Measurement Alternative for Measuring Equity Investments
The Company accounts for certain equity investments without readily determinable fair values under the measurement alternative. The carrying value of equity investments accounted for under the measurement alternative was $0 million and $215.7 million at December 31, 2021 and 2020, respectively. There were no impairments or adjustments to the carrying value for the years ended December 31, 2021 and 2020.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)
Financial Instruments Not Reported at Fair Value
The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value are as follows:

	December 31, 2021
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$998,900	$1,026,022	$—	$—	$1,026,022
Notes receivable from related parties	2,834,303	2,834,303	—	2,605,228	229,075
Policy loans	68,386	68,455	—	—	68,455
Business-owned life insurance	23,845	23,845	—	—	23,845
Company-owned life insurance	52,324	52,324	—	—	52,324
Supplementary contracts without life
contingencies	(181,501)	(182,098)	—	—	(182,098)
Individual and group annuities	(8,579,990)	(8,717,364)	—	—	(8,717,364)
Debt from consolidated VIEs	(192,429)	(375,522)	—	—	(375,522)
Surplus notes	(116,379)	(146,639)	—	—	(146,639)
Mortgage debt	(2,087)	(2,087)	—	—	(2,087)
Separate account liabilities	(5,707,444)	(5,892,007)	(3,994,307)	—	(1,897,700)

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

14. Fair Value Measurements (continued)

	December 31, 2020
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities)
Mortgage loans	$1,235,007	$1,279,706	$—	$272,000	$1,007,706
Notes receivable from related parties	1,364,160	1,364,160	—	943,260	420,900
Policy loans	68,431	68,509	—	—	68,509
Business-owned life insurance	23,204	23,204	—	—	23,204
Company-owned life insurance	43,556	43,556	—	—	43,556
Supplementary contracts without life
contingencies	(64,592)	(68,629)	—	—	(68,629)
Individual and group annuities	(8,052,611)	(8,296,688)	—	—	(8,296,688)
Debt from consolidated VIEs	(8,836)	(8,120)	—	—	(8,120)
Surplus notes	(117,337)	(110,116)	—	—	(110,116)
Mortgage debt	(6,078)	(6,078)	—	—	(6,078)
Separate account liabilities	(5,370,332)	(5,370,332)	(3,503,832)	—	(1,866,500)

15. Commitments and Contingencies
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $548.0 million, of which $9.8 million is with related parties, as of December 31, 2021, as required by the general partner. The Company had committed up to $3,744.0 million in unfunded bridge loans, unfunded revolvers, and other private investments, as of December 31, 2021, of which $675.5 million is with related parties or securitizations in which related parties act as collateral managers.
In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $279.0 million, of which $64.1 million is with related parties, as of December 31, 2020, as required by the general partner. The Company had committed up to $2,618.7 million in unfunded bridge loans, unfunded revolvers, and other private investments, as of December 31, 2020, of which $798.6 million is with related parties or securitizations in which related parties act as collateral managers.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Other legal and regulatory matters: The Company is party to legal and arbitral proceedings, subject to complaints, and the like in the ordinary course of business, is periodically examined by its regulators in the ordinary course of business, and may discuss certain matters with its regulators that come up during such examinations or otherwise. Management currently does not believe that any litigation, arbitration, complaint or other such matter to which it is party, or that any actions by its regulators with respect to any such examinations or matters under discussion with them, will, alone or collectively, materially adversely affect the Company’s results of operations or financial condition.
16. Debt
Line of credit
At December 31, 2021, the Company has access to a $156.2 million line of credit facility from the Federal Home Loan Bank of Topeka (FHLB). Overnight borrowings in connection with this line of credit bear interest at 0.19% over the Federal Funds rate (0.07% at December 31, 2021). The Company had no borrowings under this line of credit at December 31, 2021 and 2020. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities and commercial mortgage loans, not already pledged as collateral under existing contracts as of December 31, 2021.
Surplus notes
The Company has outstanding surplus notes with a carrying value of $116.4 million and $117.3 million at December 31, 2021 and 2020, respectively. The surplus notes consist of $100.0 million of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Commissioner of the Kansas Insurance Department (the Kansas Commissioner) and only out of surplus funds that the Kansas Commissioner determines to be available for such payment under the Kansas Insurance Code.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

16. Debt (continued)

Interest expense as presented in the consolidated statements of operations consisted of the following for the years ended:

	Year Ended December 31,
	2021	2020	2019
	(In Thousands)
Debt/notes payable:
Surplus note interest	$6,492	$6,543	$6,591
Debt from consolidated VIE interest	2,088	39,715	54,287
Notes payable related to commission
assignments interest	—	356	1,233
Note payable - SAILES 2, LLC interest	14	14	14
Mortgage debt interest	(166)	65	282
Total debt/notes payable interest	8,428	46,693	62,407
Repurchase agreement interest	241	—	1,973
Other interest	523	1,958	9,842
Total	$9,192	$48,651	$74,222

17. Related-Party Transactions
There are numerous transactions between the Company and entities related to the Company. Following are those the Company considers material (0.5% of assets for investment related transactions) that are not otherwise discussed (see Notes 1, 2 and 10).
The Company reported amounts receivable from parent, subsidiaries and related parties of $2.3 million and $2.6 million at December 31, 2021 and 2020. The Company reported amounts payable to parent, subsidiaries and related parties of $22.1 million and $24.7 million at December 31, 2021 and 2020, respectively. Inter-company transactions regularly occur in the normal course of business and are normally settled within 30 days.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

As of December 31, 2021 and 2020, the Company had the following investments in related parties with interest rates ranging from 2.0% to 8.0% and maturity dates ranging from February 2022 through December 2022. These investments are included in notes receivable from related parties on the consolidated balance sheets and are typically fully collateralized by assets of the debtor:

	December 31,
	2021	2020
	(In Thousands)

Chain Bridge Opportunistic Funding
Holdings, LLC	$642,000	$302,000
Chesney Park, LLC	—	229,000
Dawn Acres II, LLC	—	146,000
Dawn Acres III, LLC	263,000	84,000
Dawn Acres IV, LLC	239,000	—
Free State Funding, LLC	—	100,000
Holliday Park, LLC	265,000	93,000
Nicodemus Place, LLC	221,000	—
Triple8, LLC	—	16,000
Weary Blues Holdings, LLC	515,000	—
Other	689,303	394,160
	$2,834,303	$1,364,160

As of December 31, 2021 and 2020, the Company had investments in commercial and residential mortgage loans with related parties in the amount of $456.7 million and $551.7 million, respectively.
As of December 31, 2021 and 2020, the Company had investments in joint ventures and partnerships of $1,794.7 million and $746.0 million, respectively, accounted for under the equity method pursuant to ASC 970-323-25-6. As such, these investments are considered to be with related parties. The Company also had investments in joint ventures and partnerships with related parties held under the measurement alternative of $0.0 million and $215.7 million as of December 31, 2021 and 2020. These investments are included in other invested assets on the consolidated balance sheets.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

Effective November 30, 2021, the Company entered into a coinsurance with funds withheld reinsurance agreement to cede certain fixed annuity and FIA liabilities to SkyRidge Re (see Note 10). The Company also entered into an investment management agreement with SkyRidge Re to manage the investments of SkyRidge.
As of December 31, 2021 and 2020, the Company had the following individually material investments in securitizations in which related parties act as collateral managers. The repayment of these investments is provided by unrelated party assets and the Company does not have recourse to the related collateral manager in the case of non-performance on the unrelated assets. These investments are included in fixed maturity investments available for sale and short-term investments on the consolidated balance sheets.

	December 31,
	2021	2020
	(In Thousands)
Cedar Crest, LLC	$322,165	$623,656
Cedar Crest 2021-1, LLC	772,041	—
Cedar Crest 2021-2, LLC	797,910	—
CBAM 2017-1, LTD	187,739	237,936
CBAM 2017-2, LTD	202,952	330,595
CBAM 2017-3, LTD	181,376	280,053
CBAM 2017-4, LTD	267,974	277,413
CBAM 2018-5, LTD	237,825	246,171
CBAM 2018-6, LTD	212,985	257,443
CBAM 2018-7, LTD	188,764	198,030
Gage Park, LLC	177,725	640,290
SCF Realty Capital Master Trust	—	66,832
Shawnee 1892, LLC	229,618	814,600
Shawnee 2021-1, LLC	767,178	—
Other	1,462,320	1,745,230

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

As of December 31, 2021 and 2020, the Company had the following individually material investments in other related parties. These investments are included in fixed maturity investments available for sale on the consolidated balance sheets:

	December 31,
	2021	2020
	(In Thousands)

700 Edgewater Development, LLC	$209,689	$—
American Media & Entertainment	193,903	204,384
American Media Productions, LLC	400,000	400,000
Arch Portfolio Trust, LLC	204,000	238,000
Banner Creek Bridge, LLC	160,000	379,724
BH Luxury Residences, LLC	512,186	457,045
Bruce Park Portfolio Trust, LLC	208,000	—
Cain International, LLC	1,262,529	1,083,541
Canon Portfolio Trust, LLC	200,996	262,996
CBAM CLO Management, LLC	144,584	265,005
CI FCL Funding 2 PLC	262,999	214,184
Collins Park, LLC	199,506	264,437
DCP Rights, LLC	490,087	495,019
Eldridge Equipment Finance, LLC	181,834	174,413
GEC Finance, LLC	210,000	—
Kennedy-Wilson Holdings, LLC	237,919	—
LAISAH, LLC	458,906	458,906
Mason Portfolio Trust, LLC	138,000	239,000
Mayfair Portfolio Trust, LLC	217,000	215,000
Mirror Media IP Holdings, LLC	293,950	295,450
Oakridge Portfolio Trust, LLC	203,000	—
Oasis BH, LLC	335,480	308,943
Oneida Portfolio Trust, LLC	—	165,000
Original Narrative Library, LLC	211,569	208,650
Palmer Portfolio Trust	239,000	258,000
PD Holdings, LLC	210,000	265,000
Pinecrest Portfolio Trust, LLC	240,000	—
Potwin Place, LLC	210,000	—
Putnam Asset Holdings, LLC	240,000	261,000
Quinton Heights, LLC	210,000	147,000
Ridge Media Holdings, LLC	210,000	256,900
Steamboat Portfolio Trust, LLC	157,000	254,000
Three L Finance Holdings, LLC	201,850	226,224
Valence Media Partners, LLC	232,365	—
Vista Portfolio Trust, LLC	240,000	—
Wanamaker Portfolio Trust, LLC	239,000	265,000
Other	3,339,574	1,298,470

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

Pursuant to an agreement effective January 1, 2017 (as amended effective November 1, 2020), the Company paid $125.5 million, $108.3 million and $100.2 million for the years ended December 31, 2021, 2020 and 2019, respectively, to Eldridge Business Services, LLC for providing investment services and business development services related to investment strategy, asset origination, developing new and differentiated products, enhancing existing or developing new marketing and distribution strategies, and assisting in capital planning and rating agency support.
The Company invests in CLOs managed by CBAM and Maranon Capital, L.P. The Company also invests in warehouses for CLOs and loan and mezzanine investment funds managed by related parties. The manager of the CLO is entitled to senior, subordinated and incentive management fees payable by the CLO issuer; in some cases, the manager of the warehouse entity is entitled to management fees payable by the warehouse entity and the manager of the fund is entitled to fees. The Company is not directly liable for such fees, but, insofar as the Company directly or indirectly owns any portion of the most subordinate or “equity” tranche of a CLO or a warehouse entity or investment in a fund, the Company may be considered to bear the portion of such fees indirectly. The aggregate of such portions of such fees borne by the Company indirectly for periods in which any such manager was a related party were $53.7 million and $49.0 million for the years ended December 31, 2021 and 2020, respectively.
The Company received $23.4 million, $21.1 million and $20.4 million for the years ended December 31, 2021, 2020 and 2019, respectively, from related parties for distribution support fees based on asset values. These fees are included in other revenues in the consolidated statements of operations.
The Company paid fees of $188.6 million, $169.5 million and $147.4 million for the years ended December 31, 2021, 2020 and 2019, respectively, to SBBS for providing management and administrative services.
The Company paid fees of $22.1 million, $20.3 million and $17.7 million for the years ended December 31, 2021, 2020 and 2019, respectively, to SE2, LLC (a subsidiary of SBC), and various other related parties for providing management and administrative services. These fees are included in commissions and other operating expenses in the consolidated statements of operations.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

17. Related-Party Transactions (continued)

The Company paid interest of $0.0 million, $62.9 million and $40.0 million for the years ended December 31, 2021, 2020 and 2019, respectively, to related parties on VIE debt and other loans with related parties.
In December 2021, the Company completed a transaction involving related parties to dispose of investments in certain CFEs with a fair value of $324.5 million at the transaction date. As a result, the Company recognized realized gains of $150.4 million, as well as an increase in VIE Debt of $183.3 million. As part of this transaction, the Company issued collateral loan investments to Brookville Industries, LLC and Meadowlark Funding, LLC, both related parties.
In December 2019, the Company completed a transaction involving related parties to dispose of investments in CFEs with a fair value of $1,027.1 million at the transaction date, resulting in deconsolidation of the CFEs. As part of this transaction, the Company issued a collateral loan investment to a related party (PD Holdings, LLC) and received both related (American Media Productions, LLC) and unrelated party bonds.
As of December 31, 2018, the Company held a short-term promissory loan of $421.4 million at a rate of 7.90% with a related party (LAISAH, LLC). During 2019 the related party refinanced this debt into a long-term bond, which the Company now holds, in the amount of $458.9 million at a rate of 7.375%.
During the fourth quarter of 2019, the Company reacquired from Shamrock Valley LLC, one of the two commercial mortgage loans sold in the prior year, as well as an additional bond in an unrelated issuer. The total carrying value of these investments was $273.3 million as of the year ended December 31, 2019. In addition, the Company assumed a delayed draw real estate loan contingency as part of the transaction. The total contingency amount was $60.4 million as of the year ended December 31, 2019 and is reported in Note 15.
The Company received $200.0 million and $580.4 million in capital contributions from SBLH during 2021 and 2020, respectively. The Company paid $0.0 million and $63.3 million in dividends to SBLH during 2021 and 2020, respectively.

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department (the Department) and the Vermont Department of Financial Regulation, as applicable. Kansas and Vermont have adopted the National Association of Insurance Commissioners’ accounting practices and procedures manual of statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Kansas Commissioner and the Vermont Commissioner have the right to prescribe or permit other specific practices that may deviate from NAIC SAP. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.
Effective July 1, 2019, the State of Kansas adopted a statute for eligible derivative assets that differ from NAIC SAP which allows the Company, to the extent the hedging program is and continues to be economically effective, to report the eligible derivative assets at amortized cost. Eligible derivative assets consist of call and put options used to hedge the fixed index annuity index credits. In addition, under NAIC SAP, the corresponding reserve liabilities that are hedged by the call and put options are calculated under Actuarial Guideline (AG) 35, whereas the statute allows the reserves to assume the market value of the eligible derivative assets associated with the current interest crediting periods to be zero. At the conclusion of each interest crediting period, interest credited is reflected in reserves as realized.
Effective January 1, 2020, the Kansas Commissioner approved the Company changing its reserving valuation basis for fixed index annuities using AG43 to AG33 and permitted the Company to recognize the reserve impact over 2020 and 2021.
From 2011 through the first quarter of 2014, the Company had commission assignment arrangements in place with respect to certain of its FIAs (“Commission Assignment”). Under these arrangements, the Company assigned to third-parties, the obligation to pay commission on such policies, and paid such third-parties a level commission over time, but only if the policy was in force at the policy anniversary. The last of the Company’s Commission Assignment level payment obligations will end in early 2024. The Company had not recorded a liability for future amounts paid under its Commission Assignments as the “obligating events” (premium payments and policy persistency) had not yet occurred. Effective December 31, 2021, the NAIC revised its interpretation of SSAP No. 71 stating that when a commission is prepaid by another party, commission expenses must be recognized immediately for all future commission liabilities. The

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

implementation of this interpretation requires the recognition of any unpaid Commission Assignment liabilities, plus interest, with the corresponding adjustment being reflected in reduction to surplus as a change in accounting principle. The Company sought, and received, from the Kansas Insurance Department a permitted practice to permit it to delay recording an initial Commission Assignment liability from December 31, 2021 through September 30, 2022.
The consolidated impact of these practices on SBLIC statutory surplus, including the impact of income taxes, was to increase statutory surplus by $33.8 million and $132.0 million as of December 31, 2021 and 2020, respectively. The consolidated impact of these practices on statutory net income, including the impact of income taxes, was to increase statutory net income by $96.6 million and decrease statutory income by $44.6 million for the years ended December 31, 2021 and 2020, respectively.
Redundant statutory reserves relating to GLWB benefits on FIA contracts were ceded by SBLIC to SARC, an SBLIC subsidiary, in the amount of $521.4 million and $518.5 million as of December 31, 2021 and 2020, respectively. The assumed reserves on SARC were supported by an excess of loss receivable asset permitted by the Vermont Department of Financial Regulation.
SBLIC total adjusted capital, including surplus notes (see Note 16), was $5,557.7 million and $4,154.2 million at December 31, 2021 and 2020, respectively. Statutory net income of the insurance operations was $987.8 million, $426.3 million, and $216.5 million for the years ended December 31, 2021, 2020, and 2019, respectively.
Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by state law. The NAIC SAP has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.
The Company may not, without notice to the Kansas Commissioner and (A) the expiration of 30 days without disapproval by the Kansas Commissioner or (B) the Kansas Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding

Security Benefit Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements (continued)

18. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. Any dividends paid must be paid from unassigned surplus.
SD is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SD computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital (greater of $25,000 or 6 2/3% of aggregated indebtedness) and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to related parties, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.
At December 31, 2021, SD had net capital of $45.5 million, which was $41.7 million in excess of its required net capital of $3.8 million. SD claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SD’s ratio of aggregate indebtedness to net capital was 1.25 to 1 at December 31, 2021.
19. Subsequent Events
Subsequent events have been evaluated through April 26, 2022, which is the date the financial statements were issued.
In February 2022, the Company received a $200.0 million capital contribution from its parent, SBLH.

Exhibits and Financial Statement Schedules

Security Benefit Life Insurance Company and Subsidiaries

Exhibits and Financial Statement Schedules
Years Ended December 31, 2021, 2020 and 2019

Report of Independent Auditors

The Board of Directors
Security Benefit Life Insurance Company
We have audited the consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries (the Company) as of December 31, 2021 and 2020, for each of the three years in the period ended December 31, 2021, and have issued our report thereon dated April 26, 2022 (included elsewhere in this Registration Statement). Our audits of the consolidated financial statements included the financial statement schedules listed in Item 24(a)(2) of this Registration Statement. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules based on our audits.
In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the consolidated financial statements.

/s/ Ernst & Young LLP

Kansas City, Missouri
April 26, 2022

Security Benefit Life Insurance Company and Subsidiaries

Schedule I - Summary of Investments
Other Than Investments in Related Parties

As of December 31, 2021

	December 31, 2021
	Cost adjusted for related party	Value adjusted for related party	Amount at which shown in the balance sheet adjusted for related party
Securities available for sale:	(In Thousands)
Fixed maturity investments:
U.S. Treasury securities and other U.S.
government corporations and agencies	$56,742	$58,834	$58,834
Obligations of government-sponsored
enterprises	166,850	172,553	172,553
Corporate	4,190,461	4,332,065	4,332,065
Foreign governments	—	—	—
Municipal obligations	38,678	44,229	44,229
Commercial mortgage-backed	73,278	76,544	76,544
Residential mortgage-backed	8,342	8,454	8,454
Collateralized debt obligations	6,475	7,683	7,683
Collateralized loan obligations	6,747,329	6,750,666	6,750,666
Redeemable preferred stock	113,673	130,485	130,485
Other asset backed	1,852,977	1,851,262	1,851,262
Total fixed maturity investments	$13,254,805	$13,432,775	$13,432,775

Equity securities:
Consumer	$308,092	$347,685	$347,685
Mutual funds	5,225	4,610	4,610
Preferred stocks	39,094	40,839	40,839
Total equity securities	$352,411	$393,134	$393,134

Securities Fair Value Option:
Fixed maturities	$53,403	$58,442	$58,442

Mortgage loans	540,096	567,919	538,237
Cash and cash equivalents	789,317	789,317	789,317
Short-term investments	257,841	257,886	257,886
Call options	820,333	820,333	820,333
Other invested assets	280,956	280,956	280,956
	$16,349,162	$16,600,762	$16,571,080

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule III - Supplementary Insurance Information

As of December 31, 2021 and 2020

	Deferred policy acquisition cost	Future policy benefits, losses, claims and loss expenses	Unearned premiums	Other policy claims and benefits payable
	(In Thousands)
As of December 31, 2021:
Life insurance	$779,546	$34,308,258	$—	$2,936,672
As of December 31, 2020:
Life insurance	836,477	31,453,322	—	2,452,288

	Premium revenue	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses
	(In Thousands)
As of December 31, 2021:
Life insurance	$235,928	$1,943,765	$1,195,704	$192,826	$405,445
As of December 31, 2020:
Life insurance	223,572	1,753,167	1,046,899	161,856	373,631

See accompanying Report of Independent Auditors

Security Benefit Life Insurance Company and Subsidiaries

Schedule IV - Reinsurance
Years Ended December 31, 2021, 2020 and 2019

	December 31, 2021
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$1,903,739	$1,897,225	$84,672	$91,186	93%
Premiums:
Life insurance	18,763	18,763	2,772	2,772	100
Annuity	4,368,317	147,680	10,616	4,231,253	0
Accident and Health Insurance	—	—	2	2	—
Total premiums	$4,387,080	$166,443	$13,390	$4,234,027	0%

	December 31, 2020
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$1,989,403	$1,983,608	$80,412	$86,207	93%
Premiums:
Life insurance	19,797	19,797	3,049	3,049	100
Annuity	4,481,273	19,588	9,914	4,471,599	0
Total premiums	$4,501,070	$39,385	$12,963	$4,474,648	0%

	December 31, 2019
	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percent of amount assumed to net
	(Dollars In Thousands)

Life insurance in force	$2,088,844	$2,083,502	$74,096	$79,438	93%
Premiums:
Life insurance	20,973	20,973	3,387	3,387	100
Annuity	2,795,596	23,842	8,220	2,779,974	—
Accident and Health Insurance	—	—	1	1	100
Total premiums	$2,816,569	$44,815	$11,608	$2,783,362	—%

FINANCIAL STATEMENTS

Variable Annuity Account XI

Year Ended December 31, 2021

With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XI

Financial Statements

Year Ended December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and Contract Owners of Variable Annuity Account XI

Opinion on the Financial Statements

We have audited the accompanying statement of net assets of each of the subaccounts listed in the Appendix that comprise Variable Annuity Account XI (the Separate Account), as of December 31, 2021 and the related statements of operations and changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2021, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Kansas City, Missouri

April 26, 2022

1

Appendix

Subaccounts comprising Variable Annuity Account XI

Subaccounts	Statements of operations and changes in net assets
Goldman Sachs VIT Small Cap Equity Insights	For each of the two years in the period ended December 31, 2021
Goldman Sachs VIT Strategic Growth	For each of the two years in the period ended December 31, 2021
Guggenheim VIF All Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF Large Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF SMid Cap Value	For each of the two years in the period ended December 31, 2021
Guggenheim VIF World Equity Income	For each of the two years in the period ended December 31, 2021
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2021
Invesco V.I. International Growth	For each of the two years in the period ended December 31, 2021
Janus Henderson VIT Research	For each of the two years in the period ended December 31, 2021
Mid-Cap Growth	For each of the two years in the period ended December 31, 2021
Neuberger Berman AMT Sustainable Equity	For each of the two years in the period ended December 31, 2021
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2021
PIMCO VIT Total Return	For each of the two years in the period ended December 31, 2021
Rydex VIF Energy Services	For each of the two years in the period ended December 31, 2021

2

Variable Annuity Account XI

Statements of Net Assets

December 31, 2021

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Unit Values
Goldman Sachs VIT Small Cap Equity Insights	35,395	$451,582	$462,961	$462,961	10,627	$43.56
Goldman Sachs VIT Strategic Growth	152,880	2,162,863	2,542,396	2,542,396	46,625	54.54
Guggenheim VIF All Cap Value	30,495	811,832	1,174,987	1,174,987	15,920	73.83
Guggenheim VIF Large Cap Value	18,655	689,287	873,056	873,056	21,863	39.93
Guggenheim VIF SMid Cap Value	6,822	463,521	566,948	566,948	12,552	45.26
Guggenheim VIF World Equity Income	33,662	403,065	597,157	597,157	18,316	32.62
Invesco V.I. Global Real Estate	11,269	179,138	202,738	202,738	7,340	27.62
Invesco V.I. International Growth	7,636	289,274	316,211	316,211	10,922	28.95
Janus Henderson VIT Research	7,225	262,085	392,587	392,587	6,339	61.93
Mid-Cap Growth	129,260	3,654,329	4,455,587	4,455,587	34,320	129.78
Neuberger Berman AMT Sustainable Equity	9,353	208,967	347,172	347,172	6,835	50.78
PIMCO VIT Real Return	15,579	208,915	217,948	217,948	13,268	16.42
PIMCO VIT Total Return	64,231	717,771	691,120	691,120	44,199	15.64
Rydex VIF Energy Services	247	51,553	54,648	54,648	15,680	3.48

The accompanying notes are an integral part of these financial statements.
4

Variable Annuity Account XI

Statements of Operations and Change in Net Assets

Years Ended December 31, 2021 and 2020, Except as Noted

	Goldman Sachs VIT Small Cap Equity Insights	Goldman Sachs VIT Strategic Growth	Guggenheim VIF All Cap Value
Net assets as of December 31, 2019	$383,351	$1,384,554	$1,124,498

Investment income (loss):
Dividend distributions	749	1,527	17,158
Investment Expenses:
Mortality and expense risk and administrative charges	(4,563)	(21,173)	(9,510)

Net investment income (loss)	(3,814)	(19,646)	7,648

Increase (decrease) in net assets from operations:
Capital gain distributions	4,660	149,659	50,925
Realized capital gain (loss) on investments	(3,119)	15,289	11,484
Change in unrealized appreciation (depreciation)	28,898	399,544	(65,632)

Net gain (loss) on investments	30,439	564,492	(3,223)

Net increase (decrease) in net assets from operations	26,625	544,846	4,425

Contract owner transactions:
Variable annuity deposits	5,814	193,514	20,018
Terminations, withdrawals and annuity payments	(19,551)	(132,074)	(57,604)
Transfers between subaccounts, net	(3,082)	9,076	(46,267)

Increase (decrease) in net assets from contract transactions	(16,819)	70,516	(83,853)

Total increase (decrease) in net assets	9,806	615,362	(79,428)

Net assets as of December 31, 2020	$393,157	$1,999,916	$1,045,070

Investment income (loss):
Dividend distributions	2,102	—	21,718
Investment Expenses:
Mortality and expense risk and administrative charges	(6,154)	(30,980)	(12,166)

Net investment income (loss)	(4,052)	(30,980)	9,552

Increase (decrease) in net assets from operations:
Capital gain distributions	99,143	299,544	6,290
Realized capital gain (loss) on investments	6,917	56,735	57,404
Change in unrealized appreciation (depreciation)	(15,967)	85,236	192,035

Net gain (loss) on investments	90,093	441,515	255,729

Net increase (decrease) in net assets from operations	86,041	410,535	265,281

Contract owner transactions:
Variable annuity deposits	11,493	219,375	11,824
Terminations, withdrawals and annuity payments	(12,293)	(199,917)	(183,129)
Transfers between subaccounts, net	(15,437)	112,487	35,941

Increase (decrease) in net assets from contract transactions	(16,237)	131,945	(135,364)

Total increase (decrease) in net assets	69,804	542,480	129,917

Net assets as of December 31, 2021	$462,961	$2,542,396	$1,174,987

The accompanying notes are an integral part of these financial statements.
5

Variable Annuity Account XI

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Guggenheim VIF Large Cap Value	Guggenheim VIF SMid Cap Value	Guggenheim VIF World Equity Income
Net assets as of December 31, 2019	$500,598	$401,835	$594,150

Investment income (loss):
Dividend distributions	9,175	4,630	16,214
Investment Expenses:
Mortality and expense risk and administrative charges	(4,721)	(3,654)	(5,501)

Net investment income (loss)	4,454	976	10,713

Increase (decrease) in net assets from operations:
Capital gain distributions	31,221	14,671	5,664
Realized capital gain (loss) on investments	(11,850)	(15,523)	5,589
Change in unrealized appreciation (depreciation)	493	15,514	9,962

Net gain (loss) on investments	19,864	14,662	21,215

Net increase (decrease) in net assets from operations	24,318	15,638	31,928

Contract owner transactions:
Variable annuity deposits	165,523	17,563	21,824
Terminations, withdrawals and annuity payments	(73,860)	(9,908)	(32,217)
Transfers between subaccounts, net	11,592	11,420	(6,235)

Increase (decrease) in net assets from contract transactions	103,255	19,075	(16,628)

Total increase (decrease) in net assets	127,573	34,713	15,300

Net assets as of December 31, 2020	$628,171	$436,548	$609,450

Investment income (loss):
Dividend distributions	16,596	9,054	8,758
Investment Expenses:
Mortality and expense risk and administrative charges	(8,228)	(5,511)	(6,152)

Net investment income (loss)	8,368	3,543	2,606

Increase (decrease) in net assets from operations:
Capital gain distributions	45	—	—
Realized capital gain (loss) on investments	8,738	5,468	44,776
Change in unrealized appreciation (depreciation)	162,446	95,357	67,205

Net gain (loss) on investments	171,229	100,825	111,981

Net increase (decrease) in net assets from operations	179,597	104,368	114,587

Contract owner transactions:
Variable annuity deposits	9,025	11,814	22,308
Terminations, withdrawals and annuity payments	(37,728)	(22,031)	(74,561)
Transfers between subaccounts, net	93,991	36,249	(74,627)

Increase (decrease) in net assets from contract transactions	65,288	26,032	(126,880)

Total increase (decrease) in net assets	244,885	130,400	(12,293)

Net assets as of December 31, 2021	$873,056	$566,948	$597,157

The accompanying notes are an integral part of these financial statements.
6

Variable Annuity Account XI

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. International Growth	Janus Henderson VIT Research
Net assets as of December 31, 2019	$161,008	$223,825	$235,359

Investment income (loss):
Dividend distributions	8,555	6,649	532
Investment Expenses:
Mortality and expense risk and administrative charges	(1,827)	(3,252)	(3,290)

Net investment income (loss)	6,728	3,397	(2,758)

Increase (decrease) in net assets from operations:
Capital gain distributions	4,778	6,406	19,469
Realized capital gain (loss) on investments	(4,381)	4,780	5,568
Change in unrealized appreciation (depreciation)	(26,886)	24,788	43,945

Net gain (loss) on investments	(26,489)	35,974	68,982

Net increase (decrease) in net assets from operations	(19,761)	39,371	66,224

Contract owner transactions:
Variable annuity deposits	40,196	83,088	1,575
Terminations, withdrawals and annuity payments	(5,588)	(23,441)	(15,678)
Transfers between subaccounts, net	(796)	(213)	24,005

Increase (decrease) in net assets from contract transactions	33,812	59,434	9,902

Total increase (decrease) in net assets	14,051	98,805	76,126

Net assets as of December 31, 2020	$175,059	$322,630	$311,485

Investment income (loss):
Dividend distributions	5,123	4,026	59
Investment Expenses:
Mortality and expense risk and administrative charges	(2,575)	(4,361)	(4,882)

Net investment income (loss)	2,548	(335)	(4,823)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	21,261	18,698
Realized capital gain (loss) on investments	1,402	10,116	2,670
Change in unrealized appreciation (depreciation)	36,941	(16,415)	44,710

Net gain (loss) on investments	38,343	14,962	66,078

Net increase (decrease) in net assets from operations	40,891	14,627	61,255

Contract owner transactions:
Variable annuity deposits	7,869	20,107	18,723
Terminations, withdrawals and annuity payments	(23,682)	(35,155)	(3,785)
Transfers between subaccounts, net	2,601	(5,998)	4,909

Increase (decrease) in net assets from contract transactions	(13,212)	(21,046)	19,847

Total increase (decrease) in net assets	27,679	(6,419)	81,102

Net assets as of December 31, 2021	$202,738	$316,211	$392,587

The accompanying notes are an integral part of these financial statements.
7

Variable Annuity Account XI

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	Mid-Cap Growth	Neuberger Berman AMT Sustainable Equity	PIMCO VIT Real Return
Net assets as of December 31, 2019	$3,831,385	$256,859	$99,879

Investment income (loss):
Dividend distributions	—	932	1,621
Investment Expenses:
Mortality and expense risk and administrative charges	(49,553)	(3,383)	(1,633)

Net investment income (loss)	(49,553)	(2,451)	(12)

Increase (decrease) in net assets from operations:
Capital gain distributions	269,193	10,249	—
Realized capital gain (loss) on investments	57,837	6,238	1,286
Change in unrealized appreciation (depreciation)	493,216	30,626	11,368

Net gain (loss) on investments	820,246	47,113	12,654

Net increase (decrease) in net assets from operations	770,693	44,662	12,642

Contract owner transactions:
Variable annuity deposits	72,390	1,050	169,342
Terminations, withdrawals and annuity payments	(214,966)	(12,667)	(34,920)
Transfers between subaccounts, net	(242,881)	(6,278)	(4,718)

Increase (decrease) in net assets from contract transactions	(385,457)	(17,895)	129,704

Total increase (decrease) in net assets	385,236	26,767	142,346

Net assets as of December 31, 2020	$4,216,621	$283,626	$242,225

Investment income (loss):
Dividend distributions	—	577	10,930
Investment Expenses:
Mortality and expense risk and administrative charges	(60,093)	(4,362)	(3,070)

Net investment income (loss)	(60,093)	(3,785)	7,860

Increase (decrease) in net assets from operations:
Capital gain distributions	445,330	6,342	—
Realized capital gain (loss) on investments	294,666	4,004	1,446
Change in unrealized appreciation (depreciation)	(114,431)	54,661	(422)

Net gain (loss) on investments	625,565	65,007	1,024

Net increase (decrease) in net assets from operations	565,472	61,222	8,884

Contract owner transactions:
Variable annuity deposits	54,577	6,487	112
Terminations, withdrawals and annuity payments	(435,269)	(7,376)	(36,487)
Transfers between subaccounts, net	54,186	3,213	3,214

Increase (decrease) in net assets from contract transactions	(326,506)	2,324	(33,161)

Total increase (decrease) in net assets	238,966	63,546	(24,277)

Net assets as of December 31, 2021	$4,455,587	$347,172	$217,948

The accompanying notes are an integral part of these financial statements.
8

Variable Annuity Account XI

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2021 and 2020, Except as Noted

	PIMCO VIT Total Return	Rydex VIF Energy Services
Net assets as of December 31, 2019	$631,130	$14,533

Investment income (loss):
Dividend distributions	11,315	310
Investment Expenses:
Mortality and expense risk and administrative charges	(7,207)	(372)

Net investment income (loss)	4,108	(62)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,039	—
Realized capital gain (loss) on investments	9,530	(238)
Change in unrealized appreciation (depreciation)	17,682	5,242

Net gain (loss) on investments	32,251	5,004

Net increase (decrease) in net assets from operations	36,359	4,942

Contract owner transactions:
Variable annuity deposits	8,651	7,265
Terminations, withdrawals and annuity payments	(85,837)	(80)
Transfers between subaccounts, net	(74,308)	20,927

Increase (decrease) in net assets from contract transactions	(151,494)	28,112

Total increase (decrease) in net assets	(115,135)	33,054

Net assets as of December 31, 2020	$515,995	$47,587

Investment income (loss):
Dividend distributions	12,237	66
Investment Expenses:
Mortality and expense risk and administrative charges	(9,142)	(764)

Net investment income (loss)	3,095	(698)

Increase (decrease) in net assets from operations:
Capital gain distributions	28,609	—
Realized capital gain (loss) on investments	(129)	3,198
Change in unrealized appreciation (depreciation)	(49,303)	6,750

Net gain (loss) on investments	(20,823)	9,948

Net increase (decrease) in net assets from operations	(17,728)	9,250

Contract owner transactions:
Variable annuity deposits	8,534	12,027
Terminations, withdrawals and annuity payments	(30,237)	(17,432)
Transfers between subaccounts, net	214,556	3,216

Increase (decrease) in net assets from contract transactions	192,853	(2,189)

Total increase (decrease) in net assets	175,125	7,061

Net assets as of December 31, 2021	$691,120	$54,648

The accompanying notes are an integral part of these financial statements.
9

Variable Annuity Account XI

Notes to Financial Statements

December 31, 2021

1. Organization and Significant Accounting Policies

Variable Annuity Account XI (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standard Board (FASB) Accounting Standard Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
Goldman Sachs VIT Small Cap Equity Insights	Institutional	Goldman Sachs Asset Management, LP	—
Goldman Sachs VIT Strategic Growth	Institutional	Goldman Sachs Asset Management, LP	—
Guggenheim VIF All Cap Value	—	Security Investors, LLC	—
Guggenheim VIF Large Cap Value	—	Security Investors, LLC	—
Guggenheim VIF SMid Cap Value	—	Security Investors, LLC	—
Guggenheim VIF World Equity Income	—	Security Investors, LLC	—
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. International Growth	Series I	Invesco Advisers, Inc	—
Janus Henderson VIT Research	Service	Janus Capital Management LLC	—
Mid-Cap Growth	—	T. Rowe Price Associates, Inc	—
Neuberger Berman AMT Sustainable Equity	S	Neuberger Berman Investment Advisers LLC	—
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	—
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company, LLC	—
Rydex VIF Energy Services	—	Security Investors, LLC	—

Fourteen subaccounts are currently offered by the Account, all of which had activity.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

10

Variable Annuity Account XI

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2021, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Goldman Sachs VIT Small Cap Equity Insights	$115,564	$36,710
Goldman Sachs VIT Strategic Growth	694,342	293,833
Guggenheim VIF All Cap Value	74,660	194,182
Guggenheim VIF Large Cap Value	123,035	49,334
Guggenheim VIF SMid Cap Value	62,198	32,623
Guggenheim VIF World Equity Income	31,824	156,098
Invesco V.I. Global Real Estate	16,488	27,152
Invesco V.I. International Growth	65,594	65,714
Janus Henderson VIT Research	42,451	8,729
Mid-Cap Growth	1,246,820	1,188,089
Neuberger Berman AMT Sustainable Equity	16,417	11,536
PIMCO VIT Real Return	14,242	39,543
PIMCO VIT Total Return	279,736	55,179
Rydex VIF Energy Services	15,201	18,088

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the statements of net assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

As of December 31, 2021, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

11

Variable Annuity Account XI

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

The COVID-19 pandemic has caused significant social and economic problems worldwide. Those problems include constraints on the operations of businesses (including supply chain interruptions), decreases in consumer mobility and activity, increases in unemployment rates and downturns in many equity and fixed-income markets. The constraints have been caused or exacerbated by governmental responses, including lockdowns, and private-sector responses, including reductions of economic activities. SBL’s business has been affected in various ways, including the operations. SBL cannot predict the length and severity of the COVID-19 pandemic or its effects on SBL.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2021.

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.45% of the average daily net assets of each subaccount.

Administration and Distribution Charge: SBL is currently charging an annual rate of 0.91% of each subaccount’s average daily net assets, except the Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value and Guggenheim VIF World Equity Income subaccounts, which are being charged an annual rate of 0.56%. SBL may deduct a maximum daily administration and distribution charge equal to an annual rate of 0.94% of each subaccount’s average daily net assets, except the Guggenheim VIF All Cap Value, Guggenheim VIF Large Cap Value, Guggenheim VIF Mid Cap Value and Guggenheim VIF World Equity Income subaccounts, for which the maximum annual rate is 0.59%.

These charges are presented as expenses on the statements of changes in net assets under Mortality and expense risk and administrative charges line item.

12

Variable Annuity Account XI

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to affect an annuity at the time annuity payments commence.

13

Variable Annuity Account XI

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2021 and 2020, were as follows:

	2021			2020
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Goldman Sachs VIT Small Cap Equity Insights	368	(761)	(393)	448	(938)	(490)
Goldman Sachs VIT Strategic Growth	8,180	(5,668)	2,512	5,918	(4,133)	1,785
Guggenheim VIF All Cap Value	697	(2,571)	(1,874)	888	(2,402)	(1,514)
Guggenheim VIF Large Cap Value	3,266	(1,185)	2,081	7,593	(3,762)	3,831
Guggenheim VIF SMid Cap Value	1,388	(678)	710	2,074	(1,488)	586
Guggenheim VIF World Equity Income	821	(5,031)	(4,210)	873	(1,532)	(659)
Invesco V.I. Global Real Estate	486	(1,005)	(519)	3,508	(1,901)	1,607
Invesco V.I. International Growth	1,497	(2,215)	(718)	5,059	(2,500)	2,559
Janus Henderson VIT Research	454	(71)	383	1,003	(932)	71
Mid-Cap Growth	6,813	(9,290)	(2,477)	1,228	(5,266)	(4,038)
Neuberger Berman AMT Sustainable Equity	215	(164)	51	192	(637)	(445)
PIMCO VIT Real Return	206	(2,297)	(2,091)	10,920	(2,542)	8,378
PIMCO VIT Total Return	15,108	(3,051)	12,057	8,809	(18,799)	(9,990)
Rydex VIF Energy Services	4,277	(4,425)	(148)	12,860	(22)	12,838

14

Variable Annuity Account XI

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2021, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Goldman Sachs VIT Small Cap Equity Insights
2021	10,627	43.56	462,961	0.00	1.36	22.12
2020	11,020	35.67	393,157	0.00	1.36	7.12
2019	11,510	33.30	383,351	0.49	1.36	23.15
2018	12,735	27.04	344,423	0.52	1.36	(9.90)
2017	13,178	30.01	395,420	0.56	1.36	10.09
Goldman Sachs VIT Strategic Growth
2021	46,625	54.54	2,542,396	—	1.36	20.26
2020	44,113	45.35	1,999,916	0.00	1.36	38.60
2019	42,328	32.72	1,384,554	0.30	1.36	33.71
2018	45,660	24.47	1,117,202	0.51	1.36	(2.39)
2017	41,893	25.07	1,050,096	0.55	1.36	28.89
Guggenheim VIF All Cap Value
2021	15,920	73.83	1,174,987	0.02	1.01	25.67
2020	17,794	58.75	1,045,070	0.02	1.01	0.84
2019	19,308	58.26	1,124,498	1.51	1.01	22.50
2018	19,832	47.56	942,903	1.16	1.01	(11.53)
2017	22,253	53.76	1,195,960	1.06	1.01	13.63
Guggenheim VIF Large Cap Value
2021	21,863	39.93	873,056	0.02	1.01	25.76
2020	19,782	31.75	628,171	0.02	1.01	1.18
2019	15,951	31.38	500,598	1.58	1.01	20.55
2018	19,997	26.03	520,431	1.61	1.01	(10.43)
2017	15,070	29.06	437,937	1.28	1.01	14.64

15

Variable Annuity Account XI

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Guggenheim VIF SMid Cap Value
2021	12,552	45.26	566,948	0.02	1.01	22.49
2020	11,842	36.95	436,548	0.01	1.01	3.24
2019	11,256	35.79	401,835	0.80	1.01	25.45
2018	14,259	28.53	406,082	0.67	1.01	(13.86)
2017	13,620	33.12	450,245	0.68	1.01	12.54
Guggenheim VIF World Equity Income
2021	18,316	32.62	597,157	0.01	1.01	20.50
2020	22,526	27.07	609,450	0.03	1.01	5.58
2019	23,185	25.64	594,150	2.80	1.01	20.21
2018	23,797	21.33	507,452	3.01	1.01	(9.12)
2017	25,135	23.47	589,651	2.92	1.01	13.93
Invesco V.I. Global Real Estate
2021	7,340	27.62	202,738	0.03	1.36	24.02
2020	7,859	22.27	175,059	0.05	1.36	(13.51)
2019	6,252	25.75	161,008	4.29	1.36	21.35
2018	7,508	21.22	159,338	4.25	1.36	(7.46)
2017	6,588	22.93	151,041	3.18	1.36	11.53
Invesco V.I. International Growth
2021	10,922	28.95	316,211	0.01	1.36	4.47
2020	11,640	27.71	322,630	0.02	1.36	12.41
2019	9,081	24.65	223,825	1.48	1.36	26.87
2018	10,443	19.43	202,948	2.26	1.36	(16.14)
2017	9,109	23.17	211,082	1.45	1.36	21.31
Janus Henderson VIT Research
2021	6,339	61.93	392,587	0.00	1.36	18.41
2020	5,956	52.30	311,485	0.00	1.36	30.78
2019	5,885	39.99	235,359	0.32	1.36	33.39
2018	5,795	29.98	173,730	0.39	1.36	(4.16)
2017	6,200	31.28	193,951	0.23	1.36	25.82

16

Variable Annuity Account XI

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)
Mid-Cap Growth
2021	34,320	129.78	4,455,587	—	1.36	13.30
2020	36,797	114.55	4,216,621	—	1.36	22.12
2019	40,835	93.80	3,831,385	0.14	1.36	29.50
2018	45,258	72.43	3,278,753	—	1.36	(3.36)
2017	47,485	74.95	3,559,904	—	1.36	23.07
Neuberger Berman AMT Sustainable Equity
2021	6,835	50.78	347,172	0.00	1.36	21.48
2020	6,784	41.80	283,626	0.00	1.36	17.65
2019	7,229	35.53	256,859	0.29	1.36	23.88
2018	8,001	28.68	229,486	0.21	1.36	(7.21)
2017	9,028	30.91	279,102	0.36	1.36	16.51
PIMCO VIT Real Return
2021	13,268	16.42	217,948	0.05	1.36	4.12
2020	15,359	15.77	242,225	0.01	1.36	10.20
2019	6,981	14.31	99,879	1.49	1.36	6.95
2018	7,682	13.38	102,756	2.53	1.36	(3.53)
2017	8,385	13.87	116,279	2.46	1.36	2.29
PIMCO VIT Total Return
2021	44,199	15.64	691,120	0.02	1.36	(2.62)
2020	32,142	16.06	515,995	0.02	1.36	7.21
2019	42,132	14.98	631,130	2.75	1.36	6.85
2018	37,513	14.02	525,791	2.85	1.36	(1.89)
2017	27,022	14.29	386,026	1.86	1.36	3.48
Rydex VIF Energy Services
2021	15,680	3.48	54,648	0.00	1.36	16.00
2020	15,828	3.00	47,587	0.01	1.36	(38.27)
2019	2,990	4.86	14,533	—	1.36	(1.42)
2018	1,537	4.93	7,583	5.15	1.36	(46.35)
2017	2,192	9.19	20,167	—	1.36	(19.74)

17

Variable Annuity Account XI

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative, distribution, and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

18

PART C
OTHER INFORMATION
Item 27. Exhibits
Exhibit Number	Description	Location
(a)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed July 30, 1999)
(b)	Form of Custody Agreements	Not Applicable
(c)(1)	Facilities Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2019)
(c)(2)	Form of Master Agreement	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2000)
(c)(3)	Distribution Agreement – Scarborough	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed October 26, 1999)
(c)(4)	Distribution Agreement – SDL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
(d)(1)	Group Unallocated Policy Form (GV6059 199)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed July 30, 1999)
(e)(1)	Application (GV7624 699)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2000)
f(1)	Composite of Articles of Incorporation of SBL	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed February 23, 2005)
f(2)	Application (GV7624 699)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed May 1, 2000)
(g)	Reinsurance Contracts	Not Applicable
(h)(1)	Participation Agreement – AIM	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed February 21, 2013)
(h)(2)	Participation Agreement – Goldman Sachs	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012)
(h)(3)	Participation Agreement – Janus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2022)
(h)(4)	Participation Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2022)
(h)(5)	Participation Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2020)
(h)(6)	Participation Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006)
(h)(6)(i)	Participation Agreement – Rydex - Amendment No. 6	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007)
(h)(7)	Participation Agreement – SBL Fund (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2014)
(h)(8)	Participation Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 30, 2022)
(h)(9)	Information Sharing Agreement – AIM	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(10)	Information Sharing Agreement – Goldman Sachs	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(11)	Information Sharing Agreement – Janus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(12)	Information Sharing Agreement – Neuberger Berman	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(13)	Information Sharing Agreement – PIMCO	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
1

Exhibit Number	Description	Location
(h)(14)	Information Sharing Agreement – Rydex	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007)
(h)(15)	Information Sharing Agreement – Security Funds (Guggenheim)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(h)(16)	Information Sharing Agreement – T. Rowe Price	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007)
(i)	Administrative Contracts	Not applicable
(j)	Other Material Contracts	Not applicable
(k)	Opinion of Counsel	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 30, 2015)
(l)(1)	Consent of Independent Registered Public Accounting Firm	Filed herewith
(l)(2)	Consent of Counsel	Filed herewith
(m)	Omitted Financial Statements	Not Applicable
(n)	Initial Capital Agreements	Not Applicable
(o)	Form of Initial Summary Prospectus	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 29, 2021)
(p)(1)	Powers of Attorney of John F. Guyot, Michael P. Kiley, Roger S. Offermann, Barry G. Ward, Joseph Wittrock and Douglas G. Wolff	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 29, 2016)
(p)(2)	Power of Attorney of John P. Wohletz	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-138540 (filed April 28, 2017)
Item 28.
Directors and Officers of the Depositor
The directors and principal officers of Security Benefit Life Insurance Company are set forth below.
Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Director
Douglas G. Wolff	President and Director
Jeffrey M. Forlizzi	Senior Vice President, Investments
John F. Guyot	Senior Vice President, General Counsel, Secretary, and Director
Roger S. Offermann	Senior Vice President, Chief Actuary, and Director
Jenifer C. Purvis	Senior Vice President, Head of Human Capital
Barry G. Ward	Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Joseph W. Wittrock	Senior Vice President, Chief Investment Officer, and Director
David G. Byrnes	Vice President
Robert M. Cicchi	Vice President and Chief Underwriter
Amy L. Comer	Vice President and Assistant General Counsel
Albert J. Dal Porto	Vice President, Product Development and Market Research
Jessica L. Daniels	Vice President, Administration and Employee Relations
Joseph J. Elmy	Vice President, Tax Director
Jackie R. Fox	Vice President, Client Service
Jennifer L. Fulks	Vice President, Head of HR Operations
Rui Guo	Vice President and Product Actuary
Carmen R. Hill	Vice President, Chief Compliance Officer, and Chief Privacy Officer
Blaine Hirsch	Vice President, Investment Strategy
Cherie L. Huffman	Vice President, Investments
Paul J. Knoblauch	Vice President, Investment Accounting
Greg D. Kratz	Vice President
Susan J Lacey	Vice President and Controller
William J. McDonough	Vice President, Investments
Christopher C. Ogburn	Vice President, Life Insurance
2

Name and Principal Business Address*	Positions and Offices with Depositor
Jeanne R. Slusher	Vice President and Director of Audit
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Kevin M. Watt	Vice President
Craig P. Weishaar	Vice President, Direct Relationships
Richard J. Wells	Vice President, Operations
John P. Wohletz	Vice President, GAAP Financial Reporting and Chief Accounting Officer
Jean Younger	Vice President, Chief Digital Officer, and Six Sigma Leader
*Located at One Security Benefit Place, Topeka, KS 66636-0001
Item 29.
Persons Controlled by or Under Common Control with the Depositor or Registrant
The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is a wholly-owned subsidiary of SBL Holdings, LLC. The Registrant is a segregated asset account of SBL. The list of companies controlled by or under common control with SBL Holdings, LLC is set forth below.
Name	Jurisdiction	Percent of Voting Securities Owned
Todd L. Boehly, Individual
100 N. Crescent Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
100 N. Crescent LLC	DE	100%	by 100 N. Cresent Holdings LLC
123 West 57th Street Holdings LLC	DE	90.0%	by CI W57th Street Holdings LLC
123 West 57th Street Property Owner LLC	DE	100%	by 123 West 57th Street Holdings LLC
125 West 57th Street Holdings LLC	DE	85.0%	by CI W57th Street Holdings LLC
125 West 57th Street Mezz, LLC	DE	100%	by 125 West 57th Street Holdings LLC
125 West 57th Street Property Owner LLC	DE	100%	by 125 West 57th Street Holdings LLC
13 FEG Asset Production, LLC	DE	100%	by 13 FEG Ops, LLC
13 FEG Ops, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13 FEG Touring Events, LLC	DE	100%	by 13 FEG Ops, LLC
13FEG Alamo Production, LLC	DE	100%	by 13 FEG Asset Production, LLC
13FEG Columbus Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG Haunted Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
13FEG Haunted Prison, LLC	IL	100%	by 13FEG Haunted Holdings, LLC
13FEG Houston Holdings, LLC	TN	100%	by 13FEG Haunted Holdings, LLC
13FEG Immersive Theater, LLC	CA	100%	by 13FEG Haunted Holdings, LLC
13FEG IP, LLC	DE	100%	by Thirteenth Floor Entertainment Group, LLC
13FEG Jacksonville Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG LA Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13FEG New Orleans, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
13th Floor Denver Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
1861 Capital, LLC	KS	100%	by Security Benefit Corporation
234 Productions, LLC	DE	100%	by Fulwell 73 Productions US, Inc.
2525 Atlantic LLC	DE	100%	by Eldridge Charlston LLC
3030 Chain Bridge Road, LLC	DE	90.0%	by SBT Investors, LLC
333 Fish Tacos NY 1, LLC	NY	100%	by Fish Tacos NY 1, LLC
37-41 Mortimer GP LTD	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer LP	GBR	100%	by 37-41 Mortimer Unit Trust
37-41 Mortimer Nominee 1 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Nominee 2 Ltd	GBR	100%	by 37-41 Mortimer GP LTD
37-41 Mortimer Opco Ltc	GBR	100%	by 37-41 Mortimer Street LLP
37-41 Mortimer Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLc
37-41 Mortimer Unit Trust	JEY	100%	by 37-41 Mortimer Street LLP
688 Bronx Commissary, LLC	NY	100%	by MPQ 688 Bronx HoldCo, LLC
700 Edgewater Development Mezz, LLC	DE	100%	by CHE Edgewater LLC
700 Edgewater Development Parent, LLC	DE	45.0%	by CHE Edgewater LLC
3

Name	Jurisdiction	Percent of Voting Securities Owned
700 Edgewater Development, LLC	DE	100%	by CHE Edgewater LLC
720 NE Street Holdco LLC	DE	100%	by CHE NE Street LLC
720 NE Street LLC	DE	50.0%	by CHE NE Street LLC
720 NE Street PropCo LLC	DE	100%	by CHE NE Street LLC
9350 Civic Center Drive, LLC	DE	100%	by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50.0%	by SBC Civic Center LLC
A Bus Could Run Limited	GBR	100%	by Fulwell 73 Limited
A24 Analytics LLC	DE	100%	by A24 Films LLC
A24 Distribution, LLC	DE	100%	by A24 Films LLC
A24 Films, LLC	DE	35.0%	by Valence A24, LLC
A24 International LLC	DE	100%	by A24 Films LLC
A24 Investments LLC	DE	100%	by A24 Films LLC
A24 Merch LLC	DE	100%	by A24 Films LLC
A24 Music LLC	DE	100%	by A24 Films LLC
A24 Productions 1 LLC	DE	100%	by A24 Films LLC
A24 Productions 2 LLC	DE	100%	by A24 Films LLC
A24 Publishing LLC	DE	100%	by A24 Films LLC
A24 Services, LLC	DE	100%	by A24 Films LLC
A24 Studios LLC	DE	100%	by A24 Films LLC
A24 Sunset LLC	DE	100%	by A24 Films LLC
A24 TV Inc.	DE	100%	by After The Fact LLC
A24 TV LLC	DE	100%	by A24 Films LLC
A24 Ventures LLC	DE	100%	by A24 Films LLC
AB 148 Madison, LLC	NY	100%	by Aurify Brands, LLC
AB Wellco, LLC	DE	100%	by Aurify Brands, LLC
ABM JG Greenwich, LLC	DE	100%	by Aurify Brands Management, LLC
Adaptive Management, Inc.	DE	100%	by Knoema Corporation
Aequitas Estates (Poyle) Ltd	GBR	100%	by GDL (Aylesbury) Ltd
Aero Solutions Srl	Italy	100%	by Sirio S.p.A.
After The Fact LLC	DE	100%	by A24 Films LLC
AIC The Film Limited	GBR	100%	by Fulwell 73 Limited
Air Eldridge LLC	DE	100%	by Eldridge Corporate Services, LLC
Aircraft Hangar Services LLC	DE	100%	by Air Eldridge LLC
Alpha Data, LLC	DE	100%	by P-MRC Data, LLC
An Inconvenient Tooth LLC	DE	100%	by A24 Films LLC
Apocalypse Events LLC	CO	100%	by 13 FEG Touring Events, LLC
APQ 10 Fifth Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1131 Madison Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1399 Madison NY, LLC	DE	100%	by LPQ USA, LLC
APQ 1592 First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 17th Street DC, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Bakery Annex NY, LLC	DE	100%	by LPQ USA, LLC
APQ 33 Street Bakery NY, LLC	DE	100%	by LPQ USA, LLC
APQ 708 Third Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ 85 Broad NY, LLC	DE	100%	by LPQ USA, LLC
APQ 8th and Walnut PA, LLC	DE	100%	by LPQ USA, LLC
APQ Americana CA, LLC	DE	100%	by LPQ USA, LLC
APQ Bethesda MD, LLC	DE	100%	by LPQ USA, LLC
APQ Beverly Hills CA, LLC	DE	100%	by LPQ USA, LLC
APQ Blaine Mansion DC, LLC	DE	100%	by LPQ USA, LLC
APQ Bleecker NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park Kiosk NY, LLC	DE	100%	by LPQ USA, LLC
APQ Bryant Park NY, LLC	DE	100%	by LPQ USA, LLC
4

Name	Jurisdiction	Percent of Voting Securities Owned
APQ Calabasas CA, LLC	DE	100%	by LPQ USA, LLC
APQ Capitol Hill DC, LLC	DE	100%	by LPQ USA, LLC
APQ Carnegie Hill NY, LLC	DE	100%	by LPQ USA, LLC
APQ Carroll Square DC, LLC	DE	100%	by LPQ USA, LLC
APQ Chevy Chase MD, LLC	DE	100%	by LPQ USA, LLC
APQ Claremont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Clarendon VA, LLC	DE	100%	by LPQ USA, LLC
APQ Coconut Grove FL, LLC	DE	100%	by LPQ USA, LLC
APQ E53 NY, LLC	DE	100%	by LPQ USA, LLC
APQ E65 NY, LLC	DE	100%	by LPQ USA, LLC
APQ Encino Bakery CA, LLC	DE	100%	by LPQ USA, LLC
APQ Fashion Island CA, LLC	DE	100%	by LPQ USA, LLC
APQ First Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ Florence Bakery Annex CA, LLC	DE	100%	by LPQ USA, LLC
APQ Garden City NY, LLC	DE	100%	by LPQ USA, LLC
APQ Grand Central West NY, LLC	DE	100%	by LPQ USA, LLC
APQ Greenwich CT, LLC	DE	100%	by LPQ USA, LLC
APQ Larchmont CA, LLC	DE	100%	by LPQ USA, LLC
APQ Lincoln Square NY, LLC	DE	100%	by LPQ USA, LLC
APQ Manhattan Beach CA, LLC	DE	100%	by LPQ USA, LLC
APQ Merrifield VA, LLC	DE	100%	by LPQ USA, LLC
APQ Mineral Springs NY, LLC	DE	100%	by LPQ USA, LLC
APQ New Canaan CT, LLC	DE	100%	by LPQ USA, LLC
APQ Rye NY, LLC	DE	100%	by LPQ USA, LLC
APQ Sailboat Pond NY, LLC	DE	100%	by LPQ USA, LLC
APQ South End Avenue NY, LLC	DE	100%	by LPQ USA, LLC
APQ South Gayley CA, LLC	DE	100%	by LPQ USA, LLC
APQ Spring Valley DC, LLC	DE	100%	by LPQ USA, LLC
APQ Studio City CA, LLC	DE	100%	by LPQ USA, LLC
APQ Tribeca NY, LLC	DE	100%	by LPQ USA, LLC
APQ Tuxedo Bakery MD, LLC	DE	100%	by LPQ USA, LLC
APQ Verdi Park NY, LLC	DE	100%	by LPQ USA, LLC
APQ Villa Marina CA, LLC	DE	100%	by LPQ USA, LLC
APQ Westlake CA, LLC	DE	100%	by LPQ USA, LLC
APQ Wildwood MD, LLC	DE	100%	by LPQ USA, LLC
Arch Portfolio Trust, LLC	DE	100%	by EPH, LLC
ARK PIPE Fund I, LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Armstrong Portfolio Trust, LLC	DE	100%	by EPH, LLC
Arotr LLC	DE	49.0%	by StarVista Live LLC
Arstar Productions, LLC	CA	100%	by Keshet/dcp LLC
Asbury Boss, LLC	DE	100%	by Eldridge IP Holdings LLC
Asian Perspective Media, LLC	DE	100%	by Valence APM, LLC
Associated Aircraft Group, LLC	DE	100%	by Fractional Sales, LLC
Asylum Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
Auburndale, LLC	KS	100%	by Security Benefit Corporation
Aurify Brands Holdings, LLC	NY	100%	by Aurify Brands, LLC
Aurify Brands Management, LLC	DE	100%	by Aurify Brands, LLC
Aurify Brands, LLC	NY	30.1%	by Palmer Portfolio Trust, LLC
Aurify Brands, LLC	NY	29.7%	by Putnam Asset Holdings, LLC
Aurify Brands, LLC	NY	23.2%	by Arch Portfolio Trust, LLC
Aurify Fish Tacos Holdings LLC	NY	100%	by Aurify Brands Holdings, LLC
Baia Waterviews LLC	DE	100%	by CHE Edgewater LLC
Baleta sp.zo.o	Poland	100%	by PZO JV B.V.
5

Name	Jurisdiction	Percent of Voting Securities Owned
Ballinshire Asset Holdings, LLC	DE	100%	by Ballinshire Capital Funding Trust
Ballinshire Asset Holdings, LLC	DE	100%	by EPH Holdings, LLC
Ballinshire Capital Funding Trust	DE	100%	by EPH Holdings, LLC
Ballinshire FA Holdings, LLC	NJ	100%	by Ballinshire Capital Funding Trust
Bambino Films LLC	DE	100%	by MRC II Holdings, LP
Bambino Films UK Limited	GBR	100%	by MRC II Holdings, LP
Banner Creek Bridge, LLC	KS	100%	by Security Benefit Corporation
Bath Road Properties Ltd.	GBR	75.0%	by Galliard Holdings Ltd
BBMA Holdings I, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
BBMA Holdings, LLC	DE	100%	by DCP Rights, LLC
BBMA Parent, LLC	DE	100%	by CP Investment Holdings, LLC
BCM 625 Broadway Holdco LLC	DE	93.0%	by CI San Diego Holdings LLC
BCM 625 Broadway LLC	DE	100%	by BCM 625 Broadway Holdco LLC
Be Funny When You Can LLC	LA	100%	by A24 Films LLC
Beach Hotel Associates LLC	DE	100%	by EC 17th Street MezzCo LLC
Beaumont Hills LLC	DE	100%	by Cain Hoy UK Holdings Limited
Bedford Portfolio Trust, LLC	DE	100%	by EPH, LLC
Beef LLC	DE	100%	by A24 Films LLC
BEEU The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Benedict White, LLC	CA	100%	by MRC II Holdings, LP
Bentley Park, LLC	DE	100%	by Security Benefit Life Insurance Company
BFT Entertainment Inc	DE	100%	by Fulwell 73 Productions US, Inc.
BFT Entertainment LLC	CA	100%	by Fulwell 73 Productions US, Inc.
BH Luxury Residences, LLC	DE	100%	by BHLR Investco, LLC
BHDM LendCo, LLC	DE	100%	by Cain International LP
BHLR Intermediate Co, LLC	DE	100%	by BHLR Investco, LLC
BHLR Investco, LLC	DE	65.0%	by CI BH Holdings LLC
Big Springs, LLC	KS	100%	by Security Benefit Corporation
Bilbao Asset Holdings, LLC	DE	100%	by Bilbao Capital, LLC
Bilbao Capital, LLC	DE	100%	by SBT Investors, LLC
Bilbao-KCI, LLC	DE	90.0%	by Bilbao Capital, LLC
Billboard IP Holdings LLC	DE	50.0%	by Billboard Media, LLC
Billboard IP Holdings, LLC	DE	50.0%	by BBMA Holdings, LLC
Billboard Media, LLC	DE	100%	by P-MRC Music, LLC
Birdie 3 Limited	GBR	100%	by Eagle 2 Limited
Blackbrook Capital (Europe) Carry LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) GP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Blackbrook Capital (Europe) Limited	GBR	100%	by Blackbrook Capital (Europe) LP
Blackbrook Capital (Europe) LP	GBR	0%	Mgmt. by Blackbrook Capital (Europe) GP, LLC
Blackbrook Capital (Europe) SARL	LUX	100%	by Blackbrook Capital (Europe) LP
Blackbrook Property Holdings SARL	LUX	100%	by Blackbrook Capital (Europe) SARL
Blue Cat Productions, LLC	DE	100%	by MRC II Holdings, LP
Bombshow Productions, LLC	CA	100%	by Keshet/dcp LLC
Boundless The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Brewskee Limited	GBR	100%	by Competitive Socialising Limited
Bridge Road Southall 2 Ltd	GBR	100%	by Bridge Road Southall Ltd
Bridge Road Southall Ltd	GBR	64.3%	by Galliard Developments Ltd
Bridge Road Southall Newco Limited	GBR	61.9%	by Galliard Developments Ltd
Brightside Productions LLC	CA	100%	by MRC II Holdings, LP
Brightside Productions LLC	NJ	100%	by MRC II Holdings, LP
Brookville Industries, LLC	KS	100%	by Sherwood Park, Inc.
Bros The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Bruce Park Portfolio Trust, LLC	DE	100%	by EPH, LLC
6

Name	Jurisdiction	Percent of Voting Securities Owned
Buda Hills JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
C092 The Film Limited	GBR	50.0%	by Fulwell 73 Limited
C4G Holdings, LLC	DE	100%	by Lifestyle Products Group LLC
CAC CIP GP LLC	DE	100%	by Cain International II LP
CAC CIP LP	DE	0%	Mgmt. by CAC CIP GP LLC
Cain Acquisition Corporation	CYM	80.8%	by CI Sponsor LLC
Cain Acquisition Corporation	CYM	17.53%	by CAC CIP LP
Cain Hoy Enterprises (U.K.) Limited	GBR	100%	by Cain Hoy UK Holdings Limited
Cain Hoy Finance Limited	GBR	100%	by CH Capital A Holdings LLC
Cain Hoy UK Holdings Limited	MLT	100%	by CHE UK Holdings LP
Cain Hoy US LLC	DE	100%	by Cain International LP
Cain International Advisers Ltd	GBR	100%	by Cain International AM LP
Cain International Agent Ltd	GBR	100%	by Cain International AM LP
Cain International AM LP	GBR	0%	Mgmt. by CI AM GP Ltd
Cain International Equity Fund 2 GP LLC	DE	100%	by Cain International AM LP
Cain International Equity Fund 2 LP	DE	80.0%	by Cain International Equity Fund 2 GP LLC
Cain International Equity Fund 2 LP	DE	20.0%	by CI Founder Partner LP
Cain International European Real Estate Opportunity Fund I GP Limited	GBR	100%	by Cain International AM LP
Cain International European Real Estate Opportunity Fund I GP Limited	JEY	100%	by Cain International AM LP
Cain International European Real Estate Opportunity Fund I LP	GBR	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International European Real Estate Opportunity Fund I LP	JEY	0%	Mgmt. by Cain International European Real Estate Opportunity Fund I GP Limited
Cain International II LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International LP	DE	0%	Mgmt. by Eldridge CH GP LLC
Cain International Management Ltd	GBR	100%	by Cain International AM LP
Cain International UK Services Ltd	GBR	100%	by Cain International AM LP
Cain International US Services LP	DE	0%	Mgmt. by CI US Services GP LLC
CAIS Access Fund - Asia Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - Asia Fund IV LP	DE	0%	Mgmt. by CAIS Access Fund - Asia Fund IV GP LLC
CAIS Access Fund - BCRE I GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE I LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE I GP LLC
CAIS Access Fund - BCRE II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - BCRE II LP	DE	0%	Mgmt. by CAIS Access Fund - BCRE II GP LLC
CAIS Access Fund - MMC 2018 (Offshore) LP	CYM	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Access Fund - MMC 2018 GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Access Fund - MMC 2018 LP	DE	0%	Mgmt. by CAIS Access Fund - MMC 2018 GP LLC
CAIS Adams Street Private Income Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Alkeon Innovation Private Series II LP	DE	0%	Mgmt. by CAIS Alkeon Innovation Private Series II GP LLC
CAIS Apollo HV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Hybrid Value Access Fund LP	DE	0%	Mgmt. by CAIS Apollo HV Access Fund GP LLC
CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Apollo Infrastructure Opportunities II Access Fund LP	DE	0%	Mgmt. by CAIS Apollo Infrastructure Opportunities II Access Fund GP LLC
CAIS Ares Senior Direct Lending II (TE) GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Ares Senior Direct Lending II (TE) LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II (TE) GP LLC
CAIS Ares Senior Direct Lending II GP LLC	DE	100%	by Capital Integration Systems LLC
7

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Ares Senior Direct Lending II LP	DE	0%	Mgmt. by CAIS Ares Senior Direct Lending II GP LLC
CAIS BC Fund XIII, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BC Fund XIII, LP	DE	0%	Mgmt. by CAIS BC Fund XIII, GP LLC
CAIS Blackstone Growth GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Growth LP	DE	0%	Mgmt. by CAIS Blackstone Growth GP LLC
CAIS Blackstone Tactical Opportunities Fund IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone Tactical Opportunities Fund IV LP	DE	0%	Mgmt. by CAIS Blackstone Tactical Opportunities Fund IV GP LLC
CAIS Blackstone TAS V GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS V LP	DE	0%	Mgmt. by CAIS Blackstone TAS V GP LLC
CAIS Blackstone TAS VI GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Blackstone TAS VI LP	DE	0%	Mgmt. by CAIS Blackstone TAS VI GP LLC
CAIS BTAS VIII Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS BTAS VIII Access Fund, LP	DE	0%	Mgmt. by CAIS BTAS VIII Access Fund GP LLC
CAIS Capital LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Direct Access II LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access II GP LLC
CAIS Carlyle Direct Access LP	DE	0%	Mgmt. by CAIS Carlyle Direct Access GP LLC
CAIS Carlyle Realty Partners IX Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Realty Partners IX Access Fund LP	DE	0%	Mgmt. by CAIS Carlyle Realty Partners IX Access Fund GP LLC
CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Carlyle Renewable and Sustainable Energy Fund LP	DE	0%	Mgmt. by CAIS Carlyle Renewable and Sustainable Energy Fund GP LLC
CAIS Crawford Lake Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS DES Composite Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus LLC	DE	100%	by Capital Integration Systems LLC
CAIS DES Oculus Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS Financial Credit Investment IV Access Fund LP	DE	0%	Mgmt. by CAIS Financial Credit Investment IV Access Fund GP LLC
CAIS ICG Strategic Equity III GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity III LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity III GP LLC
CAIS ICG Strategic Equity IV GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS ICG Strategic Equity IV LP	DE	0%	Mgmt. by CAIS ICG Strategic Equity IV GP LLC
CAIS Insurance Solutions LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS KKR Asset Based Finance Partners Access Fund, LP	DE	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS KKR Asset Based Finance Partners Offshore Access Fund, LP	CYM	0%	Mgmt. by CAIS KKR Asset Based Finance Partners Access Fund GP LLC
CAIS Mercer Private Equity Vintage Fund (TE) I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund I LP	DE	0%	Mgmt. by CM PEVF I GP LLC
CAIS Mercer Private Equity Vintage Fund II LP	DE	0%	Mgmt. by CM PEVF II GP LLC
CAIS Millennium Intl. Commitment Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Millennium Intl. Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
8

Name	Jurisdiction	Percent of Voting Securities Owned
CAIS Millennium USA Commitment Fund LLC	DE	100%	by Capital Integration Systems LLC
CAIS Millennium USA LLC	DE	100%	by Capital Integration Systems LLC
CAIS OZMF LLC	DE	100%	by Capital Integration Systems LLC
CAIS OZMF Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma International Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Paloma Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, GP LLC	DE	100%	by Capital Integration Systems LLC
CAIS SL Alpine II, LP	DE	0%	Mgmt. by CAIS SL Alpine II, GP LLC
CAIS Third Point Offshore Fund Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
CAIS Third Point Partners LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium WMQS GEAE LLC	DE	100%	by Capital Integration Systems LLC
CAIS WorldQuant Millennium WMQS GEAE Ltd.	CYM	0%	Mgmt. by Capital Integration Systems LLC
Canon Portfolio Trust, LLC	KS	100%	by EPH, LLC
Capital Integration Systems LLC	DE	36.17%	by Eldridge CG Holdings LLC
CardCash Holdings, LLC	DE	86.0%	by Wanamaker Portfolio Trust, LLC
Cardinal River LLC	DE	100%	by A24 Films LLC
Carlostron, LLC	DE	100%	by Media Capital Holdings, LLC
Cary Street Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Cavalcade Productions, LLC	DE	100%	by MRC II Holdings, LP
CBAM Agency Services, LLC	DE	100%	by CBAM Partners, LLC
CBAM Charleston, LLC	DE	100%	by CBAM Holdings, LLC
CBAM CLO Management Europe, LLC	DE	100%	by CBAM Partners, LLC
CBAM CLO Management LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Master Fund, LP	CYM	100%	by CBAM Partners, LLC
CBAM Credit Opportunities Offshore Fund, LP	CYM	100%	by CBAM Partners, LLC
CBAM Equity Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM Equity Fund, LP	DE	100%	by CBAM Equity Fund GP, LLC
CBAM Feeco, LLC	DE	100%	by CBAM Partners, LLC
CBAM Holdings, LLC	DE	56.5%	by Eldridge AM Holdings, LLC
CBAM MAG Finance, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CBAM Partners, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund GP, LLC	DE	100%	by CBAM Holdings, LLC
CBAM Secured Loan Fund, LP	DE	100%	by CBAM Secured Loan Fund GP, LLC
CBAM SPAC Fund GP, LLC	DE	100%	by CBAM Partners, LLC
CBAM SPAC Fund, LP	DE	100%	by CBAM Partners, LLC
CBAM SSVP, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Celiana sp. zo. O	Poland	100%	by PZO JV B.V.
CF-G Funding II, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
CH Capital A Holdings LLC	DE	100%	by Cain Hoy UK Holdings Limited
CH Capital B Holdings, LLC	DE	100%	by CH Capital A Holdings LLC
CH Kansas, LLC	KS	100%	by Security Benefit Corporation
CH McCourt (The Stage) LLC	DE	0%	Board rights held by CH Capital A Holdings LLc
Chain Bridge Opportunistic Funding Holdings, LLC	KS	100%	by Security Benefit Corporation
9

Name	Jurisdiction	Percent of Voting Securities Owned
Chain Bridge Opportunistic Funding, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
CHE 830 Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE Edgewater LLC	DE	100%	by CHE Miami Holdings LLC
CHE Miami Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE NE Street LLC	DE	100%	by CHE Miami Holdings LLC
CHE SBE Holdings, LLC	DE	100%	by CHE US Holdings LLC
CHE SJG Holdings LLC	DE	100%	by CHE US Holdings LLC
CHE SJG LLC	DE	100%	by CHE SJG Holdings LLC
CHE South Brickell LLC	DE	100%	by CHE Miami Holdings LLC
CHE UK GP Limited	JEY	100%	by Cain International LP
CHE UK Holdings LP	JEY	0%	Mgmt. by CHE UK GP Limited
CHE US Holdings LLC	DE	100%	by Cain International LP
Chemex I Corp.	OK	100%	by El Dorado Chemical Company
Cherokee Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Chisholm Trail, LLC	KS	100%	by Security Benefit Life Insurance Company
Chubby Panda LLC	DE	100%	by A24 Films LLC
CI AM GP Ltd	GBR	100%	by Cain International II LP
CI AM UK Holdings Limited	GBR	100%	by Cain International AM LP
CI BH Holdings II LLC	DE	71.49%	by Cain International LP
CI BH Holdings II LLC	DE	28.51%	by Mason Portfolio Trust, LLC
CI BH Holdings LLC	DE	71.5%	by Cain International LP
CI BH Holdings LLC	DE	28.50%	by Wanamaker Portfolio Trust, LLC
CI Boston Holdings LLC	DE	49.00%	by Cain International LP
CI Boston Holdings LLC	DE	51.0%	by Cain International Equity Fund 2 LP
CI CB3 Subfund	Ireland	100%	by Cain International European Real Estate Opportunity Fund I LP
CI Co-Invest I LLP	GBR	25.0%	by Cain International Management Ltd
CI Courchevel LLP	GBR	0%	Board rights held by CH Capital B Holdings, LLC
CI Courchevel LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
CI Diplomat Holdings LLC	DE	1.0%	by Cain International LP
CI DMO Holding 2 LLC	DE	100%	by BCM 625 Broadway Holdco LLC
CI DMO Holdings LLC	DE	100%	by Cain International LP
CI EREO I CIP GP Limited	GBR	100%	by Cain International AM LP
CI EREO I CIP GP Limited	JEY	100%	by Cain International AM LP
CI EREO I CIP LP	GBR	0%	Mgmt. by CI EREO I CIP GP Limited
CI EREO I CIP LP	JEY	0%	Mgmt. by CI EREO I CIP GP Limited
CI ExchangeCo Limited	GBR	99.0%	by Cain Hoy UK Holdings Limited
CI ExchangeCo Limited	GBR	1.0%	by Cain Hoy Enterprises (U.K.) Limited
CI FCL Funding 1 Limited	GBR	100%	by CI FCL Investor LP
CI FCL Investor GP Limited	GBR	100%	by Cain International LP
CI FCL Investor LP	GBR	100%	by CI FCL Investor GP Limited
CI FLL Holdings, LLC	DE	100%	by Cain International LP
CI Founder Partner GP LLC	DE	100%	by Cain International LP
CI Founder Partner LP	DE	0%	Mgmt. by CI Founder Partner GP LLC
CI GGL Limited	GBR	100%	by CH Capital A Holdings LLC
CI Koryfeum Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI Milan Limited	GBR	95.00%	by Jampurchaseco Limited
CI Roman Holdings Sarl	LUX	100%	by CIEF1 UK Holdings Limited
CI San Diego Holdings LLC	DE	14.0%	by Cain International LP
CI Sponsor LLC	DE	100%	by Cain International LP
CI Student Strat 1 CIP GP Limited	JEY	100%	by Cain International AM LP
CI Student Strat 1 CIP SLP	JEY	100%	by Cain International Management Ltd
10

Name	Jurisdiction	Percent of Voting Securities Owned
CI Student Strat 1 GP Limited	JEY	100%	by Cain International AM LP
CI Student Strat 1 LP	JEY	100%	by CI Student Strat 1 CIP SLP
CI US Services GP LLC	DE	100%	by Cain International AM LP
CI W57th Street Holdings LLC	DE	49.0%	by Cain International LP
CI W57th Street Holdings LLC	DE	51.0%	by Cain International Equity Fund 2 LP
CIEF1 UK Holdings Limited	GBR	100%	by Cain International European Real Estate Opportunity Fund I LP
CI-F Zenith GP Limited	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith LP	JEY	100%	by CI Student Strat 1 LP
CI-F Zenith UK Holdings Limited	GBR	100%	by CI-F Zenith LP
CL The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Click Records, Inc.	DE	100%	by dcp Holdco I, LLC
CM PEVF I GP LLC	DE	100%	by Capital Integration Systems LLC
CM PEVF II GP LLC	DE	100%	by Capital Integration Systems LLC
Collins Park, LLC	KS	100%	by Dayton Funding II, LLC
Competitive Socialising Group Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socialising Limited	GBR	68.81%	by Jampurchaseco Limited
Competitive Socializing US LLC	DE	100%	by Competitive Socialising Limited
Convergent Financial Technologies LLC	DE	100%	by SE2 Technologies LLC
Coronado Heights, LLC	KS	100%	by Security Benefit Life Insurance Company
Corporate Funding VIII, LLC	DE	100%	by EPH Holdings, LLC
Country Music Cruise 18 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 19 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 20 LLC	DE	100%	by StarVista Live LLC
Country Music Cruise 21 LLC	DE	100%	by StarVista Live LLC
CP Investment Holdings, LLC	DE	100%	by dcp Holdco II, LLC
CPI Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Craneshaw House Limited	GBR	66.0%	by Galliard Holdings Ltd
Crazed Glaze LLC	DE	100%	by A24 Films LLC
Creativity Media Ltd	GBR	100%	by Fulwell 73 Limited
Crestview Park, LLC	KS	100%	by Security Benefit Corporation
Croatan Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
CSL (Jam) Limited	GBR	100%	by Competitive Socialising Limited
Dancing Pictures Limited	New Zealand	100%	by Origin Picture Show LLC
Davisville Holdings S.a r.l	LUX	90.0%	by CIEF1 UK Holdings Limited
Dawn Acres III, LLC	DE	100%	by Security Benefit Corporation
Dawn Acres IV, LLC	DE	100%	by Security Benefit Corporation
Dawn Acres V, LLC	DE	100%	by Security Benefit Corporation
Dawson 1967, LLC	KS	100%	by Security Benefit Corporation
Dayton Funding II, LLC	DE	100%	by Sherwood Park, Inc.
Dayton Funding, LLC	DE	100%	by Security Benefit Corporation
DC Company Music, LLC	CA	100%	by MRC Live & Alternative, LLC
dcp Corp.	DE	100%	by dcp Holdco I, LLC
dcp Disc Inc.	DE	100%	by dcp Holdco I, LLC
DCP Funding LLC	DE	81.5%	by Valence Media Partners, LLC
DCP Guaranty Services, LLC	DE	100%	by MRC Live & Alternative, LLC
dcp Holdco I, LLC	DE	100%	by DCP Funding LLC
dcp Holdco II, LLC	DE	100%	by Mirror Media IP Holdings, LLC
DCP Rights, LLC	DE	100%	by DCP Guaranty Services, LLC
dcp TL Funding LLC	DE	50.0%	by CP Investment Holdings, LLC
Dcpg investco, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Dcpl investco, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
11

Name	Jurisdiction	Percent of Voting Securities Owned
Death On A Tuesday LLC	DE	100%	by A24 Films LLC
Denver Zombie Crawl, LLC	CO	100%	by 13 FEG Touring Events, LLC
Desert Screams LLC	AZ	100%	by 13FEG Haunted Holdings, LLC
DHAI Video LLC	DE	100%	by Direct Holdings Global LLC
Dick Clark Communications, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Features, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Film Group, Inc.	CA	100%	by dcp Holdco I, LLC
Dick Clark Kids, Inc.	DE	100%	by dcp Holdco I, LLC
Dick Clark Media Archives, LLC	CA	100%	by MRC Live & Alternative, LLC
Dick Clark Restaurants, Inc.	DE	100%	by dcp Holdco I, LLC
Digital Media Asset Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Direct Holdings Americas LLC	DE	100%	by Direct Holdings U.S. LLC
Direct Holdings Customer Service Inc.	DE	100%	by Direct Holdings Americas LLC
Direct Holdings Global LLC	DE	100%	by Mosaic Media Investment Partners, LLC
Direct Holdings IP LLC	DE	100%	by Direct Holdings U.S. LLC
Direct Holdings Libraries Inc.	DE	100%	by dcp Holdco I, LLC
Direct Holdings U.S. LLC	DE	100%	by Direct Holdings Global LLC
DLICT, LLC	DE	75.0%	by Eldridge Industries, LLC
DNBR Funding II, LLC	DE	100%	by Dunbarre Insurance Agency, LLC
DNBR Funding, LLC	KS	100%	by Dunbarre Insurance Agency, LLC
Do It Live LLC	DE	100%	by A24 Films LLC
Donkey Elephant Productions, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Dornwood Park,LLC	KS	100%	by Security Benefit Corporation
Double Yew LLC	DE	100%	by A24 Films LLC
DS Malecon Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DS MB Holdings LLC	DE	100%	by Steamboat Portfolio Trust, LLC
DTC The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Dunbarre Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
Dynamo 1C S.a.r.l.	DE	100%	by Dynamo Holdings SCSP
Dynamo GP S.a.r.l.	LUX	100%	by CI Courchevel LLP
Dynamo Holdings SCSP	LUX	0%	Mgmt. by Dynamo GP S.a.r.l.
Dynamo PW S.a.r.l.	LUX	100%	by Dynamo Holdings SCSP
E&D PH RE Holdings LLC	DE	100%	by E&D RE Holdings LLC
E&D RE Holdings LLC	DE	49.99%	by Eldridge E&D RE Holdings LLC
E&D W RE 1546 NC HWY 56 LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 1808 MIAMI BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2214 ERIC LANE LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 226 GRAHAM-HOPDALE RD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 2423 S CHURCH ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 375 S CHURTON ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 735 MADISON BLVD LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE 808 E ATLANTIC ST LLC	DE	100%	by E&D W RE Holdings LLC
E&D W RE Holdings LLC	DE	100%	by E&D RE Holdings LLC
E&D W RE 1301 MEBANE OAKS RD LLC	DE	100%	by E&D W RE Holdings LLC
E10 Holdings Kft	Hungary	100%	by Buda Hills JV B.V.
E10 Project Kft	Hungary	100%	by E10 Holdings Kft
EACS II, LLC	DE	100%	by Eldridge Industries, LLC
EACS LLC	DE	100%	by Eldridge Industries, LLC
Eagle 2 Limited	GBR	100%	by Competitive Socialising Group Limited
Earhart Capital, LLC	KS	100%	by Triple8, LLC
Easy Mark CDN Productions Inc	CAN	100%	by MRC II Holdings, LP
Easy Mark, LLC	CA	100%	by MRC II Holdings, LP
EBBH, LLC	DE	100%	by Eldridge Industries, LLC
12

Name	Jurisdiction	Percent of Voting Securities Owned
EC 17th Street Holdings LLC	DE	100%	by Eldridge 17th Street Holdings LLC
EC 17th Street MezzCo LLC	DE	100%	by EC 17th Street Holdings LLC
EC 58th Street Holdings II LLC	DE	100%	by EC 58th Street Holdings LLC
EC 58th Street Holdings LLC	DE	100%	by Eldridge 58th Street Holdings LLC
EC 58th Street LLC	DE	100%	by EC 58th Street MezzCo LLC
EC 58th Street MezzCo LLC	DE	100%	by EC 58th Street Holdings II LLC
EC Zenith Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Echidna Capital LLC	DE	70.0%	by Anthony D. Minella, Individual
EDC Ag Products Company L.L.C.	OK	100%	by El Dorado Chemical Company
Eden T Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eden T Productions LLC	CA	100%	by Eden T Entertainment Inc.
Edgewood Portfolio Trust, LLC	DE	100%	by EPH, LLC
EEH 2017 Preferred Member, LLC	DE	100%	by SBT Investors, LLC
EEH 2017, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-AHC, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
EEH 2017-EC, LLC	DE	100%	by EEH 2017 Prefered Member, LLC
EH2021, LLC	DE	100%	by SE2 Holdings, LLC
E-HS Investor II, LLC	DE	100%	by EHSI Holdings II, LLC
E-HS Investor, LLC	DE	100%	by EHSI Holdings, LLC
EHSI Holdings II, LLC	DE	100%	by Security Benefit Corporation
EHSI Holdings, LLC	DE	100%	by Security Benefit Corporation
EISCP Co-Invest Holdings, LLC	DE	100%	by Bedford Portfolio Trust, LLC
EKW Holdings II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings III LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings IV LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
EKW Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
EKW Holdings V LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
El Dorado Ammonia L.L.C.	OK	100%	by El Dorado Chemical Company
El Dorado Chemical Company	OK	100%	by LSB Chemical L.L.C.
El Dorado Nitrogen L.L.C.	OK	100%	by LSB Chemical L.L.C.
Eldridge 17th Street Holdings LLC	DE	100%	by Arch Portfolio Trust, LLC
Eldridge 58th Street Holdings LLC	DE	100%	by Arch Portfolio Trust, LLC
Eldridge 625 Broadway, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Accelerant Funding, LLC	DE	100%	by Grove Lane Portfolio Trust, LLC
Eldridge Aircraft Services LLC	DE	100%	by EPH II, LLC
Eldridge Alpaca Funding, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge AM Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge ARK Crypto US Fund Holdings LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge BB Holdings, LLC	DE	100%	by EBBH, LLC
Eldridge BBLP, LLC	DE	100%	by Eldridge BB Holdings, LLC
Eldridge Bitkraft Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Blockchain.com Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Buckle Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Business Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge CEC Funding, LLC	DE	100%	by Collins Park, LLC
Eldridge CG Holdings LLC	DE	0%	Mgmt. by Eldridge FS Holdings, LLC
Eldridge CGCI, LLC	DE	100%	by Eldridge FS Holdings, LLC
Eldridge CH GP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge CH Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CH LP LLC	DE	100%	by Eldridge CH Holdings, LLC
Eldridge Charlston LLC	DE	100%	by Eldridge CHG Holdings LLC
Eldridge CHG Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge CI GP LLC	DE	100%	by Eldridge CI Holdings II LLC
13

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge CI Holdings II LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge CI LP LLC	DE	100%	by Eldridge CI Holdings II LLC
Eldridge Clearcover Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge Cloudframe Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Corporate Funding LLC	DE	100%	by EPH II, LLC
Eldridge Corporate Services, LLC	DE	100%%	by Eldridge Industries, LLC
Eldridge Cutover Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge CVPF II Holdings, LLC	DE	100%	by Pinecrest Portfolio Trust, LLC
Eldridge Dataminr Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge DBDK Funding, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge Diplomat Holdings, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DK Holdings LLC	DE	20.00%	by Bruce Park Portfolio Trust, LLC
Eldridge DK Holdings LLC	DE	40.0%	by Steamboat Portfolio Trust, LLC
Eldridge DK Holdings, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge DK Holdings, LLC	DE	20.00%	by Vista Portfolio Trust, LLC
Eldridge DK II, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge DK, LLC	DE	100%	by Eldridge DK Holdings, LLC
Eldridge DMO, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge DTS Funding, LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge E&D RE Holdings LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge ELO Funding LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge Epic Holdings II, LLC	DE	99.0%	by SBC LAD Holdings, LLC
Eldridge Epic Holdings II, LLC	DE	1.0%	by Eldridge Industries, LLC
Eldridge Epic Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Equipment Finance LLC	DE	100%	by EPH, LLC
Eldridge Esports Funding II LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Esports One Funding LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Executive Services LLC	DE	99.0%	by Eldridge Corporate Services, LLC
Eldridge Expensify Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge FEG Holdings	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge Fevo Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge FGNY Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge FS Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Gaming 247 Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge G-Form Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Gizer Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	11.43%	by Bruce Park Portfolio Trust, LLC
Eldridge goPuff Holdings LLC	DE	88.57%	by Palmer Portfolio Trust, LLC
Eldridge Happy Money Funding LLC	DE	100%	by Canon Portfolio Trust, LLC
Eldridge HIFI Funding, LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge HIP Ventures, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Homodeus Funding LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge HZACS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZNAS, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZNCS, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge HZONS LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge IE Funding LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Industries, LLC	DE	0%	by Echidna Capital LLC
Eldridge Industries, LLC	DE	87.5%	by SBT Investors, LLC
Eldridge Industries, LLC	DE	2.1%	by Bilbao-KCI, LLC
Eldridge Industries, LLC	DE	5.6%	by EEH 2017-EC, LLC
Eldridge IP Holdings LLC	DE	100%	by Eldridge Industries, LLC
14

Name	Jurisdiction	Percent of Voting Securities Owned
Eldridge Kamerra Funding, LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge KRNL Funding LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge Laylo Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge LPC Funding, LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Maranon Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Eldridge MasterClass Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge Netomi Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge NPC Holdings LLC	DE	0%	Mgmt. by Eldridge Industries, LLC
Eldridge PayActiv Holdings LLC	DE	100%	by Mason Portfolio Trust, LLC
Eldridge PCH Holdings, LLC	DE	100%	by Vista Portfolio Trust, LLC
Eldridge PIPE Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge PIPE Holdings, LLC	DE	100%	by Palmer Portfolio Trust, LLC
Eldridge Pixion Funding LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
Eldridge Powerboard Holdings LLC	DE	100%	by Madison Portfolio Trust, LLC
Eldridge PPRO Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Qloo Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge QuantaDT Holdings LLC	DE	100%	by Putnam Asset Holdings, LLC
Eldridge RDCP II Holdings, LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Resilience Holdings LLC	DE	100%	by Bruce Park Portfolio Trust, LLC
Eldridge ROS Holdings LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge RV Funding LLC	DE	30.0%	by Canon Portfolio Trust, LLC
Eldridge SamCart Funding, LLC	DE	100%	by Pinecrest Portfolio Trust, LLC
Eldridge SBC Holdings LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Scopely Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge SEAT Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Eldridge Services Incorporated	DE	100%	by Eldridge Corporate Services, LLC
Eldridge SFLY Funding, LLC	DE	100%	by Potwin Place, LLC
Eldridge SkyHive Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge SLG Holdings, LLC	DE	100%	by Steamboat Portfolio Trust, LLC
Eldridge SMH Co-Invest Holdings LLC	DE	100%	by Ruby Portfolio Trust, LLC
Eldridge Snap! Holdings LLC	DE	100%	by Primrose Portfolio Trust, LLC
Eldridge Stash Funding LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Tax Services Inc.	DE	100%	by Eldridge Business Services LLC
Eldridge Tripledot Holdings LLC	DE	100%	by Maple Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	20.0%	by Armstrong Portfolio Trust, LLC
Eldridge Truebill Funding, LLC	DE	80.0%	by Mason Portfolio Trust, LLC
Eldridge Unqork Holdings LLC	DE	70.0%	by Maple Portfolio Trust, LLC
Eldridge Util Holdings, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Viral Nation Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge VM Holdings LLC	DE	100%	by Bedford Portfolio Trust, LLC
Eldridge VS, LLC	DE	100%	by Mayfair Portfolio Trust, LLC
Eldridge Wellthy Funding LLC	DE	100%	by Canon Portfolio Trust, LLC
Eli Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Eli Entertainment LLC	CA	100%	by Eli Entertainment Inc.
Elia Management LLC	DE	100%	by A24 Films LLC
Ellicott Limited	JEY	100%	by Beaumont Hills LLC
Elliott Bay Capital Trust, LLC	DE	99.0%	by Elliott Bay Parent LLC
Elliott Bay Healthcare Realty Holdings II LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings III LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Healthcare Realty II LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings II LLC
Elliott Bay Healthcare Realty III LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings III LLC
Elliott Bay Healthcare Realty LLC	DE	100%	by Elliott Bay Healthcare Realty Holdings LLC
15

Name	Jurisdiction	Percent of Voting Securities Owned
Elliott Bay Holdings LLC	DE	91.89%	by Elliott Bay Parent LLC
Elliott Bay LLC	DE	100%	by Elliott Bay Holdings LLC
Elliott Bay Parent LLC	DE	100%	by Mason Portfolio Trust, LLC
Elm Portfolio Trust LLC	DE	100%	by EPH II, LLC
Elo Entertainment Inc.	DE	28.0%	by Eldridge ELO Funding LLC
EMO Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Empty Suit, LLC	CA	100%	by MRC II Holdings, LP
E-OZ 2019-1, LLC	DE	98.76%	by EPH, LLC
EPH Holdings II, LLC	DE	100%	by Eldridge Industries, LLC
EPH Holdings, LLC	DE	100%	by EPH Holdings II, LLC
EPH II, LLC	DE	100%	by EPH Holdings, LLC
EPH, LLC	DE	100%	by EPH II, LLC
Epic Aero, Inc.	DE	13.61%	by Epic Preferred Holdings II LLC
Epic Aero, Inc.	DE	21.53%	by Epic Preferred Holdings LLC
Epic Preferred Holdings II LLC	KS	36.032%	by Potwin Place, LLC
Epic Preferred Holdings II LLC	KS	6.066%	by Hillcrest Holdings, LLC
Epic Preferred Holdings II LLC	KS	19.87%	by Quinton Heights, LLC
Epic Preferred Holdings II LLC	KS	38.033%	by PD Holdings LLC
Epic Preferred Holdings LLC	DE	8.99%	by Oakridge Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	18.11%	by Edgewood Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	8.58%	by Pinecrest Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	2.23%	by Vista Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	6.54%	by Bruce Park Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	12.91%	by Palmer Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	9.60%	by Canon Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	2.38%	by Steamboat Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	16.81%	by Putnam Asset Holdings, LLC
Epic Preferred Holdings LLC	DE	1.76%	by Mayfair Portfolio Trust, LLC
Epic Preferred Holdings LLC	DE	12.09%	by Arch Portfolio Trust, LLC
Epic Preferred, LLC	DE	100%	by Epic Preferred Holdings LLC
ESL The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Eternal Springs Productions LLC	NY	100%	by MRC II Holdings, LP
Everest Fuel Management, LLC	DE	100%	by Tuvoli, LLC
Everly Holdings, LLC	DE	100%	by SBL Holdings, Inc.
Everly Incentive Plan, LLC	DE	100%	by Everly Holdings, LLC
Everly, LLC	KS	100%	by Everly Holdings, LLC
F&B Advisory Company LLC	DE	50.00%	by Eldridge NPC Holdings LLC
F73 Awards Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
F73 Productions Limited	GBR	100%	by Fulwell 73 Limited
Fairchild Place Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
False Positive LLC	DE	100%	by After The Fact LLC
Family Secret Productions, Inc.	DE	100%	by dcp Holdco I, LLC
Fang Shui, LLC	DE	100%	by MRC II Holdings, LP
Farah Film Limited	GBR	100%	by Fulwell 73 UK Limited
Farmhold Financial Holdings LLC	DE	50.0%	by Canon Portfolio Trust, LLC
Farmhold Financial LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Holdings LLC	DE	100%	by Farmhold Financial Holdings LLC
Farmhold Financial Management Intermediate Holdings LLC	DE	100%	by Farmhold Financial Management Holdings LLC
Farmhold Financial Management LLC	DE	1.0%	by Farmhold Financial Management Intermediate Holdings LLC
Farmhold Financial Management LLC	DE	99.0%	by Farmhold Financial Management Holdings LLC
Farmhold Lending LLC	DE	100%	by Farmhold Financial Holdings LLC
16

Name	Jurisdiction	Percent of Voting Securities Owned
FC Virginia Soccer Club LLC	VA	100%	by Cain International LP
Fear Farm Holdings, LLC	AZ	100%	by 13FEG Haunted Holdings, LLC
Felix Keane Enterprises LLC	DE	100%	by A24 Films LLC
Fever Lake LLC	LA	100%	by After The Fact LLC
Fever Lake Rights LLC	DE	100%	by A24 Films LLC
Fevo Czech s.r.o.	Czech Republic	100%	by Fevo, Inc.
Fevo d.o.o. Beograd	Serbia	100%	by Fevo, Inc.
Fevo, Inc.	DE	20.19%	by Wanamaker Portfolio Trust, LLC
FGC 101 Maiden, LLC	NY	100%	by Fields GC, LLC
FGC 148 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 24 E12, LLC	DE	100%	by Fields GC, LLC
FGC 275 Madison, LLC	NY	100%	by Fields GC, LLC
FGC 304 PAS, LLC	NY	100%	by Fields GC, LLC
FGC 599 Lexington, LLC	NY	100%	by Fields GC, LLC
FGNY ParentCo Holdings, LLC	DE	100%	by Eldridge FGNY Holdings, LLC
FHI Holdings LLC	DE	50.1%	by FHI Investor, LLC
FHI Investor, LLC	DE	100%	by Monarch Field, LLC
Fields GC, LLC	NY	56.0%	by Aurify Brands, LLC
Film Expo Group Holdings LLC	DE	85.7%	by Eldridge FEG Holdings LLC
Film Expo Group Intermediate Holdings, LLC	DE	100%	by Film Expo Group Holdings LLC
Film Expo Group LLC	DE	99.0%	by Film Expo Group Holdings LLC
FilmNation Partners, LLC	DE	20.2%	by MRC II Distribution Company, L.P.
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by SBL Holdings, Inc.
Fish Tacos NY 1, LLC	NY	61.6%	by Aurify Fish Tacos Holdings, LLC
Flexjet Limited	GBR	100%	by One Sky Flight, LLC
Flexjet Malta Holdings Limited	Malta	100%	by Volare Acquisitions, Limited
Flexjet Malta Operations Limited	Malta	100%	by Flexjet Malta Holdings Limited
Flexjet Operations Ltd.	GBR	100%	by Volare Acquisitions, Limited
Flexjet, LLC	GBR	100%	by One Sky Flight, LLC
Flight Options, LLC	DE	100%	by One Sky Flight, LLC
Flower Power Cruise 18 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 19 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise 20 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Fall 21 LLC	DE	100%	by StarVista Live LLC
Flower Power Cruise Spring 21 LLC	DE	100%	by StarVista Live LLC
Fort Pruf Rock Mezz LLC	DE	100%	by Fort Rock Pruf Parent LLC
Fort Rock Pruf Parent LLC	DE	33.33%	by CI FLL Holdings, LLC
Fort Rock Pruf Trustee LLC	DE	100%	by Fort Pruf Rock Mezz LLC
Fortwell Capital Limited	GBR	80.0%	by Cain International II LP
Fox River Investments, LLC	DE	100%	by Spoon River Investments, LLC
FP Rights LLC	DE	100%	by A24 Films LLC
FPR 1 Member LLC	DE	100%	by Fort Rock Pruf Parent LLC
FPR Investor LLC	DE	100%	by FPR 1 Member LLC
FPR US 1 LLC	DE	100%	by Fort Rock Pruf Parent LLC
Fractional Sales, LLC	DE	100%	by One Sky Flight, LLC
Free State Funding, LLC	KS	100%	by Security Benefit Corporation
FreezeCorp LLC	DE	100%	by A24 Films LLC
FreezeCorp Rights LLC	DE	100%	by A24 Films LLC
Frimpse Film Productions Ltd	CAN	100%	by Frimpse LLC
Frimpse LLC	CA	100%	by MRC II Holdings, LP
Froome Film Limited	GBR	100%	by Fulwell 73 UK Limited
17

Name	Jurisdiction	Percent of Voting Securities Owned
Fulwell 73 Holdco Limited	GBR	32.0%	by Valence FW73, LLC
Fulwell 73 Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell 73 Productions US, Inc.	DE	100%	by Fulwell 73 UK Limited
Fulwell 73 Project Q, LLC	Qatar	100%	by Fulwell 73 UK Limited
Fulwell 73 UK Limited	GBR	100%	by Fulwell 73 Holdco Limited
Fulwell Music Limited	GBR	100%	by Fulwell 73 Limited
Future Autumn LLC	DE	100%	by After The Fact LLC
FX Leasing, LLC	DE	100%	by SCF Aviation Capital LLC
Galliard Developments Ltd	GBR	100%	by GDL Holdco Limited
Galliard Group Limited	GBR	10.3%	by CI GGL Limited
Galliard Holdings Ltd	GBR	100%	by Galliard Group Limited
Gaming 247, Inc.	DE	13.90%	by Eldridge Gaming 247 Funding LLC
Garfield Park, LLC	KS	100%	by Security Benefit Corporation
GC Rights LLC	DE	100%	by A24 Films LLC
GDL (Aylesbury) Ltd	GBR	51.0%	by Galliard Developments Ltd
GDL (Birmingham Middleway) Ltd	GBR	66.0%	by Galliard Holdings Ltd
GDL (Chiswick) LLP	GBR	66.0%	by Galliard Holdings Ltd
GDL (Creekside) Ltd	GBR	52.0%	by Galliard Holdings Ltd
GDL (Kilmorie) Ltd	GBR	100%	by Galliard Holdings Ltd
GDL (Luton) Developments Ltd	GBR	90.0%	by Galliard Holdings Ltd
GDL (Millharbour) Ltd	GBR	100%	by Galliard Developments Ltd
GDL (Romford) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Slough) Developments Ltd	GBR	100%	by Galliard Holdings Ltd
GDL (Sub 2) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Sub 3) Limited	GBR	100%	by Galliard Developments Ltd
GDL (TCRW) Limited	GBR	100%	by Galliard Developments Ltd
GDL (Tower Bridge Road) Limited	GBR	70.0%	by Galliard Developments Ltd
GDL Holdco Limited	GBR	0%	Board rights held by CH Capital A Holdings LLc
GEC Finance, LLC	DE	100%	by Eldridge Industries, LLC
Generate Entertainment, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Gennessee Insurance Agency, LLC	DE	100%	by SBL Holdings, Inc.
G-Form, LLC	RI	23.50%	by Wanamaker Portfolio Trust, LLC
GHL (Hendon Hall) Ltd	GBR	100%	by Galliard Holdings Ltd
GIV-X 4098, LLC	DE	100%	by Air Eldridge LLC
Gizer Inc.	DE	26.23%	by Eldridge Gizer Funding LLC
Glow Holdings, LLC	DE	100%	by Pumpkin Fest Holdings, LLC
Golden Dragons, LLC	CA	100%	by MRC II Holdings, LP
GRE Austin, LLC	DE	100%	by Great Room Escape, LLC
GRE Chicago, LLC	DE	100%	by Great Room Escape, LLC
GRE Cincinnati, LLC	DE	100%	by Great Room Escape, LLC
GRE Cleveland, LLC	DE	100%	by Great Room Escape, LLC
GRE Columbus, LLC	OH	100%	by Great Room Escape, LLC
GRE Dallas, LLC	DE	100%	by Great Room Escape, LLC
GRE Denver, LLC	DE	100%	by Great Room Escape, LLC
GRE Houston, LLC	TX	100%	by Great Room Escape, LLC
GRE Jacksonville, LLC	FL	100%	by Great Room Escape, LLC
GRE Nashville, LLC	TN	100%	by Great Room Escape, LLC
GRE San Antonio, LLC	DE	100%	by Great Room Escape, LLC
GRE Tempe, LLC	DE	100%	by Great Room Escape, LLC
Great Green Room, LLC	CA	100%	by MRC II Holdings, LP
Great Room Escape, LLC	CO	100%	by 13 FEG Ops, LLC
Greedy Hippo LLC	DE	100%	by After The Fact LLC
Grove Lane Portfolio Trust, LLC	DE	100%	by EPH, LLC
18

Name	Jurisdiction	Percent of Voting Securities Owned
GS BTS Limited	GBR	100%	by Fulwell 73 UK Limited
GS TV Productions Ltd	GBR	50.0%	by Fulwell 73 UK Limited
Guacamole Airlines LLC	DE	100%	by A24 Films LLC
GV 667, LLC	DE	100%	by Air Eldridge LLC
GVI 6274, LLC	DE	100%	by Air Eldridge LLC
H of A Production Limited	GBR	100%	by Fulwell 73 Limited
Halfnelson Films UK Limited	GBR	100%	by MRC II Holdings, LP
Halfnelson Films, LLC	CA	100%	by MRC II Holdings, LP
Halo Aviation Ltd.	GBR	100%	by Flexjet Operations Ltd.
Harsh Times, LLC	DE	30.0%	by MRC Investments, LLC
Hawk Trail, LLC	DE	100%	by Security Benefit Life Insurance Company
High Roller Productions LLC	CA	100%	by MRC II Holdings, LP
Highland Peak Asset Holdings, LLC	DE	100%	by Highland Peak Trust
Highland Peak FA Holdings, LLC	NJ	100%	by Highland Peak Trust
Hillcrest Holdings, LLC	KS	100%	by Dayton Funding, LLC
HME Holdings, LLC	DE	100%	by HME Investors, LLC
HME Investors, LLC	DE	100%	by Eldridge Industries, LLC
HNW Investors, LLC	KS	100%	by SBL Holdings, Inc.
Holliday Park, LLC	KS	100%	by Dayton Funding, LLC
Horizon II Sponsor, LLC	DE	25.7%	by MRC Horizon II, LLC
Horizon II Sponsor, LLC	DE	28.00%	by Eldridge HZONS LLC
Horizon III Sponsor, LLC	DE	46.67%	by Eldridge HZNAS, LLC
Horizon IV Sponsor, LLC	DE	100%	by Eldridge Industries, LLC
Horizon Sponsor, LLC	DE	30.33%	by Eldridge HZACS LLC
Hot Costs LLC	DE	100%	by A24 Films LLC
Hot Sauce LLC	CA	100%	by MRC II Holdings, LP
Hotdog Hands LLC	DE	100%	by A24 Films LLC
House of Torment LLC	TX	100%	by 13FEG Haunted Holdings, LLC
Hungry City, LLC	DE	100%	by MRC II Holdings, LP
Hyphen Hyphen LLC	DE	100%	by After The Fact LLC
HZACS CI, LLC	DE	0%	Mgmt. by Eldridge HZACS LLC
HZONS CI, LLC	DE	0%	Mgmt. by Eldridge HZONS LLC
Ibiza 87 Limited	GBR	100%	by Fulwell 73 Limited
IDF V, LLC	DE	100%	by Security Benefit Life Insurance Company
IDF VI, LLC	DE	100%	by Security Benefit Life Insurance Company
Imatech Technologies LLC	DE	100%	by A24 Films LLC
Jampurchaseco Limited	GBR	100%	by Cain International LP
Jazz Hands Motion Picture Group LLC	DE	100%	by A24 Films LLC
Jefferson Remark Funding LLC	DE	100%	by Jefferson Square 1892, LLC
Jefferson Square 1892, LLC	DE	100%	by Dayton Funding II, LLC
Jessica House Developments Ltd	GBR	95.0%	by Galliard Holdings Ltd
JJ Concepts Limited	GBR	50.00%	by Jampurchaseco Limited
JJ ISQ Limited	GBR	100%	by JJ Concepts Limited
Jola20, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Jonty LLC	DE	100%	by A24 Films LLC
JP Initiative, LLC	DE	100%	by Eldridge Business Services LLC
Jubilee Scripted Limited	GBR	100%	by Fulwell 73 UK Limited
Juno Albatros, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno CB 1, S.L.U.	Spain	100%	by Juno Holdings Spain 2, S.L.U.
Juno Corn, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno EURO, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Holdings Lux 2 S.a.r.l	LUX	100%	by Juno Holdings Lux I S.a.r.l
Juno Holdings Lux 3 S.a.r.l.	LUX	100%	by Juno Holdings Lux I S.a.r.l
19

Name	Jurisdiction	Percent of Voting Securities Owned
Juno Holdings Lux I S.a.r.l	LUX	95.0%	by Juno Holdings Lux Sarl
Juno Holdings Lux M Sarl	LUX	100%	by Juno Holdings Lux Sarl
Juno Holdings Lux Sarl	LUX	100%	by CIEF1 UK Holdings Limited
Juno Holdings Spain 1, S.L.U.	Spain	100%	by Juno Holdings Lux 2 S.a.r.l
Juno Holdings Spain 2, S.L.U.	Spain	100%	by Juno Holdings Lux 3 S.a.r.l.
Juno Mini, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Munt, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Juno Plan, S.L.U.	Spain	100%	by Juno Holdings Spain 1, S.L.U.
Keep Spitballing LLC	DE	100%	by A24 Films LLC
Keshet/dcp LLC	DE	50.0%	by MRC Live & Alternative Holdings, LLC
Kitewood (Creekside) Limited	GBR	75.0%	by GDL (Creekside) Limited
KMA Gems LLC	DE	100%	by After The Fact LLC
Knight Takes King Productions, LLC	DE	100%	by MRC II Holdings, LP
Knoema Corporation	DE	100%	by Knoema Holdings, LLC
Knoema Holdings, LLC	DE	86.2%	by SB Knoema Holdings, LLC
Knoema IT Solutions India Private Limited	India	100%	by Knoema Corporation
Knoema Rus Limited Liability Company	Russia	100%	by Knoema Corporation
Koryfeum GmbH	LUX	50.0%	by CI Koryfeum Sarl
Krakow Office Park B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Kurkamart LLC	DE	100%	by A24 Films LLC
KWCI GP	Ireland	50.0%	by Cain International European Real Estate Opportunity Fund I GP Limited
KWCI LP	NJ	50.0%	by CI CB3 Subfund
KWSB Real Estate Venture I, LLC	DE	80.0%	by EKW Holdings LLC
KWSB Real Estate Venture II, LLC	DE	80.0%	by EKW Holdings II LLC
KWSB Real Estate Venture III, LLC	DE	80.0%	by EKW Holdings III LLC
KWSB Real Estate Venture IV, LLC	DE	80.0%	by EKW Holdings IV LLC
Last Rider Productions UK Limited	GBR	100%	by MRC Documentary, L.P.
Last Rider Productions, LLC	CA	100%	by MRC Documentary, L.P.
LB 1140 Broadway, LLC	NY	100%	by Little Beet, LLC
LB 125 Park, LLC	NY	100%	by Little Beet, LLC
LB 1291 First Avenue, LLC	DE	100%	by Little Beet, LLC
LB 148 Madison, LLC	NY	100%	by Little Beet, LLC
LB 320 Park, LLC	NY	100%	by Little Beet, LLC
LB Bryant Park, LLC	NY	100%	by Little Beet, LLC
LB City Vista, LLC	DE	100%	by Little Beet, LLC
LB Hanover Square, LLC	NY	100%	by Little Beet, LLC
LB Newport Center, LLC	NY	100%	by Little Beet, LLC
LB Roosevelt Field, LLC	NY	100%	by Little Beet, LLC
LB Sub W50, LLC	NY	100%	by LB W50, LLC
LB W50, LLC	NY	100%	by Little Beet, LLC
LB Westchester, LLC	NY	100%	by Little Beet, LLC
LB Westport, LLC	DE	100%	by Little Beet, LLC
LBT Chevy Chase, LLC	NY	100%	by Little Beet Table, LLC
LBT Greenwich, LLC	NY	100%	by Little Beet Table, LLC
Leadoff Investments, LLC	DE	100%	by SBT Investors, LLC
Life.io Holdco, LLC	DE	100%	by Life.io Holdings, LLC
Life.io Holdings, LLC	DE	100%	by SE2 Technologies LLC
Life.io, LLC	DE	1.0%	by Life.io Holdings, LLC
Life.io, LLC	DE	100%	by Lifo.io Holdco, LLC
Lifestyle Products Group LLC	DE	100%	by Direct Holdings Global LLC
Little Beet Brands Holdings, LLC	DE	100%	by Aurify Brands Holdings, LLC
Little Beet Table, LLC	NY	100%	by Aurify Brands Holdings, LLC
20

Name	Jurisdiction	Percent of Voting Securities Owned
Little Beet, LLC	NY	98.0%	by Aurify Brands Holdings, LLC
Liverpool Holdings Limited	GBR	100%	by CI-F Zenith UK Holdings Limited
LME1 Limited	GBR	100%	by Competitive Socialising Limited
Lost in the Andes, LLC	CA	100%	by MRC Documentary, L.P.
Love Retro LLC	DE	100%	by Lifestyle Products Group LLC
LPQ Sailboat Pond, Inc.	DE	100%	by APQ Sailboat Pond NY, LLC
LPQ USA, LLC	DE	100%	by Aurify Brands, LLC
LSB Chemical L.L.C.	OK	100%	by LSB Industries, Inc.
LSB Funding LLC	DE	100%	by NHNO Holdings LLC
LSB Industries, Inc.	DE	10.0%	by LSB Funding LLC
LU The Film Limited	GBR	50.0%	by Fulwell 73 Limited
Luxury Linoleum LLC	DE	100%	by A24 Films LLC
Madison Portfolio Trust, LLC	DE	100%	by EPH, LLC
Malecon Entertainment LLC	DE	50.0%	by DS Malecon Holdings LLC
Malt Shop Cruise 18 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 19 LLC	DE	100%	by StarVista Live LLC
Malt Shop Cruise 21 LLC	DE	100%	by StarVista Live LLC
Maman sait mieux Productions Inc.	CAN	100%	by Mommy Knows Best LLC
Maple Hill, LLC	KS	100%	by Security Benefit Corporation
Maple Portfolio Trust, LLC	DE	100%	by EPH, LLC
Maranon Capital Ultimate General Partner, LLC	DE	50.0%	by Eldridge Maranon Holdings, LLC
Maranon Capital, L.P.	DE	60.51%	by Eldridge Maranon Holdings, LLC
Maranon Centre Street Executive Fund LP	DE	99.00%	by Maranon Capital, L.P.
Maranon Centre Street General Partner, LP	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Centre Street Partnership LP	DE	0%	Mgmt. by Maranon Centre Street General Partner, LP
Maranon Centre Street SPV LLC	DE	100%	by Maranon Centre Street Partnership LP
Maranon Management LLC	DE	100%	by Maranon Capital, L.P.
Maranon Mezzanine Executive Fund, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine Fund II, LP	DE	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Mezzanine Fund, LP	DE	0%	Mgmt. by Maranon Mezzanine GP, LP
Maranon Mezzanine GP II, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Mezzanine Offshore Fund II, LP	CYM	0%	Mgmt. by Maranon Mezzanine GP II, LP
Maranon Senior Credit Fund II-A, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund II-B, LP	DE	0%	Mgmt. by Maranon Senior Credit GP II, L.P.
Maranon Senior Credit Fund IX DB, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX GP, L.P.	DE	100%	by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Fund IX, LLC	DE	0%	Mgmt. by Maranon Senior Credit Fund IX GP, L.P.
Maranon Senior Credit Fund IX, LLC	DE	100%	by Maranon Senior Credit Fund IX DB, L.P.
Maranon Senior Credit Fund V-Onshore SPV LLC	DE	100%	by Maranon Senior Credit Strategies Fund V-Levered, LP
Maranon Senior Credit GP II, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit IV, LLC	KS	100%	by Security Benefit Corporation
Maranon Senior Credit Opportunities Fund SPV GP, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Opportunities Fund SPV, LLC	DE	100%	by Maranon Senior Credit Opportunities Fund SPV, LP
Maranon Senior Credit Opportunities Fund SPV, LP	DE	0%	Mgmt. by Maranon Senior Credit Opportunities Fund SPV GP, LP
Maranon Senior Credit Strategies Fund V-Levered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
21

Name	Jurisdiction	Percent of Voting Securities Owned
Maranon Senior Credit Strategies Fund V-Unlevered, LP	DE	0%	Mgmt. by Maranon Senior Credit Strategies GP V, LP
Maranon Senior Credit Strategies Fund X GP, L.P.	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit Strategies Fund X-Levered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies Fund X-Unlevered, L.P.	DE	0%	Mgmt. by Maranon Senior Credit Strategies Fund X GP, L.P.
Maranon Senior Credit Strategies GP V, LP	DE	0%	Mgmt. by Maranon Capital Ultimate General Partner LLC
Maranon Senior Credit X-Levered SPV, LLC	DE	100%	by Maranon Senior Credit Strategies Fund X-Levered, L.P.
Maranon Senior Rated Fund I LLC	DE	0%	Mgmt. by Maranon Capital, L.P.
Maranon Services Corp.	DE	100%	by Maranon Capital, L.P.
Maranon Services, LLC	DE	99.90%	by Maranon Capital, L.P.
Mary The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MASH EI Holdco, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Maslow's Group LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Maslow's UK Services Ltd	GBR	100%	by 37-41 Mortimer Street LLP
Mason Portfolio Trust, LLC	DE	100%	by EPH, LLC
Massive Noise Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
Massive Noise LLC	CO	100%	by Massive Noise Holdings, LLC
Mayfair Portfolio Trust, LLC	DE	100%	by EPH, LLC
MB Group Holdings LLC	DE	100%	by DS MB Holdings LLC
MB The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Meadowlark Funding LLC	KS	100%	by Sherwood Park, Inc.
Media Capital Holdings, LLC	DE	100%	by Valence Media Group, LLC
Media Rights Capital II, LLC	DE	100%	by Original Narrative Library, LLC
Mediabistro Holdings LLC	DE	100%	by MB Group Holdings LLC
Meez Culinary Solutions, LLC	DE	9.8%	by Aurify Brands Management, LLC
Meez Culinary Solutions, LLC	DE	37.5%	by Aurify Brands, LLC
Mellotron, LLC	DE	40.0%	by Carlostron, LLC
Melt Shop Enterprises, LLC	NY	100%	by Melt Shop, LLC
Melt Shop, LLC	NY	96.5%	by Aurify Brands Holdings, LLC
Men Film Rights LLC	DE	100%	by A24 Films LLC
MF Master Seed Co., LLC	DE	100%	by Wanamaker Portfolio Trust, LLC
MF Seed Co, LLC	DE	100%	by MF Master Seed Co, LLC
MG Warwick Street HoldCo Limited	GBR	100%	by Maslow's Group LLP
MG Warwick Street OpCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
MG Warwick Street PropCo Limited	GBR	100%	by MG Warwick Street HoldCo Limited
Miami Waterfront Ventures Mezz, LLC	DE	100%	by CHE South Brickell LLC
Miami Waterfront Ventures Parent, LLC	DE	60.0%	by CHE South Brickell LLC
Miami Waterfront Ventures, LLC	DE	100%	by CHE South Brickell LLC
Mill Link Developments Limited	GBR	100%	by Galliard Holdings Ltd
Miller Avenue Productions LLC	DE	100%	by A24 Films LLC
Miller Avenue Rights LLC	DE	100%	by A24 Films LLC
Millway Drive LLC	DE	100%	by A24 Films LLC
Mine Creek, LLC	KS	100%	by Chain Bridge Opportunistic Funding Holdings, LLC
Ministry of Arts and Interrogation LLC	DE	100%	by A24 Films LLC
Ministry of Creative Reasoning LLC	DE	100%	by After The Fact LLC
Mirror Media IP Holdings, LLC	DE	100%	by Valence Media, LLC
Mirrors and Windows Films Inc.	CAN	100%	by A24 Films LLC
22

Name	Jurisdiction	Percent of Voting Securities Owned
MK Debt, LLC	DE	100%	by LPQ USA, LLC
MK USA, LLC	DE	100%	by LPQ USA, LLC
Mommy Knows Best LLC	DE	100%	by A24 Films LLC
Monarch Field, LLC	KS	100%	by Security Benefit Life Insurance Company
Monroe Portfolio Trust, LLC	DE	100%	by Eldridge Industries, LLC
Monterey Portfolio Trust, LLC	DE	100%	by Dayton Funding, LLC
Monterra Asset Holdings, LLC	DE	100%	by Monterra Trust
Monterra FA Holdings, LLC	NJ	100%	by Monterra Trust
Monterra Trust	DE	100%	by EPH Holdings, LLC
Moon Base LLC	DE	100%	by A24 Films LLC
Morse Code UK Films Limited	GBR	100%	by MRC II Holdings, LP
Morse Code, LLC	CA	100%	by MRC II Holdings, LP
Mosaic Media Investment Partners, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Mother Knows Post LLC	DE	100%	by A24 Films LLC
Motown The Film Limited	GBR	100%	by Fulwell 73 UK Limited
MPQ 1377 Sixth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 1400 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 1535 Third Avenue LLC	NY	100%	by MK USA, LLC
MPQ 1800 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 210 Joralemon, LLC	NY	100%	by MK USA, LLC
MPQ 2161 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ 339 Seventh Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 370 Lexington, LLC	NY	100%	by MK USA, LLC
MPQ 400 Fifth Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 685 Third Avenue, LLC	NY	100%	by MK USA, LLC
MPQ 688 Bronx HoldCo, LLC	DE	100%	by MK USA, LLC
MPQ 787 Seventh Avenue LLC	NY	100%	by MK USA, LLC
MPQ 921 Broadway, LLC	NY	100%	by MK USA, LLC
MPQ Bronx Commissary, LLC	NY	100%	by MK USA, LLC
MRC Data Holdings, LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC Data, LLC	DE	100%	by P-MRC Data, LLC
MRC Documentary, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC Horizon II, LLC	DE	100%	by Media Capital Holdings, LLC
MRC I Hedge Co, LLC	DE	100%	by MRC II Holdings, LP
MRC I Project Co, LLC	DE	100%	by MRC II Holdings, LP
MRC II Distribution Company, L.P.	DE	99.9%	by Media Rights Capital II, LLC
MRC II Holdings, LP	DE	99.9%	by MRC II Distribution Company, L.P.
MRC II Sub GP, LLC	DE	100%	by Media Rights Capital II, LLC
MRC International Distribution Company, Inc.	DE	100%	by MRC II Distribution Company, L.P.
MRC Investments, LLC	DE	100%	by Media Rights Capital II, LLC
MRC Live & Alternative Holdings, LLC	DE	100%	by CP Investment Holdings, LLC
MRC Live & Alternative, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
MRC Media Holdings LLC	DE	100%	by Mirror Media IP Holdings, LLC
MRC360, LLC	CA	100%	by MRC II Holdings, LP
MS 111 Fulton, LLC	NY	100%	by Melt Shop, LLC
MS Marketing Fund, LLC	NY	100%	by Melt Shop, LLC
MS Menlo Park, LLC	NY	100%	by Melt Shop, LLC
MS Roosevelt Field, LLC	NY	100%	by Melt Shop, LLC
MS Smith Haven, LLC	NY	100%	by Melt Shop, LLC
MS Special Events, LLC	NY	100%	by Melt Shop, LLC
MS Staten Island, LLC	NY	100%	by Melt Shop, LLC
MS Sub W50, LLC	NY	100%	by MS W50, LLC
MS W26, LLC	NY	100%	by Melt Shop, LLC
23

Name	Jurisdiction	Percent of Voting Securities Owned
MS W50, LLC	NY	100%	by Melt Shop, LLC
MS W52, LLC	NY	100%	by Melt Shop, LLC
MS Westchester, LLC	NY	100%	by Melt Shop, LLC
MSP The Film Limited	GBR	100%	by Fulwell 73 UK Limited
Music Business Worldwide Limited (UK)	GBR	50.0%	by MRC Media Holdings LLC
MV The Film Limited	GBR	100%	by Fulwell 73 UK Limited
N318MM, LLC	KS	50.0%	by Security Benefit Corporation
Nashville Nightmare, LLC	TN	100%	by Nightmare Holdings, LLC
Nashville The Film Limited	GBR	100%	by Fulwell 73 UK Limited
NBT Holdings, LLC	DE	97.00%	by Venture Brand Management LLC
Net-Net Worldwide LLC	DE	100%	by A24 Films LLC
NHNO Holdings LLC	DE	100%	by NPK Holdings LLC
Nicodemus Place, LLC	KS	100%	by Security Benefit Corporation
Nightmare Holdings, LLC	DE	100%	by 13FEG Haunted Holdings, LLC
No Commas LLC	DE	100%	by A24 Films LLC
Nolensville Invest S.L.	Spain	100%	by Pleasant Invest S.L.
North City Screams LLC	IL	100%	by 13FEG Haunted Holdings, LLC
Note Funding 1892-2, LLC	KS	100%	by EPH, LLC
NPC Holdings, Inc.	DE	99.44%	by NPC Restaurant Holdings II LLC
NPC International Holdings, LLC	DE	100%	by NPC Holdings, Inc.
NPC International, Inc.	DE	100%	by NPC Restaurant Holdings, LLC
NPC Operating Company B, Inc.	KS	100%	by NPC International, Inc.
NPC QB LLC	DE	100%	by NPC International, Inc.
NPC Quality Burgers, Inc.	KS	100%	by NPC International, Inc.
NPC RE Holdings LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings I LLC	DE	49.99%	by Eldridge NPC Holdings LLC
NPC Restaurant Holdings II LLC	DE	100%	by NPC Restaurant Holdings I LLC
NPC Restaurant Holdings, LLC	DE	100%	by NPC International Holdings, LLC
NPK Holdings LLC	DE	100%	by EPH, LLC
NZC Capital LLC	DE	89.8%	by Todd L. Boehly, Individual
Oak Landing Production LLC	DE	100%	by A24 Films LLC
Oakridge Portfolio Trust, LLC	DE	100%	by EPH, LLC
Oaktree Entertainment, LLC	DE	100%	by MRC II Holdings, LP
Oasis BH, LLC	DE	33.2%	by CI BH Holdings LLC
Oasis BH, LLC	DE	20.20%	by CI BH Holdings II LLC
Oasis West Realty LLC	DE	100%	by OWR Mezz II Borrower LLC
OBH Intermediate Holdco, LLC	DE	100%	by Oasis BH, LLC
Objective Feedback LLC	DE	100%	by A24 Films LLC
On The Rocks LLC	DE	100%	by After The Fact LLC
One Sky Flight Holdings, LLC	DE	100%	by Epic Aero, Inc.
One Sky Flight, LLC	DE	100%	by One Sky Flight Holdings, LLC
Oorah Productions LLC	DE	100%	by A24 Films LLC
Orchard Wharf Developments Ltd	GBR	50.0%	by Galliard Holdings Ltd
Origin Picture Show LLC	DE	100%	by A24 Films LLC
Original Narrative Library, LLC	DE	100%	by Valence Media, LLC
Over The Hill Pictures LLC	DE	100%	by A24 Films LLC
Owl Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
OWR Mezz II Borrower LLC	DE	100%	by OBH Intermediate Holdco, LLC
Ozawkie LLC	KS	100%	by Dayton Funding, LLC
Paderna sp.zo.o	Poland	100%	by PZO JV B.V.
Palmer Portfolio Trust, LLC	DE	100%	by EPH, LLC
Palouse Productions Limited	DE	100%	by A24 Films LLC
Palouse Rights LLC	DE	100%	by A24 Films LLC
24

Name	Jurisdiction	Percent of Voting Securities Owned
Panagram Holdings, LLC	DE	100%	by Eldridge AM Holdings, LLC
Panagram Senior Loan Fund I GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund I, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund I GP, LLC
Panagram Senior Loan Fund II GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund II, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund II GP, LLC
Panagram Senior Loan Fund III GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund III, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund III GP, LLC
Panagram Senior Loan Fund IV GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund IV, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund IV GP, LLC
Panagram Senior Loan Fund V GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund V, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund V GP, LLC
Panagram Senior Loan Fund VI GP, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Senior Loan Fund VI, LP	DE	0%	Mgmt. by Panagram Senior Loan Fund VI GP, LLC
Panagram Services Holdings, LLC	DE	100%	by Panagram Holdings, LLC
Panagram Services, LLC	DE	1.0%	by Panagram Services Holdings, LLC
Panagram Services, LLC	DE	99.0%	by Panagram Holdings, LLC
Panagram Structured Asset Management, LLC	DE	100%	by Panagram Holdings, LLC
Papa MidCo Limited	GBR	95.00%	by CI Milan Limited
Passing The Baton LLC	DE	100%	by A24 Films LLC
PayActiv, Inc.	DE	13.12%	by Eldridge PayActiv Holdings LLC
PD Holdings LLC	DE	100%	by Dayton Funding II, LLC
PGM-MB Holdings LLC	DE	100%	by Mediabistro Holdings LLC
Pickleback NOLA, LLC	LA	100%	by MRC II Holdings, LP
Pickleback, LLC	CA	100%	by MRC II Holdings, LP
Pinckney Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Pinecrest Portfolio Trust, LLC	DE	100%	by EPH, LLC
Pink Freud LLC	DE	100%	by A24 Films LLC
Pixion Games Limited	GBR	11.62%	by Eldridge Pixion Funding LLC
Pleasant Invest S.L.	Spain	100%	by Davisville Holdings S.a r.l
P-MRC Data, LLC	DE	50.0%	by MRC Data Holdings, LLC
P-MRC Holdings, LLC	DE	30.0%	by MRC Media Holdings LLC
P-MRC Music, LLC	DE	100%	by MRC Media Holdings LLC
Post Portfolio Trust, LLC	DE	100%	by Monroe Portfolio Trust, LLC
Potwin Place, LLC	KS	100%	by Dayton Funding, LLC
Powder Keg Farms Limited	New Zealand	100%	by Over The Hill Pictures LLC
Prairie Hill, LLC	KS	100%	by Security Benefit Corporation
PrescientCo Holdings, LLC	DE	16.58%	by Eldridge PCH Holdings, LLC
PrescientCo Holdings, LLC	DE	23.50%	by Palmer Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	24.82%	by Steamboat Portfolio Trust, LLC
PrescientCo Holdings, LLC	DE	15.25%	by Mayfair Portfolio Trust, LLC
PrescientCo LLC	DE	100%	by PrescientCo Holdings, LLC
Prezzo InvestCo Limited	GBR	90.00%	by Jampurchaseco Limited
Prezzo PropCo Limited	GBR	100%	by PRZ Realisation Limited
Prezzo Restaurants Ireland Limited	Ireland	100%	by PRZ Realisation Limited
Prezzo Trading Limited	GBR	100%	by Prezzo InvestCo Limited
Priest Lake Haunted Woods, LLC	TN	100%	by Nightmare Holdings, LLC
Primary Issue Anchor Separate Account LLC	DE	100%	by Security Benefit Corporation
Primrose Portfolio Trust, LLC	DE	100%	by EPH, LLC
Princess Klepto LLC	DE	100%	by After The Fact LLC
Princess Klepto Rights LLC	DE	100%	by A24 Films LLC
PrivateFly Limited	GBR	100%	by Skyjet Europe Limited
PrivateFly, LLC	DE	100%	by PrivateFly Limited
25

Name	Jurisdiction	Percent of Voting Securities Owned
Pryor Chemical Company	OK	100%	by LSB Chemical L.L.C.
PRZ Realisation (2) Limited	GBR	100%	by Papa MidCo Limited
PRZ Realisation Limited	GBR	100%	by PRZ Realisation (2) Limited
Public House Productions LLC	DE	100%	by A24 Films LLC
Public House Rights LLC	DE	100%	by A24 Films LLC
Pumpkin Fest Holdings, LLC	DE	100%	by 13 FEG Ops, LLC
Putnam Asset Holdings, LLC	DE	100%	by EPH, LLC
PZO JV B.V.	Netherlands	90.0%	by CIEF1 UK Holdings Limited
Queen Morgan, LLC	CA	100%	by MRC Documentary, L.P.
Queens LLC	DE	100%	by After The Fact LLC
Quick As A Wink Limited	New Zealand	100%	by Reserving Rights LLC
Quinton Heights, LLC	KS	100%	by Dayton Funding II, LLC
Raging Bear, LLC	DE	100%	by MRC II Holdings, LP
Raising Destiny, LLC	CA	100%	by MRC Documentary, L.P.
Ramy Rights LLC	DE	100%	by A24 Films LLC
Ravenwood Portfolio Trust, LLC	DE	100%	by Dayton Funding II, LLC
Red Sea 2022-1, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-2, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-3, LLC	KS	100%	by Security Benefit Corporation
Red Sea 2022-4, LLC	KS	100%	by Security Benefit Corporation
Renegade Brands USA, INC.	DE	20.0%	by Canon Portfolio Trust, LLC
Reserving Rights LLC	DE	100%	by A24 Films LLC
Rhapsody Acquisition Corporation	CYM	100%	by CI Sponsor LLC
Ride or Die Productions, LLC	CA	100%	by MRC II Holdings, LP
Ridge Media Holdings, LLC	DE	100%	by GEC Finance, LLC
Ripley Park, LLC	DE	70.0%	by Security Benefit Life Insurance Company
Ripple Effects Productions, LLC	CA	100%	by MRC II Holdings, LP
Rivabella sp.zo.o	Poland	100%	by Krakow Office Park B.V.
Rock and Romance Cruise 18 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 19 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 20 LLC	DE	100%	by StarVista Live LLC
Rock and Romance Cruise 22 LLC	DE	100%	by StarVista Live LLC
Roll Down, LLC	CA	100%	by MRC II Holdings, LP
Rolling Stone Licensing LLC	DE	100%	by Rolling Stone LLC
Rolling Stone LLC	DE	100%	by Rolling Stone Media, LLC
Rolling Stone Media, LLC	DE	100%	by P-MRC Music, LLC
Roman 1 Sarl	LUX	100%	by Roman JV Sarl
Roman 2 Sarl	LUX	100%	by Roman JV Sarl
Roman JV Sarl	LUX	100%	by CI Roman Holdings Sarl
Roman SNC	France	99.9%	by Roman 1 Sarl
Roman SNC	France	50.0%	by Roman 2 Sarl
Round About Bar LLC	DE	100%	by After The Fact LLC
Round About Pub Limited	GBR	100%	by A24 Films LLC
Round About Rights LLC	DE	100%	by A24 Films LLC
RR The Film Limited	GBR	100%	by Fulwell 73 UK Limited
RS Branding, LLC	DE	100%	by Rolling Stone LLC
Ruby Entertainment Inc.	DE	100%	by Fulwell 73 Productions US, Inc.
Ruby Portfolio Trust, LLC	DE	100%	by EPH, LLC
Ruby Productions LLC	CA	100%	by Ruby Entertainment Inc.
Rules Beauty LLC	DE	100%	by A24 Ventures LLC
S(LSV) LLC	NV	100%	by Competitive Socializing US LLC
S(WBP)LLC	DC	100%	by Competitive Socializing US LLC
26

Name	Jurisdiction	Percent of Voting Securities Owned
S(WDC) LLC	DC	100%	by Competitive Socializing US LLC
S(WMB) LLC	NY	100%	by Competitive Socializing US LLC
Sable River Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Sager House (Almeida) Limited	GBR	100%	by CH Capital A Holdings LLC
Saguaro Road Records Inc.	DE	100%	by Direct Holdings U.S. LLC
SAILES 2, LLC	DE	100%	by Security Benefit Life Insurance Company
Sandy Beaches Cruise 21 LLC	DE	100%	by StarVista Live LLC
Sarena Holdings Ltd	GBR	100%	by Galliard Holdings Ltd
Sarena House LLP	GBR	50.0%	by Sarena Holdings Ltd
Sassafras Jam LLC	DE	100%	by A24 Films LLC
Saving The World LLC	DE	100%	by A24 Films LLC
Saving The World Rights LLC	DE	100%	by A24 Films LLC
SB Corporate Funding LLC	DE	100%	by Security Benefit Corporation
SB IIS Co LLC	DE	100%	by Security Benefit Life Insurance Company
SB ISH LLC	DE	100%	by Security Benefit Life Insurance Company
SB Knoema Holdings, LLC	DE	86.2%	by Security Benefit Corporation
SB Loan Co LLC	DE	100%	by Todd L. Boehly, Individual
SBC Civic Center LLC	DE	100%	by Mason Portfolio Trust, LLC
SBC LAD Holdings, LLC	DE	100%	by Security Benefit Corporation
SBL Holdings, Inc.	KS	100%	by Security Benefit Corporation
SBT Investors, LLC	DE	100%	by NZC Capital LLC
SBT Media Holdings, LLC	DE	100%	by SBT Investors, LLC
SBT-WWB, LLC	DE	100%	by SBT Investors, LLC
SCF Aviation Capital LLC	DE	100%	by SCF Funding LLC
SCF Canada 2018 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2019-2 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2020 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada 2021 GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Canada Revolver GP Ltd.	CAN	100%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing 2017-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2017-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2019-2 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2020-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing 2021-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Equipment Leasing Canada 2018 Limited Partnership	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019 Limited Partnership	CAN	99.9%	by Stonebriar Commercial Finance Canada Inc.
SCF Equipment Leasing Canada 2019-2 Limited Partnership	CAN	99.9%	by SCF Canada 2019-2 GP Ltd.
SCF Equipment Leasing Canada 2020-1 Limited Partnership	CAN	99.9%	by SCF Canada 2020 GP Ltd.
SCF Equipment Leasing Canada 2021-1 Limited Partnership	CAN	99.9%	by SCF Canada 2021 GP Ltd.
SCF Equipment Trust 2016-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Funding LLC	DE	100%	by Stonebriar Finance Holdings LLC
SCF FW Issuer LLC	DE	100%	by SCF Aviation Capital LLC
SCF Goose LLC	DE	100%	by SCF Aviation Capital LLC
SCF Maverick LLC	DE	100%	by SCF Aviation Capital LLC
SCF Merlin LLC	DE	100%	by SCF Aviation Capital LLC
27

Name	Jurisdiction	Percent of Voting Securities Owned
SCF NBL LLC	DE	100%	by SCF Funding LLC
SCF Preferred Equity, LLC	DE	0%	Mgmt. by Stonebriar Finance Holdings LLC
SCF Rail Leasing LLC	DE	100%	by SCF Funding LLC
SCF Revolver 2018-1 LLC	DE	100%	by Stonebriar Commercial Finance LLC
SCF Revolver Canada Limited Partnership	CAN	99.9%	by SCF Canada Revolver GP Ltd.
SCF SB Investor, LLC	KS	100%	by Security Benefit Corporation
SCF Servicing Company LLC	DE	99.0%	by SCF Funding LLC
SE2 Asset Holdings LLC	DE	100%	by se2 Holdco, LLC
SE2 Digital Service LLP	India	99.9999%	by SE2 Holdings, LLC
SE2 Digital Service LLP	India	0.0001%	by se2, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
SE2 Holdings, LLC	DE	100%	by SE2 Asset Holdings LLC
SE2 Information Services Ireland Limited	Ireland	100%	by SE2 Holdings, LLC
SE2 Services LLC	DE	100%	by SE2 Holdings, LLC
SE2 Technologies LLC	DE	100%	by SE2 Holdings, LLC
se2, LLC	KS	100%	by SE2 Holdings, LLC
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Business Services, LLC	KS	100%	by Security Benefit Corporation
Security Benefit Corporation	KS	99.841%	by Eldridge SBC Holdings LLC
Security Benefit Life Insurance Company	KS	100%	by SBL Holdings, Inc.
Security Distributors, LLC	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by SBL Holdings, Inc.
Selenicereus LLC	DE	100%	by A24 Films LLC
Sensory Impact Group, LLC	DE	73.0%	by Arch Portfolio Trust, LLC
Sentient Holdings, LLC	DE	100%	by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100%	by Sentient Jet, LLC
Sentient Jet, LLC	DE	100%	by Sentient Holdings, LLC
Sesame Marketplace, LLC	DE	100%	by Aurify Brands, LLC
Seward Street Maiden Voyage, LLC	CA	100%	by X4Y LLC
Seward Street Productions, LLC	CA	100%	by Seward Street Maiden Voyage, LLC
Sewer Boys LLC	DE	100%	by A24 Films LLC
SGT VF GP, LLC	DE	100%	by EPH Holdings, LLC
SGTV Fund, LP	DE	0%	Mgmt. by SGT VF GP, LLC
Shamrock Valley, LLC	KS	100%	by Security Benefit Life Insurance Company
Shelter At Home LLC	DE	100%	by A24 Films LLC
Sherwood Park, Inc.	KS	100%	by Security Benefit Corporation
Shock Hill Field, LLC	KS	100%	by Security Benefit Corporation
Short of the Week, LLC	DE	10.30%	by Sugar23, Inc.
SIMCOM Holdings, Inc.	DE	50.0%	by Volo Sicuro, LLC
SIMCOM International, Inc.	FL	100%	by SIMCOM, Inc.
SIMCOM, Inc.	DE	100%	by SIMCOM Holdings, Inc.
Sirio Acquisition S.r.l.	Italy	100%	by Volare Acquisitions, Limited
Sirio S.p.A.	Italy	90.0%	by Sirio Acquisition S.r.l.
Sixth Avenue Reinsurance Company	VT	100%	by Security Benefit Life Insurance Company
SJS&W Washington Property LLC	DE	100%	by St. James Sports and Wellness Washington LLC
Skyjet Europe Limited	GBR	100%	by One Sky Flight, LLC
SLOMOG Limited	GBR	100%	by Fulwell 73 UK Limited
Slushie LLC	DE	100%	by After The Fact LLC
Soft Money LLC	DE	100%	by A24 Films LLC
Soggy Jam UK Limited	GBR	100%	by MRC II Holdings, LP
Soggy Jam, LLC	CA	100%	by MRC II Holdings, LP
Sojourn Aviation Company, LLC	DE	100%	by Epic Aero, Inc.
28

Name	Jurisdiction	Percent of Voting Securities Owned
Somebody Told Me, LLC	DE	100%	by Eldridge IP Holdings LLC
Sommsation Holdings, LLC	DE	100%	by Eldridge Industries, LLC
Sommsation Services Holdings LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation Services, LLC	DE	100%	by Sommsation Holdings, LLC
Sommsation, LLC	DE	100%	by Sommsation Holdings, LLC
Soul Train Cruise 18 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 19 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 20 LLC	DE	100%	by StarVista Live LLC
Soul Train Cruise 22 LLC	DE	100%	by StarVista Live LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital B Holdings, LLC
South Audley Street LLP	GBR	0%	Board rights held by CH Capital A Holdings LLC
Southern Rock Cruise 19 LLC	DE	100%	by StarVista Live LLC
Southern Rock Cruise 20 LLC	DE	100%	by StarVista Live LLC
Spinmedia LLC	DE	100%	by MRC Media Holdings LLC
Spoon River Investments, LLC	DE	100%	by SBT Investors, LLC
Sports Media Technology Corporation	DE	14.1%	by Steamboat Portfolio Trust, LLC
SRSB Credit Fund LLC	KS	100%	by Security Benefit Corporation
SRSB OCF LLC	KS	100%	by Security Benefit Corporation
St. James Sports and Wellness Washington LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Starbones Ltd	GBR	80.0%	by GDL (Chiswick) LLP
StarVista Entertainment LLC	DE	100%	by Direct Holdings Global LLC
StarVista Live LLC	DE	100%	by StarVista Entertainment LLC
StarVista Management LLC	DE	100%	by StarVista Entertainment LLC
Steamboat Portfolio Trust, LLC	DE	100%	by EPH, LLC
Stereogum Media LLC	DE	20.0%	by Media Capital Holdings, LLC
Stewart Street Productions, LLC	DE	100%	by MRC Live & Alternative Holdings, LLC
Stonebriar Commercial Finance Canada Inc.	CAN	100%	by SCF Funding LLC
Stonebriar Commercial Finance LLC	DE	100%	by SCF Funding LLC
Stonebriar Finance Holdings LLC	DE	80.7%	by Three L Finance Holdings, LLC
Stonebriar Holdings LLC	DE	100%	by Three L Finance Holdings, LLC
Stonebriar IFH LLC	DE	100%	by SCF Funding LLC
Strataca Holdings, LLC	KS	100%	by Security Benefit Corporation
Strivers LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Studio Momo LLC	DE	100%	by A24 Films LLC
Sugar 23 Technology Holdings LLC	DE	100%	by Sugar23, Inc.
Sugar23 Next Ventures LLC	DE	100%	by Sugar23, Inc.
Sugar23 Podcast Group LLC	DE	100%	by Sugar23, Inc.
Sugar23, Inc.	DE	20.05%	by Valence Circle Up, LLC
Sunday Best, LLC	CA	100%	by MRC Documentary, L.P.
Sunset Hills, LLC	KS	100%	by Security Benefit Corporation
Sunset Screams LLC	TX	100%	by 13FEG Haunted Holdings, LLC
Super, Awesome & Amazing LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Sweepstakes Hero, LLC	CA	100%	by MRC Documentary, L.P.
Swingers 1 Limited	GBR	100%	by Competitive Socialising Limited
Swingers 2 Limited	GBR	100%	by Competitive Socialising Limited
Swingers NY LLC	NY	100%	by Competitive Socializing US LLC
SXSW, LLC	TX	50.0%	by P-MRC Holdings, LLC
Syracuse City, LLC	KS	100%	by Security Benefit Corporation
Talk Later LLC	DE	100%	by A24 Films LLC
Ten Ten Productions LLC	CA	100%	by Ruby Entertainment Inc.
Terror on the Fox Holdings, LLC	CO	100%	by 13FEG Haunted Holdings, LLC
The AllBright Group Australia Pty Ltd	Australia	100%	by The Allbright Group Limited
The Allbright Group DC LLC	DC	100%	by The Allbright Group US, LLC
29

Name	Jurisdiction	Percent of Voting Securities Owned
The Allbright Group LA, LLC	CA	100%	by The Allbright Group US, LLC
The Allbright Group Limited	GBR	0%	Board rights held by CH Capital A Holdings LLC
The Allbright Group US, LLC	DE	100%	by The Allbright Group Limited
The Hollywood Reporter, LLC	DE	100%	by MRC Media Holdings LLC
The Humans Rights LLC	DE	100%	by A24 Films LLC
The Most Down to Earth, LLC	CA	100%	by MRC Documentary, L.P.
The St. James FCVA LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Lacrosse LLC	VA	100%	by SJS&W Washington Property LLC
The St. James Media LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
The St. James Sports & Wellness Lincolnshire LLC	DE	100%	by Cain International LP
The St. James Sports and Wellness Complex LLC	DE	0%	Board rights held by CHE SJG LLC
The Stage Shoreditch (Commercial Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) LP	GBR	99.9%	by The Stage Shoreditch (Commercial Tower) Unit Trust
The Stage Shoreditch (Commercial Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Commercial Tower) GP Ltd
The Stage Shoreditch (Commercial Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Containers) GP Ltd	GBR	100%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) LP	GBR	99.9%	by The Stage Shoreditch (Containers) Unit Trust
The Stage Shoreditch (Containers) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Containers) GP Ltd
The Stage Shoreditch (Containers) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Curtain Theatre) GP Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) LP	GBR	64.9%	by The Stage Shoreditch (Curtain Theatre) Unit Trust
The Stage Shoreditch (Curtain Theatre) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Curtain Theatre) GP Ltd
The Stage Shoreditch (Curtain Theatre) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Master) Unit Trust	JEY	99.0%	by The Stage Shoreditch LLP
The Stage Shoreditch (Office North) GP Ltd	GBR	100%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) LP	GBR	99.9%	by The Stage Shoreditch (Office North) Unit Trust
The Stage Shoreditch (Office North) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office North) GP Ltd
The Stage Shoreditch (Office North) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Office South) GP Ltd	GBR	100%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) LP	GBR	99.9%	by The Stage Shoreditch (Office South) Unit Trust
The Stage Shoreditch (Office South) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Office South) GP Ltd
The Stage Shoreditch (Office South) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (Pavilion) GP Ltd	GBR	65.0%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) LP	GBR	99.9%	by The Stage Shoreditch (Pavilion) Unit Trust
The Stage Shoreditch (Pavilion) Nominee Ltd	GBR	100%	by The Stage Shoreditch (Pavilion) GP Ltd
The Stage Shoreditch (Pavilion) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch (The Tower) GP Ltd	GBR	100%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) LP	GBR	99.9%	by The Stage Shoreditch (The Tower) Unit Trust
The Stage Shoreditch (The Tower) Nominee Ltd	GBR	100%	by The Stage Shoreditch (The Tower) GP Ltd
The Stage Shoreditch (The Tower) Unit Trust	JEY	99.2%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Deveopment LLP	GBR	100%	by The Stage Shoreditch LLP
The Stage Shoreditch LLP	GBR	0%	Board rights held by CH McCourt (The Stage) LLC
The Stage Shoreditch Management Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
The Stage Shoreditch Residential Ltd	GBR	100%	by The Stage Shoreditch (Master) Unit Trust
Thirteenth Floor Entertainment Group, LLC	DE	50.0%	by Sensory Impact Group, LLC
Thornwood Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Three L Finance Holdings, LLC	DE	100%	by Eldridge Equipment Finance LLC
30

Name	Jurisdiction	Percent of Voting Securities Owned
TLB-GBM, LLC	DE	100%	by Todd L. Boehly, Individual
Toil and Trouble Productions LLC	DE	100%	by A24 Films LLC
Toil and Trouble Rights LLC	DE	100%	by A24 Films LLC
Topeka Grand Hotels, LLC	DE	37.0%	by Security Benefit Life Insurance Company
Trigger Investco, LLC	DE	100%	by Putnam Asset Holdings, LLC
Trigger Media Group, LLC	DE	100%	by Trigger Investco, LLC
Trinity Stuart Development LLC	DE	100%	by Trinity Stuart Holding, LLC
Trinity Stuart Holding, LLC	DE	85.0%	by CI Boston Holdings LLC
Triple8, LLC	KS	100%	by Security Benefit Life Insurance Company
Trison Construction, Inc.	OK	100%	by LSB Chemical L.L.C.
Truebill, Inc.	DE	18.22%	by Eldridge Truebill Funding, LLC
Truth Mobile LLC	DE	100%	by A24 Films LLC
TS Hotel Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Pied-a-Terre Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Residences Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TS Retail Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
TSJ Lincolnshire Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ RTC Property LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
TSJ Tysons Galleria Property LLC	VA	0%	Mgmt. by The St. James Sports and Wellness Complex LLC
TT Entertainment	GBR	33.0%	by Fulwell 73 UK Limited
Tuvoli Canada, Inc.	CAN	100%	by Tuvoli, LLC
Tuvoli, LLC	DE	83.80%	by Epic Aero, Inc.
Twenty Years LLC	DE	100%	by After The Fact LLC
Twenty Years Rights LLC	DE	100%	by A24 Films LLC
UB The Film Limited	GBR	100%	by Fulwell 73 Limited
Ultimate Disco Cruise 19 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 20 LLC	DE	100%	by StarVista Live LLC
Ultimate Disco Cruise 22 LLC	DE	100%	by StarVista Live LLC
Un Chien Bizarre LLC	DE	100%	by A24 Films LLC
University Club Holding, LLC	DE	100%	by Trinity Stuart Holding, LLC
Upstate Riot, LLC	CA	100%	by MRC Documentary, L.P.
Valence A24, LLC	DE	100%	by Media Capital Holdings, LLC
Valence APM, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Circle Up, LLC	DE	100%	by Valence Media Group, LLC
Valence FW73, LLC	DE	100%	by Media Capital Holdings, LLC
Valence Media Group, LLC	DE	99.0%	by Valence Media Partners, LLC
Valence Media Holdings, LLC	DE	100%	by Valence Media Group, LLC
Valence Media Partners, LLC	DE	100%	by Ridge Media Holdings, LLC
Valence Media, LLC	DE	100%	by Valence Media Holdings, LLC
Valence Zig Holdings, LLC	DE	100%	by Media Capital Holdings, LLC
Variety Business Intelligence, LLC	DE	100%	by P-MRC Data, LLC
Variety Media, LLC	DE	100%	by MRC Media Holdings LLC
Vectura Services LLC	DE	100%	by Eldridge Business Services LLC
Venn Music Publishing, LLC	CA	100%	by Gaming 247, Inc.
Venn Records LLC	CA	100%	by Gaming 247, Inc.
Venn Studios LLC	CA	100%	by Gaming 247, Inc.
Venture Brand Management LLC	DE	100%	by Sugar23, Inc.
Vibe Media Publishing, LLC	DE	100%	by P-MRC Music, LLC
Vim & Victor LLC	DE	100%	by The St. James Sports and Wellness Complex LLC
Vista Portfolio Trust, LLC	DE	100%	by EPH, LLC
Volare Acquisitions, Limited	Ireland	49.0%	by Flexjet Limited
Volo Sicuro, LLC	DE	5.93%	by Epic Aero, Inc.
31

Name	Jurisdiction	Percent of Voting Securities Owned
Volo Sicuro, LLC	DE	19.77%	by Eldridge VS, LLC
WAAM Acquisition LLC	VA	100%	by The St. James Media LLC
Wanamaker Portfolio Trust, LLC	KS	100%	by EPH, LLC
Watson Brickell Development Mezz, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development Parent, LLC	DE	50.0%	by CHE 830 Brickell LLC
Watson Brickell Development Pledgor, LLC	DE	100%	by CHE 830 Brickell LLC
Watson Brickell Development, LLC	DE	100%	by CHE 830 Brickell LLC
WBC, LLC	DE	100%	by MRC II Holdings, LP
Weary Blues Holdings, LLC	KS	100%	by Security Benefit Corporation
Weissach Capital, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Western Remedy LLC	DE	100%	by A24 Films LLC
Westgate House Developments Limited	GBR	50.0%	by Galliard Developments Ltd
Wight Cap Holdings, LLC	DE	0%	Mgmt. by EEH 2017 Prefered Member, LLC
Wildfires, LLC	CA	100%	by MRC Documentary, L.P.
Windy Screams LLC	IL	100%	by 13FEG Haunted Holdings, LLC
Winning Spirit and Sons LLC	DE	100%	by A24 Films LLC
WWB Holdings II, LLC	DE	100%	by SBT-WWB, LLC
WWB Holdings, LLC	DE	100%	by SBT-WWB, LLC
X4Y LLC	DE	100%	by Sugar23, Inc.
Yang Rights LLC	DE	100%	by A24 Films LLC
Yekaterina UK Limited	GBR	100%	by MRC II Holdings, LP
Yekaterina, LLC	CA	100%	by MRC II Holdings, LP
Young Brothers LLC	DE	100%	by A24 Films LLC
SBL is the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account, Security Varilife Separate Account, Variable Annuity Account XI, Variflex Separate Account, SBL Variable Annuity Account VIII, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account, and Parkstone Variable Annuity Separate Account. As depositor of the separate accounts, SBL might be deemed to control them.
Item 30.
Indemnification
The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.
The Articles of Incorporation include the following provision:
(a) No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.
(b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.
Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate
32

jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriter
(a)(1)	Security Distributors, LLC (“SDL”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Universal Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
SBL Variable Annuity Account VIII (Variflex Extra Credit)
SBL Variable Annuity Account VIII (Variflex LS)
SBL Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account

(a)(2)	SDL acts as principal underwriter for the following separate accounts of First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

(a)(3)	SDL acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account Nationwide Variable Account 9
(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	David G. Byrnes	President and Head of Distribution
	Timothy P. Gillen	Chief Financial Officer, Treasurer, and Finance and Operations Principal
	Kurt E. Auleta	Senior Vice President, Sales Operations
	Justin A. Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Senior Vice President, Education Markets
	Michael T Maghini	Senior Vice President
	Michael K Reidy	Senior Vice President
33

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Kevin M Watt	Senior Vice President
	Carmen R. Hill	Vice President, Assistant Secretary and Chief Compliance Officer
	Christopher D. Swickard	Vice President and Secretary
	Donald A. Wiley	Vice President
	Mark J. Carr	Assistant Vice President
	Aaron M. Tallen	Assistant Vice President
	Susan J. Lacey	Assistant Treasurer
	Lisa M. Young	Assistant Treasurer
	Gregory C. Garhart	AML Compliance Officer
*For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.
(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, LLC	$547,957[1]	N/A	0	N/A

1
Security Benefit Life Insurance Company pays commissions to broker-dealers through SDL. This is the amount paid to SDL in connection with all contracts sold through the Separate Account. SDL passes through to the selling broker-dealers all such amounts.

Item 32.
Location of Accounts and Records
[Omitted]
Item 33.
Management Services
All management contracts are discussed in Part A or Part B.
Item 34.
Fee Representation and Other Representations
Fee Representation
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.
34

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April, 2022.
By:	Security Benefit Life Insurance Company
(the Depositor)
*
Michael P. Kiley, Chief Executive Officer and Director
By:	Variable Annuity Account XI
(The Registrant)
*
Michael P. Kiley, Chief Executive Officer and Director
As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2022.
SIGNATURES AND TITLES
By:	*
Michael P. Kiley, Chief Executive Officer and Director
By:	*
John P. Wohletz, Vice President and Chief Accounting Officer
By:	*
Barry G. Ward, Senior Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
By:	*
John F. Guyot, Senior Vice President, General Counsel, Secretary, and Director
By:	*
Roger S. Offermann, Senior Vice President, Chief Actuary, and Director
By:	*
Joseph W. Wittrock, Senior Vice President, Chief Investment Officer, and Director
By:	*
Douglas G. Wolff, President and Director
*By:	/s/ Chris Swickard
Chris Swickard, as Attorney-in-Fact
1

EXHIBIT INDEX
(l)(1)	Consent of Independent Registered Public Accounting Firm
(l)(2)	Consent of Counsel
1